                                                        '33 Act File No. 33-896
                                                     '40 Act File No. 811-04436


              AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 13
                                     and/or                                 /x/
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 14

                        (Check appropriate box or boxes)                    /x/
                       NATIONWIDE INVESTING FOUNDATION II
               (Exact Name of Registrant as Specified in Charter)
                         Nationwide Tax Free Income Fund
                     Nationwide U.S. Government Income Fund
                              One Nationwide Plaza
                              Columbus, Ohio 43216
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (614) 249-7855

            Ms. Rae I. Mercer                 Send Copies of Communications to:
          One Nationwide Plaza                              Druen,
          Columbus, Ohio 43216                          Rath & Dietrich
 (Name and Address of Agent for Service)             One Nationwide Plaza
                                                     Columbus, Ohio 43216


/x/ It is proposed that this filing will become effective on February 29, 1996 pursuant to paragraph (b) of Rule 485

         Pursuant to Rule 24f-2, the Registrant has declared an indefinite number of its shares of beneficial interest of Nationwide Money Market Fund, Nationwide Bond Fund, Nationwide Fund and Nationwide Growth Fund registered. Registrant filed its Rule 24f-2 Notice for the fiscal year ended October 31, 1995 on December 19, 1995.

--------------------------------------------------------------------------------
                       NATION WIDE INVESTING FOUNDATION II
--------------------------------------------------------------------------------

NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE U.S. GOVERNMENT BOND FUND

                             CROSS REFERENCE SHEET
N-1A Item No.                                                            Location
-------------                                                            --------
                                                       PART A
Item 1.        Cover Page..............................................  Cover Page
Item 2.        Synopsis................................................  *
Item 3.        Condensed Financial Information.........................  Financial Highlights
Item 4.        General Description of Registrant.......................  Investment Objectives, Policies, Management,
               ........................................................  Performance and Portfolio Holdings
Item 5.        Management of the Fund..................................  Management of the Trust
Item 6.        Capital Stock and Other Securities......................  Additional Information; Distributions and Taxes
Item 7.        Purchase of Securities Being Offered....................  How to Purchase Shares
Item 8.        Redemption or Repurchase................................  How to Sell (Redeem) Shares
Item 9.        Pending Legal Proceedings...............................  *

                                                      PART B
Item 10.       Cover Page..............................................  Cover Page
Item 11.       Table of Contents.......................................  Table of Contents
Item 12.       General Information and History.........................  General Information and History
Item 13.       Investment Objectives and Policies......................  Investment Objectives and Policies; Investment Restrictions
Item 14.       Management of the Registrant............................  Trustees and Officers of the Trust
Item 15.       Control Persons and Principal Holders of Securities.....  Major Shareholders
Item 16.       Investment Advisory and Other Services .................  Investment Manager and Other Services
Item 17.       Brokerage Allocation....................................  Brokerage Allocation
Item 18.       Capital Stock and Other Securities......................  *
Item 19.       Purchase, Redemption and Pricing of Securities
               Being Offered...........................................  Purchases, Redemptions, Pricing of Shares
Item 20.       Tax Status..............................................  Tax Status
Item 21.       Underwriters............................................  *
Item 22.       Calculation of Yield Quotations of
               Money Market Funds......................................  *
Item 23.       Financial Statements....................................  Financial Statements

                                                      PART C

   Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration statement.

----------------
* Not applicable or negative answer.

PART A: PROSPECTUS

FEBRUARY 29, 1996
NIF I

         This Prospectus provides you with information you should know before investing in the Funds. Read it and keep it for future reference.


Statements of Additional Information dated February 29, 1996, incorporated herein by reference and containing further information about the Funds, have been filed with the Securities and Exchange Commission. You may obtain a copy without charge by calling or writing Nationwide Financial Services, Inc. (NFS), One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492.


Nationwide Investing Foundation (NIF) and Nationwide Investing Foundation II (NIF-II) are diversified open-end investment management companies.

NIF was created under the laws of Michigan by an Indenture of Trust, dated May 5, 1933. NIF-II was created under the laws of Massachusetts as a Massachusetts Business Trust on October 5, 1985. The Trusts offer shares in six separate mutual funds, each with its own investment objectives.

NIF FUNDS:

Nationwide(R) Growth Fund
Nationwide(R) Fund
Nationwide(R) Bond Fund
Nationwide(R) Money Market
              Fund

NIF-II FUNDS:

Nationwide(R) Tax-Free
              Income Fund
Nationwide(R) U.S. Government
              Income Fund

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THE NATIONWIDE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THERE CAN BE NO ASSURANCE THAT THE NATIONWIDE MONEY MARKET FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

One Nationwide Plaza  -  P.O. Box 1492
Columbus, Ohio  43216-1492

February 29, 1996


Call toll-free 1-800-848-0920
for information, assistance,
and wire orders, 8:00 AM-5:00 PM

Call toll-free 1-800-848-0520
for 24-hour yield information

FAX: (614) 249-8705

                                    CONTENTS
Summary of Fund Expenses ..............................................        3
Financial Highlights ..................................................        4
Which Fund Is Right for You ...........................................        6
Historical Performance ................................................        8
Investment Objectives, Policies, Management,
     Performance and Portfolio Holdings ...............................       10
Minimum Investment ....................................................       16
How to Purchase Shares ................................................       17
How to Sell (Redeem) Shares ...........................................       18
Investor Strategies ...................................................       20
Investor Privileges ...................................................       21
Investor Services .....................................................       23
Management of the Trusts ..............................................       24
The Effect of Interest Rates on Bond Values ...........................       25
Distributions and Taxes ...............................................       25
Tax Advantages of the Tax-Free Income Fund ............................       27
Performance Advertising for the Funds .................................       28
Additional Information ................................................       29


                                  NATIONWIDE(R)
                                    FAMILY OF
                                      FUNDS



NATIONWIDE(R)
GROWTH FUND
Capital Appreciation--
Companies of all Sizes

NATIONWIDE(R)
FUND

Capital Appreciation --
Generally Larger
Company Stocks

NATIONWIDE(R)
BOND FUND
Monthly Income --
A-Rated or Better
Debt Securities

NATIONWIDE(R)
TAX-FREE INCOME
FUND
Monthly Income--
Free from Federal Taxes

NATIONWIDE(R)
U.S. GOVERNMENT
INCOME FUND
Monthly Income --
U.S. Gov't Securities

NATIONWIDE(R)
MONEY MARKET
FUND
Monthly Income --
Current Rates of Return

SUMMARY
OF FUND
EXPENSES

This summary helps you understand the various costs and expenses you will bear, directly or indirectly, when investing in the Funds.


For a more detailed explanation of these expenses, see "Management of the Trusts" on page 24. The expenses and fees in this table are based on the fiscal year ended October 31, 1995.


NIF FUNDS:

Nationwide(R)   Growth Fund
Nationwide(R)   Fund
Nationwide(R)   Bond Fund
Nationwide(R)   Money Market
                Fund

NIF-II FUNDS:

Nationwide(R)   Tax-Free
                Income Fund
Nationwide(R)   U.S. Gov't
                Income Fund


SHAREHOLDER TRANSACTION EXPENSES

                                                                 Tax-Free    U.S. Gov't     Money
                                    Growth     Fund      Bond     Income       Income      Market
Maximum Sales Charge Imposed
   on Purchases *                    4.5%      4.5%      4.5%      None         None        None
Maximum Contingent Deferred
   Sales Charge on Redemptions **    None      None      None      5.0%         5.0%        None
Maximum Sales Charge Imposed
   on Reinvested Dividends           None      None      None      None         None        None
Redemption Fees+                     None      None      None      None         None        None
Exchange Fees                        None      None      None      None         None        None

* Lower sales charges are available as the amount of the investment increases. To receive even greater sales charge discounts, investors may also include the value of shares held in other accounts (including household family members' accounts). See page 21.

** The Contingent Deferred Sales Charge declines by 1% each year, from 5% to 0% after 5 years. See page 19.

+ Although no redemption fee is charged, applicable contingent deferred sales charges apply to redemptions from the Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund. If you choose to have your redemption wired to your bank, a $5 wire transfer fee will be deducted from the proceeds.


ANNUAL FUND OPERATING EXPENSES

(as a percentage of average net assets, after expense reimbursements)


                                                                   Tax-Free    U.S. Gov't     Money
                                      Growth     Fund      Bond     Income       Income      Market
Management Fees.....................    0.50%    0.50%     0.50%      0.65%        0.65%      0.45%
12b-1 Fees..........................       0%       0%        0%     +0.20%       +0.20%         0%
Other Expenses......................    0.16%    0.13%     0.21%      0.13%        0.23%      0.17%
                                        ----     ----      ----      -----        -----       ----
Total Fund Operating Expenses.......    0.66%    0.63%     0.71%     +0.98%       +1.08%      0.62%


+For the Tax-Free Income and U.S. Government Income Funds, the distributor will charge a 12b-1 fee of .20%, rather than the .35% allowed and waive the remaining
 .15% until further written notice.


*The investment manager will waive .05% of the .50% management fee until further written notice.


Example:
The following example illustrates the expenses you would pay on a $1,000 investment over various time periods assuming: (1) a 5% annual return, and (2) redemption at the end of each time period. Contingent deferred sales charges apply to redemptions of shares held 5 years or less in the Tax-Free Income and U.S. Government Income Funds, for more information see page 19.


                                                     Tax-Free         U.S. Gov't        Money
                 Growth      Fund       Bond          Income            Income         Market
1  Year           $51        $51        $52         $60    $10*       $61     $11*      $ 6
3  Years          $65        $64        $67         $61    $31*       $64     $34*       $20
5  Years          $80        $79        $83         $64    $54*       $70     $60*       $35
10 Years          $124       $120       $129        $120   $120*      $132    $132*      $77


This example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

* Tax-Free Income and U.S. Government Income expenses assuming no redemption.

                              FINANCIAL HIGHLIGHTS

         For a Share Outstanding Throughout the Periods Ended October 31


                                Net
                                Realized                                Distributions
                                Gain                                    from
         Net                    (Loss)                      Dividends   Net
         Asset                  and             Total       from        Realized
         Value--    Net         Unrealized      from        Net         Gain from      Returns
         Beginning  Investment  Appreciation    Investment  Investment  Investment     of
         of Period  Income      (Depreciation)  Operations  Income      Transactions   Capital

                                 INCOME FROM                            LESS DISTRIBUTIONS
                           INVESTMENT OPERATIONS
GROWTH     $9.18      $.31          $1.98          $2.29    $(.27)        $(1.34)        --
FUND        9.86       .27           (.28)          (.01)    (.30)         (1.21)        --
            8.34       .23           1.70           1.93     (.42)         (1.07)        --
            8.78       .31            .63            .94     (.20)          (.34)        --
            9.18       .33          (1.53)         (1.20)    (.31)          (.33)        --
            7.34       .22           2.77           2.99     (.25)          (.51)        --
            9.57       .20            .46            .66     (.20)          (.09)        --
            9.94       .17           1.41           1.58     (.17)          (.21)        --
           11.14       .09            .53            .62     (.19)          (.22)        --
           11.35       .21           2.10           2.31     (.20)          (.24)        --

                                                       Net
                                                       Investment
                          Net                          Income
                          Asset            Expenses    to                     Net Assets
                          Value--          to Average  Average                at End of
           Total          End of   Total   Net         Net         Portfolio  Period
           Distributions  Period   Return  Assets      Assets      Turnover   (000's)

                                         RATIOS & SUPPLEMENTAL DATA             ASSETS      YEAR
GROWTH        $(1.61)     $9.86    28.5%     .65%      3.25%         64.4%     $171,068    1986
FUND           (1.51)      8.34     (.3)     .64       2.70          69.9       192,723    1987
               (1.49)      8.78    28.4      .67       2.82          40.8       231,901    1988
                (.54)      9.18    11.2      .67       3.35          38.8       252,456    1989
                (.64)      7.34   (14.1)     .68       3.86          36.2       198,691    1990
                (.76)      9.57    43.4      .68       2.54          12.4       277,019    1991
                (.29)      9.94     6.9      .65       1.97          13.1       330,950    1992
                (.38)     11.14    16.2      .68       1.63          10.2       411,853    1993
                (.41)     11.35     5.7      .68       1.71          14.5       464,715    1994
                (.44)     13.22    21.0      .66       1.66          27.1       582,927    1995


                                         Net
                                         Realized                                Distributions
                                         Gain                                    from
                  Net                    (Loss)                      Dividends   Net
                  Asset                  and             Total       from        Realized
                  Value--    Net         Unrealized      from        Net         Gain from      Returns
                  Beginning  Investment  Appreciation    Investment  Investment  Investment     of
                  of Period  Income      (Depreciation)  Operations  Income      Transactions   Capital

                                          INCOME FROM                            LESS DISTRIBUTIONS
                                    INVESTMENT OPERATIONS
NATIONWIDE         $11.81       $.39        $3.34           $3.73    $(.41)         $(.59)        --
FUND                14.54        .36         (.19)            .17     (.37)          (.81)        --
                    13.53        .35         1.63            1.98     (.47)         (1.42)        --
                    13.62        .44         2.78            3.22     (.45)         (1.51)        --
                    14.88        .37        (1.23)           (.86)    (.39)         (1.31)        --
                    12.32        .38         3.97            4.35     (.40)          (.50)        --
                    15.77        .37          .98            1.35     (.36)          (.45)        --
                    16.31        .31          .67             .98     (.33)          (.41)        --
                    16.55        .37          .41             .78     (.36)          (.85)        --
                    16.12        .31         2.49            2.80     (.31)         (1.26)        --

                                                               Net
                                                               Investment
                                  Net                          Income
                                  Asset            Expenses    to                     Net Assets
                                  Value--          to Average  Average                at End of
                   Total          End of   Total   Net         Net         Portfolio  Period
                   Distributions  Period   Return  Assets      Assets      Turnover   (000's)

                                           RATIOS & SUPPLEMENTAL DATA                  ASSETS          YEAR
NATIONWIDE           $(1.00)      $14.54    33.3%    .62%         2.86%      17.4%     $372,282        1986
FUND                  (1.18)       13.53      .9     .62          2.25       22.2       383,099        1987
                      (1.89)       13.62    17.2     .63          2.79       13.3       407,175        1988
                      (1.96)       14.88    27.1     .64          3.21       21.9       469,427        1989
                      (1.70)       12.32    (7.0)    .63          2.69       13.4       441,188        1990
                       (.90)       15.77    36.5     .61          2.56       13.6       620,113        1991
                       (.81)       16.31     8.7     .61          2.32       12.8       726,012        1992
                       (.74)       16.55     6.2     .62          1.96       25.8       753,239        1993
                      (1.21)       16.12     4.9     .63          2.26       15.4       706,674        1994
                      (1.57)       17.35    19.2     .63          1.95       16.5       795,666        1995


                                Net
                                Realized                                Distributions
                                Gain                                    from
         Net                    (Loss)                      Dividends   Net
         Asset                  and             Total       from        Realized
         Value--    Net         Unrealized      from        Net         Gain from      Returns
         Beginning  Investment  Appreciation    Investment  Investment  Investment     of
         of Period  Income      (Depreciation)  Operations  Income      Transactions   Capital

                                 INCOME FROM                            LESS DISTRIBUTIONS
                           INVESTMENT OPERATIONS
BOND       $9.70       $.92         $.56           $1.48      $(.95)       $(.02)        --
FUND       10.21        .88         (.90)           (.02)      (.87)        (.04)        --
            9.28        .88          .18            1.06       (.99)          --         --
            9.35        .88         (.02)            .86       (.84)          --         --
            9.37        .88         (.36)            .52       (.90)          --         --
            8.99        .85          .45            1.30       (.83)          --         --
            9.46        .76          .23             .99       (.85)          --       (.02)
            9.58        .74          .52            1.26       (.77)          --         --
           10.07        .60        (1.56)           (.96)      (.65)          --         --
            8.46        .63         1.04            1.67       (.63)          --         --



                                                      Net
                                                      Investment
                         Net                          Income
                         Asset            Expenses    to                     Net Assets
                         Value--          to Average  Average                at End of
          Total          End of   Total   Net         Net         Portfolio  Period
          Distributions  Period   Return  Assets      Assets      Turnover   (000's)

                                  RATIOS & SUPPLEMENTAL DATA                  ASSETS       YEAR
BOND        $(.97)       $10.21   16.0%     .68%        9.06%       38.5%     $22,568      1986
FUND         (.91)         9.28    (.3)     .70         8.95        61.2       32,712      1987
             (.99)         9.35   12.0      .66         9.45        73.1       35,759      1988
             (.84)         9.37    9.7      .68         9.38        72.7       36,430      1989
             (.90)         8.99    5.9      .68         9.62        82.1       36,378      1990
             (.83)         9.46   15.1      .67         9.13        93.6       54,187      1991
             (.87)         9.58   10.9      .65         8.63       100.8       90,187      1992
             (.77)        10.07   13.6      .68         7.63        68.5      151,090      1993
             (.65)         8.46   (9.8%)    .71         7.11        58.0      124,455      1994
             (.63)         9.50   20.4      .71         7.04        70.4      133,633      1995


THE INFORMATION IN THE ABOVE TABLES HAS BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS, WHOSE REPORTS THEREON, TOGETHER WITH CERTAIN FINANCIAL STATEMENTS, APPEAR IN THE STATEMENTS OF ADDITIONAL INFORMATION. THE STATEMENTS OF ADDITIONAL INFORMATION AND THE ANNUAL REPORT FOR THE FUNDS, WHICH CONTAIN FURTHER INFORMATION ABOUT THE FUNDS' PERFORMANCE INCLUDING MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE, MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-848-0920.

                                                     FINANCIAL HIGHLIGHTS

                           For a Share Oustanding Throughout the Periods Ended October 31

                                    Net
                                    Realized                                Distributions
                                    Gain                                    fom
             Net                    (Loss)                      Dividends   Net
             Asset                  and             Total       fom         Realized
             Value--    Net         Unrealized      from        Net         Gain from
             Beginning  Investment  Appreciation    Investment  Investment  Investment     Total
             of Period  Income      (Depreciation)  Operations  Income      Transactions   Distributions

                                     INCOME FROM                       LESS DISTRIBUTIONS
                                INVESTMENT OPERATIONS
TAX-FREE    $   10.00    $   .37    $   (.01)       $    .36    $  (.37)       $--           $  (.37)
INCOME           9.99        .61       (1.35)           (.74)      (.61)      (.03)             (.64)
                 8.61        .62         .75            1.37       (.62)       --               (.62)
                 9.36        .62         .08             .70       (.62)       --               (.62)
                 9.44        .61        (.13)            .48       (.61)       --               (.61)
                 9.31        .58         .50            1.08       (.58)       --               (.58)
                 9.81        .56         .13             .69       (.56)       --               (.56)
                 9.94        .54        1.10            1.64       (.54)      (.09)             (.63)
                10.95        .53       (1.45)           (.92)      (.51)      (.12)             (.63)
                 9.40        .51         .84            1.35       (.53)       --               (.53)


                                                   Net         Net
                                                   Investment  Investment
              Net              Expenses  Expenses  Income      Income
              Asset            to        to        to          to                     Net Assets
              Value--          Average   Average   Average     Average                at End of
              End of   Total   Net       Net       Net         Net         Portfolio  Period
              Period   Return  Assets    Assets*   Assets      Assets*     Turnover   (000's)

                               RATIOS & SUPPLEMENTAL DATA                             ASSETS       YEAR
TAX-FREE     $ 9.99     3.1%     .99%     1.36%     6.39%       6.00%       36.9%     $ 15,330     1986+
INCOME         8.61    (7.9)     .97      1.32      6.42        6.32       202.8        37,815     1987
               9.36    16.3      .86      1.21      6.82        6.45       117.7        51,884     1988
               9.44     7.7      .85      1.20      6.62        6.28        79.7        72,097     1989
               9.31     5.3      .90      1.16      6.51        6.25        68.9        89,374     1990
               9.81    11.9     1.01      1.16      6.05        5.90        45.5       122,005     1991
               9.94     7.2      .98      1.13      5.62        5.47        69.8       170,650     1992
              10.95    17.0      .98      1.13      5.07        4.92        28.4       253,042     1993
               9.40    (8.7)     .99      1.14      5.02        4.87        59.2       241,097     1994
              10.22    14.7      .98      1.13      5.20        5.05        31.7       262,484     1995

               + Period from March 17, 1986 (date of commencement of operations)
                 through October 31, 1986. Ratio percentages and total return are annualized for periods of less than twelve months.




                                    Net
                                    Realized                                Distributions
                                    Gain                                    fom
             Net                    (Loss)                      Dividends   Net
             Asset                  and             Total       fom         Realized
             Value--    Net         Unrealized      from        Net         Gain from
             Beginning  Investment  Appreciation    Investment  Investment  Investment     Total
             of Period  Income      (Depreciation)  Operations  Income      Transactions   Distributions

                                     INCOME FROM                       LESS DISTRIBUTIONS
                                INVESTMENT OPERATIONS
U.S.     $   10.00       $   .46    $  (.03)       $     .43    $  (.46)       $  --         $  (.46)
GOV'T         9.97           .53        .45              .98       (.53)         (.16)          (.69)
             10.26           .54       (.96)            (.42)      (.55)         (.07)          (.62)
              9.22           .59        .89             1.48       (.58)          --            (.58)


                                                   Net         Net
                                                   Investment  Investment
              Net              Expenses  Expenses  Income      Income
              Asset            to        to        to          to                     Net Assets
              Value--          Average   Average   Average     Average                at End of
              End of   Total   Net       Net       Net         Net         Portfolio  Period
              Period   Return  Assets    Assets*   Assets      Assets*     Turnover   (000's)

                               RATIOS & SUPPLEMENTAL DATA                             ASSETS       YEAR
U.S.     $  9.97     7.3%    1.00%    1.17%     6.38%       6.21%      157.4%     $18,211      1992(DELTA)
GOV'T      10.26    10.2     1.10     1.25      5.12        4.97        99.0       38,452      1993
            9.22    (4.2)    1.09     1.24      5.62        5.47        67.5       37,749      1994
           10.12    16.5     1.08     1.23      5.92        5.77        25.4       39,777      1995

         (DELTA) Period from February 10, 1992 (date of commencement of operations) through October 31, 1992. Ratio percentages and total return are annualized for periods of less than twelve months.


                                    Net
                                    Realized                                Distributions
                                    Gain                                    fom
             Net                    (Loss)                      Dividends   Net
             Asset                  and             Total       fom         Realized
             Value--    Net         Unrealized      from        Net         Gain from
             Beginning  Investment  Appreciation    Investment  Investment  Investment     Total
             of Period  Income      (Depreciation)  Operations  Income      Transactions   Distributions

                                     INCOME FROM                       LESS DISTRIBUTIONS
                                INVESTMENT OPERATIONS
MONEY    $1.00           $.07        $--             $ .07      $  (.07)      $--      $   (.07)
MARKET    1.00            .06         --               .06         (.06)       --          (.06)
          1.00            .07         --               .07         (.07)       --          (.07)
          1.00            .09         --               .09         (.09)       --          (.09)
          1.00            .08         --               .08         (.08)       --          (.08)
          1.00            .06         --               .06         (.06)       --          (.06)
          1.00            .03         --               .03         (.03)       --          (.03)
          1.00            .03         --               .03         (.03)       --          (.03)
          1.00            .03         --               .03         (.03)       --          (.03)
          1.00            .05         --               .05         (.05)       --          (.05)



                                                   Net         Net
                                                   Investment  Investment
              Net              Expenses  Expenses  Income      Income
              Asset            to        to        to          to                     Net Assets
              Value--          Average   Average   Average     Average                at End of
              End of   Total   Net       Net       Net         Net         Portfolio  Period
              Period   Return  Assets    Assets*   Assets      Assets*     Turnover   (000's)

                               RATIOS & SUPPLEMENTAL DATA                             ASSETS       YEAR
MONEY      $1.00     6.7%      .77%    .77%       6.50%     6.50%        --        $410,061    1986
MARKET      1.00     5.9       .79     .79        5.75      5.75         --         388,750    1987
            1.00     6.9       .76     .76        6.71      6.71         --         421,901    1988
            1.00     8.9       .74     .74        8.55      8.55         --         535,257    1989
            1.00     8.0       .73     .73        7.67      7.67         --         600,324    1990
            1.00     6.1       .71     .71        5.97      5.97         --         594,987    1991
            1.00     3.5       .71     .71        3.50      3.50         --         488,998    1992
            1.00     2.6       .70     .73        2.57      2.54         --         418,615    1993
            1.00     3.3       .65     .70        3.33      3.28         --         491,737    1994
            1.00     5.5       .62     .67        5.34      5.29         --         604,711    1995

*Ratios calculated as if no expenses were waived.


THE INFORMATION IN THE ABOVE TABLES HAS BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS, WHOSE REPORTS THEREON, TOGETHER WITH CERTAIN FINANCIAL STATEMENTS, APPEAR IN THE STATEMENTS OF ADDITIONAL INFORMATION. THE STATEMENTS OF ADDITIONAL INFORMATION AND THE ANNUAL REPORT FOR THE FUNDS, WHICH CONTAIN FURTHER INFORMATION ABOUT THE FUNDS' PERFORMANCE INCLUDING MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE, MAY BE OBTAINED FREE OF CHARGE BY CALLING 1-800-848-0920.

WHICH FUND IS RIGHT FOR YOU?

Long-term and short-term goals require different financial planning. Whether you're seeking greater growth opportunity, looking for more income, or a combination of both, Nationwide's Family of Funds, strategies, and services may help.

CONSIDER YOUR TIME FRAME

For long-term goals, you have the luxury of time on your side. With goals five or more years away--where growth of your money is the highest priority--you may want to consider Nationwide's common stock funds (Growth or Fund). These funds provide greater long-term return potential through portfolios of common stocks.

If you`re seeking greater income today, have intermediate to long-term goals, or--as the time to your long-term goals gets closer--you may consider Nationwide's income-oriented funds (Bond, Tax-Free Income, or U.S. Government Income). These funds invest in high-quality bonds, providing monthly income and normally provide greater price stability than stock funds. Plus, it is possible to have capital appreciation in these funds.

For short-term goals--such as saving for next year's needs, an emergency reserve, or as a temporary "parking place" for your money--the Money Market Fund may be most suitable for you. This fund provides investors with greater stability of principal while providing current monthly income.

Most investors have a combination of long and short-term goals. By investing in several, or all, of the Family of Funds, you'll have the opportunity to satisfy your many investment needs.

ASSESS TOLERANCE FOR RISK

Where you choose to invest depends as much on your tolerance for risk as on your desire for reward. Opportunity and risk go hand-in-hand. The greater the potential long-term opportunity, the greater the potential risk of account value fluctuation.

The most common risk people associate with investing is short-term market risk--the day-to-day fluctuation in an investment's value. To lower this risk, Nationwide's portfolio managers seek to invest only in high-quality securities. This commitment to quality provides shareholders with a greater potential for growth or income, while maintaining a high degree of relative stability.

Investors looking for greater growth in our common stock funds (Growth and Fund) should be willing to accept short-term account value fluctuation. A wide range of factors--corporate earnings potential, interest rates, competition, and other economic conditions--can cause both downward and upward share price changes.

In the past, investors with a long-term time horizon and a tolerance for fluctuation have been rewarded. Despite years when short-term returns have not been satisfactory, over long-term holding periods, money has grown more in the common stock funds than in our other funds.

The growth of money and average annual returns over 1, 5, 10 and 15-year periods are shown on pages 8 and 9. Tables on pages 4 and 5 show the annual dividends paid in each fund over the past 10 years.

The income-oriented funds (Bond, Tax-Free Income, and U.S. Government Income) provide investors with greater price stability than our common stock funds. More predictable

                         GROWTH                NATIONWIDE
                         FUND                  FUND



WHICH NATIONWIDE(R) FUNDS ARE RIGHT FOR YOU?

The charts to the right show the relative growth (blue rectangle), income (green oval), and price stability (red triangle) of each fund in the Nationwide Family of Funds in comparison to one another. These charts are based upon the Funds' investment objectives and are not intended to be projections of future results. The top of each chart represents higher potential. The bottom of each chart represents lower potential. Often, investors choose to allocate their money to several of the funds to achieve specific financial goals and to match their tolerance for risk.

GROWTH

INCOME

PRICE STABILITY

(CHARTS SHOW GROWTH, INCOME, AND PRICE STABILITY POTENTIAL
OF EACH OF THE FUNDS.)

                          NATIONWIDE(R) FAMILY OF FUNDS

investments can make an investor more comfortable, but the total return potential in these funds is less than in common stock funds. Prevailing interest rates, more than any other factor, contribute to price fluctuation in these funds, and long-term bonds are generally affected more than shorter-term bonds. A discussion of the relationship of interest rates and bond prices is found on page 25.

Investors who would prefer not to have their investment principal fluctuate should consider the Money Market Fund. While it provides the greatest price stability, over its history it has the least long-term return potential.

One of the biggest risks investors may face is being too conservative, thereby not earning enough return on their investments to achieve their future needs. Another big risk to consider is the eroding value of the dollar, known as inflation. The amount of money needed to satisfy a goal (after taking inflation into consideration) may dictate investment in a fund with a potential for greater returns. Although common stock funds are the most volatile over short periods of time, they are one of the few investments that have provided double-digit returns and exceeded inflation over long periods.

Procrastination is yet another risk investors must consider. Delay, and you take the chance that there may not be enough time to attain your objective. Start early and invest regularly in funds with growth opportunities, and you stand a better chance to reach your goals.

CONSIDER YOUR TAX BRACKET

For investors seeking to shelter their investment income from federal taxes, the Tax-Free Income Fund may be a suitable investment. The tax-equivalent yield of this fund can be especially appealing for investors in the 28% or higher tax brackets. To determine if a tax-free investment may be right for you, see page 27.


BOND                 TAX-FREE             U.S. GOVERNMENT       MONEY MARKET
FUND                 INCOME FUND*         INCOME FUND           FUND


                     (CHARTS SHOW GROWTH,
                     INCOME, AND PRICE STABILITY POTENTIAL
                     OF EACH OF THE FUNDS.)

                        $1,000 LUMP SUM INVESTMENT GROWTH

      Calendar Year Historical Performance Measured Against Inflation (CPI)

                                       Consumer                                        TAX-FREE      U.S. GOV'T     MONEY
                                       Price Index   GROWTH       FUND        BOND       INCOME        INCOME       MARKET
       INVESTED FOR 15 YEARS           -----------------------------------------------------------------------------------
INVESTMENT VALUE ON 12/31/95             $1,778      $7,801       $7,023     $4,307    FUND NOT IN   FUND NOT IN   $2,959
     AVERAGE ANNUAL COMPOUND
                TOTAL RETURN                3.9%       14.7%        13.9%      10.2%     EXISTENCE     EXISTENCE      7.5%
                TOTAL RETURN               77.8%      680.1%       602.3%     330.7%   15 YEARS AGO  15 YEARS AGO   195.9%


       INVESTED FOR 10 YEARS           -----------------------------------------------------------------------------------

INVESTMENT VALUE ON 12/31/95             $1,403      $3,169       $3,360      $2,234   FUND NOT IN   FUND NOT IN   $1,738
     AVERAGE ANNUAL COMPOUND
                TOTAL RETURN                3.4%       12.2%        12.9%        8.4%    EXISTENCE     EXISTENCE      5.7%
                TOTAL RETURN               40.3%      216.9%       236.0%      123.4%  10 YEARS AGO  10 YEARS AGO    73.8%


        INVESTED FOR 5 YEARS           -----------------------------------------------------------------------------------

INVESTMENT VALUE ON 12/31/95             $1,147      $2,008       $1,787      $1,522      $1,451      FUND NOT IN  $1,224
     AVERAGE ANNUAL COMPOUND
                TOTAL RETURN                2.8%       15.0%        12.3%        8.8%        7.7%      EXISTENCE      4.1%
                TOTAL RETURN               14.7%      100.8%        78.7%       52.2%       45.1%     5 YEARS AGO    22.4%


         INVESTED FOR 1 YEAR           -----------------------------------------------------------------------------------

INVESTMENT VALUE ON 12/31/95             $1,025      $1,229       $1,241      $1,186      $1,125      $1,136      $1,055
                TOTAL RETURN
  TOTAL RETURN WITHOUT SALES                2.5%       22.9%       24.1%        18.6%        12.5%      13.6%        5.5%
            CHARGES DEDUCTED                2.5%       28.7%       30.0%        24.2%        17.5%      18.6%        5.5%

                                       The Bond and Money Market Funds began
                                       operations on 3/1/80; Tax-Free Income on 3/17/86, and U.S. Government Income on 2/10/92.


$1,000 LUMP SUM
INVESTMENT GROWTH

(CHARTS GROWTH OF
 EACH OF THE FUNDS.)


These graphs compare each Fund's performance over the calendar years shown to the money required to stay even with the Consumer Price Index (CPI). The Consumer Price Index is a statistical measure of change, over time, in the prices of goods and services in major expenditure groups. The results shown assume reinvestment of all dividends and capital gains distributions. Returns have been reduced for the 4.5% sales charge incurred on a $1,000 lump sum investment in the Growth, Fund, and Bond Funds, and the applicable contingent deferred sales charge on a $1,000 investment in the Tax-Free Income and U.S. Government Income Funds, which has the greatest impact on the 1-year returns. Because of the special sales charge discounts on purchases of the Growth, Fund and Bond Funds, larger investments would have had even greater average annual (compound) total returns. Adjustments were not made for income taxes payable on reinvested distributions since that varies with each shareholder. While the figures above accurately reflect the Funds' performance, keep in mind that market conditions varied widely over the periods shown and past results are not a guarantee of future performance which may be more or less.

Total return includes market appreciation or depreciation and assumes reinvestment of all dividends and capital gains distributions. The average annual (compound) total return is the return required to be earned each year on an investment to grow into the total investment value at 12/31/95. Unlike the simple average total return, it includes the effects of money compounding.

                      $100 MONTHLY SUM INVESTMENT GROWTH

      Calendar Year Historical Performance Measured Against Inflation (CPI)

                                        Consumer                                        TAX-FREE      U.S. GOV'T     MONEY
                                        Price Index   GROWTH       FUND        BOND       INCOME        INCOME       MARKET
       INVESTED FOR 15 YEARS            ------------------------------------------------------------------------------------
INVESTMENT VALUE ON 12/31/95            $23,519       $55,919      $55,480     $38,686   FUND NOT IN   FUND NOT IN   $28,905
      TOTAL DOLLARS INVESTED            $18,000       $18,000      $18,000     $18,000    EXISTENCE     EXISTENCE    $18,000
                TOTAL RETURN              30.7%        210.7%       208.2%      114.9%  15 YEARS AGO   15 YEARS AGO    60.6%

       INVESTED FOR 10 YEARS            ------------------------------------------------------------------------------------

INVESTMENT VALUE ON 12/31/95            $14,199       $21,939      $22,368     $18,489   FUND NOT IN   FUND NOT IN   $15,578
      TOTAL DOLLARS INVESTED            $12,000       $12,000      $12,000     $12,000    EXISTENCE     EXISTENCE    $12,000
                TOTAL RETURN              18.3%         82.8%        86.4%       54.1%  10 YEARS AGO   10 YEARS AGO    29.8%

        INVESTED FOR 5 YEARS            ------------------------------------------------------------------------------------

INVESTMENT VALUE ON 12/31/95            $6,409        $8,206       $8,007      $7,278      $7,044     FUND NOT IN    $6,659
      TOTAL DOLLARS INVESTED            $6,000        $6,000       $6,000      $6,000      $6,000      EXISTENCE     $6,000
                TOTAL RETURN              6.8%         36.8%        33.5%       21.3%       17.4%     5 YEARS AGO     11.0%

         INVESTED FOR 1 YEAR            ------------------------------------------------------------------------------------

INVESTMENT VALUE ON 12/31/95            $1,211        $1,285       $1,343      $1,283      $1,230      $1,241        $1,235
      TOTAL DOLLARS INVESTED            $1,200        $1,200       $1,200      $1,200      $1,200      $1,200        $1,200
                TOTAL RETURN              0.9%          7.1%        11.9%        6.9%        2.5%        3.5%          2.9%

                                        The Bond and Money Market Funds began
                                        operations on 3/1/80; Tax-Free Income on 3/17/86, and U.S. Government Income on 2/10/92.

$100 MONTHLY SUM
INVESTMENT GROWTH

(CHARTS GROWTH OF
EACH OF THE FUNDS.)

These graphs show how $100 invested at the start of each month grew over time by establishing a systematic investment plan (commonly referred to as dollar cost averaging), without any withdrawals. All results assume reinvestment of all dividends and capital gains distributions. These results reflect the effects of the reduced sales charges discussed on page 21 Sales Charge Schedule and Available Discounts section, which shows the investment values at which sales charge discounts occur. Adjustments were not made for income taxes payable on reinvested distributions since that varies with each shareholder. While the figures above accurately reflect the Funds' performance, keep in mind that market conditions varied widely over the period shown and past results are not a guarantee of future performance which may be more or less.

Total return includes market appreciation or depreciation and assumes reinvestment of all dividends and capital gains distributions.

                  INVESTMENT OBJECTIVES, POLICIES, MANAGEMENT,

THE GROWTH FUND
is designed to serve investors who do not require current income but are primarily interested in the growth of their capital to meet their future financial needs.

INVESTMENT OBJECTIVE & POLICY: To achieve long-term capital appreciation without emphasis on current return. This is accomplished by retaining maximum flexibility in the management of the Fund's portfolio consisting mainly of common stocks.

-  LONG-TERM GROWTH WITH CAPITAL APPRECIATION POTENTIAL.

-  COMMON STOCK PORTFOLIO--COMPANIES OF ALL SIZES.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Growth Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


     More risk: greater                       Less risk: lower
     potential for reward                     growth potential


PORTFOLIO MANAGEMENT: Major emphasis in the selection of securities is placed on companies which have capable management, and are in fields where social and economic trends, technological developments, and new processes or products indicate a potential for greater than average growth.

     While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held. Therefore, management is not in any way inhibited in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.

     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: John M. Schaffner, MBA, CFA--is the portfolio manager for the Nationwide(R) Growth Fund. He has been with Nationwide since 1977 and has managed the Growth Fund since June 1981. Schaffner graduated with a Bachelor of Arts in Economics from Occidental College. He received his Master of Business Administration degree from the University of Michigan and is a Chartered Financial Analyst.

YEARLY TOTAL RETURNS*
1995    1994       1993     1992     1991     1990     1989     1988   1987     1986
28.7%    1.5%      11.3%     6.3%    36.1%    (7.6%)   14.9%    22.5%   2.4%    18.4%

1985    1984       1983     1982     1981     1980     1979     1978   1977     1976
33.3%    8.4%      21.9%    35.6%     3.1%     18.8%   21.7%     9.9%   (.7%)   23.6%

1975    1974       1973     1972     1971     1970     1969     1968   1967     1966
41.3%  (34.9%)    (27.5%)    8.7%    18.7%    (12.0%)  (9.7%)   13.5%  28.3%    (6.5%)


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus 4.5% sales charge)

           1 Year           5 Year          10 Year    15 Year
            22.9%            15.0%           12.2%      14.7%

+ See notes on page 8 for more detail.

                                                      Repurchase
                                                      Agreements
                                                      0.2%

                                               U.S. Government &
                                               Government Agency
                                       Securities & Other Assets
                                                Less Liabilities
                                                           10.7%

(PIE CHART SHOWS PORTFOLIO.)                              Common
                                                          Stocks
                                                           89.1%


TOTAL VALUE OF PORTFOLIO $613,407,323
=====================================================================
TOP 10 HOLDINGS                                 VALUE        % OF
                                                           PORTFOLIO
Federal National Mortgage Association        $61,600,091     10.2%
Intel Corp.                                   25,706,250      4.4
Grand Metropolitan Plc                        21,662,100      3.5
Columbia/HCA Health                           20,850,000      3.4
Zebra Technologies Corp.                      20,262,550      3.3
MCI Communications Corp.                      19,530,000      3.2
Archer Daniels Midland Co.                    19,444,662      3.2
AT & T Corp.                                  19,387,500      3.2
Merrill Lynch & Co., Inc.                     17,675,000      2.9
Hewlett-Packard Co.                           16,750,000      2.7

PERFORMANCE & PORTFOLIO HOLDINGS (AT 12/31/95)

THE NATIONWIDE(R) FUND
is designed to serve investors who seek long-term capital appreciation and income through a portfolio which, based on the current market environment, provides the greatest total return opportunities.

INVESTMENT OBJECTIVE & POLICY: To obtain a total return from a flexible combination of current income and capital appreciation. This is accomplished by retaining maximum flexibility in the management of the Fund's portfolio which consists primarily of common stocks, but also includes convertible issues, bonds and money market instruments.

-  LONG-TERM GROWTH WITH CAPITAL APPRECIATION AND INCOME POTENTIAL.

-  COMMON STOCK PORTFOLIO--GENERALLY LARGER COMPANIES.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Nationwide Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


     More risk: greater                                 Less risk: lower
     potential for reward                               growth potential


PORTFOLIO MANAGEMENT: Major emphasis is placed on securities which provide a combination of current income and the possibility of capital gains. The Fund seeks to maximize shareholder returns through a diversified portfolio where the primary emphasis is given to common stocks. Although not limited to these investments, in the past the majority of the Fund's portfolio assets have normally contained the common stocks of well-known, larger companies.

     While it is generally intended to invest in common stocks or in issues convertible to common stock, there are no restrictive provisions covering the proportion of one or another class of securities that may be held. Therefore, management is not in any way inhibited in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.

     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Charles Bath, MBA, CFA, CPA--is the portfolio manager of the Nationwide(R) Fund. Bath joined Nationwide as a securities analyst and has managed the Nationwide(R) Fund since 1985. He graduated with a Bachelor of Science in Accounting from Miami University. He received his Master of Business Administration degree in Finance from The Ohio State University and is a Certified Public Accountant and a Chartered Financial Analyst.


YEARLY TOTAL RETURNS*
1995    1994    1993    1992    1991    1990    1989    1988    1987    1986
30.0%    .6%    6.8%    3.0%    30.2%    .3%    33.8%   16.8%   2.0%    17.6%

1985    1984    1983    1982    1981    1980    1979    1978    1977    1976
36.4%   6.1%    15.8%   22.2%   2.0%    17.9%    9.8%     .8%  (9.1%)   26.7%

1975    1974    1973    1972    1971    1970    1969    1968    1967    1966
38.6%  (20.3%)  (6.7%)  9.7%    10.2%   8.5%   (16.3%)  28.6%   29.0%   (10.3%)


* Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus 4.5% sales charge)

           1 Year     5 Year    10 Year    15 Year
           24.1%      12.3%     12.9%      13.9%

+ See notes on page 8 for more detail.

                                                      Repurchase Agreement
                                                          and Other Assets
                                                          Less Liabiilties
                                                                       .5%

                                                             Commercial
                                                             Paper
                                                             1.9%

(PIE CHART SHOWS PORTFOLIO)

                                                                Common
                                                                Stocks
                                                                97.6%

TOTAL VALUE OF PORTFOLIO $848,373,952
=============================================================================

TOP 10 HOLDINGS                        VALUE         % OF
                                                   PORTFOLIO
Warner-Lambert Co.               $44,322.450          5.2%
Schering-Plough Corp.             39,559,963          4.7
Texaco, Inc.                      37,599,713          4.4
Raychem Corp.                     34,324,984          4.1
Chubb Corp.                       32,492,100          3.8
PepsiCo, Inc.                     29,475,000          3.5
Chrysler Corp.                    29,344,550          3.5
Avon Products Inc.                26,155,125          3.1
Capital Cities/ABC                25,376,063          3.0
Ford Motor Co.                    25,103,925          3.0

                  INVESTMENT OBJECTIVES, POLICIES, MANAGEMENT,

THE BOND FUND
is designed for investors seeking high yield along with conservation of capital. The Fund seeks to serve those who are less willing to accept the risk associated with stocks through investment in long-term income obligations, including corporate debt securities, United States and Canadian Government obligations and commercial paper.

INVESTMENT OBJECTIVE & POLICY: To generate a high level of income, consistent with capital preservation, through investment in high-quality bonds and other fixed income securities. This is accomplished by retaining maximum flexibility in the management of its portfolio consisting mainly of corporate debt instruments.

- MONTHLY INCOME FROM A PORTFOLIO OF HIGH QUALITY CORPORATE AND GOVERNMENT OBLIGATIONS.

- LONGER MATURITIES--YIELDS USUALLY HIGHER THAN INTERMEDIATE AND SHORT-TERM
  FUNDS.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Bond Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


     More risk: greater                                 Less risk: lower
     potential for reward                               growth potential


PORTFOLIO MANAGEMENT: Major emphasis is placed on a diversified portfolio of high-quality taxable debt securities including corporate debt securities rated within the three highest credit categories by Standard & Poor's Corporation (AAA, AA, or A) or Moody's Investors Service, Inc. (Aaa, Aa, or A), U.S. and Canadian Government obligations, mortgage-backed securities, and the highest investment grade commercial paper rated by Moody's Investors Service, Inc. (Prime-1 or Prime-2) or by Standard & Poor's Corporation (A-1 or A-2).

     While the majority of the portfolio is invested in corporate debt issues, there is flexibility for management to vary the composition of the remaining holdings among government obligations, mortgage-backed securities and short-term paper. There are, however, certain restrictions concerning diversification and types of securities to protect the investor. At least 65 percent of the total assets of the Bond Fund will be invested in corporate bonds, corporate debentures, corporate notes, U .S. Treasury Bonds, U.S. Treasury Notes, Canadian Government or Provincial Bonds, Canadian Government or Provincial Notes, Canadian Government or Provincial Debentures, and mortgage bonds.

     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: Michael D. Groseclose, MBA, CFA--is the portfolio manager of the Nationwide(R) Bond Fund. He joined Nationwide in 1970 and has managed the Nationwide(R) Bond Fund since 1981. Groseclose graduated with a Bachelor of Science in Finance from The Ohio State University. He received his Master of Business Administration degree from the University of Dayton. He is also a Chartered Financial Analyst.

YEARLY TOTAL RETURNS*

1995    1994    1993    1992    1991    1990    1989    1988    1987    1986
24.2%   (8.1%)  10.7%    8.0%   16.9%    8.2%   10.7%    8.2%    0.3%   12.9%

1985    1984    1983    1982    1981    1980
19.1%   14.1%    6.0%   31.0%    2.2%  (8.7%)


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

+The Bond Fund began operations on 3/1/80. Annual total returns for the Fund's initial year of operation are annualized.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus 4.5% sales charge)

           1 Year           5 Year          10 Year    15 Year
           18.6%            8.8%            8.4%       10.2%

+ See notes on page 8 for more detail.


                                                Canadian
                                              Government
                                                   Bonds        U.S. Government
                                                    6.4%        Bonds
                                                                4.2%

(PIE CHART SHOWS PORTFOLIO.)                                          Corporate
                                                                      Bonds
                                                                      78.1%

                                                                Mortgage Backed
                                                                     Securities
                                                                           9.4%

                                                   Commercial Paper, Repurchase
                                                           Agreements and Other
                                                        Assets Less Liabilities
                                                                           1.9%


TOTAL VALUE OF PORTFOLIO $136,383,120
====================================================================

TOP 10 HOLDINGS                            VALUE             % OF
                                                           PORTFOLIO

Berkley, (W.R.) Corp.                   $ 6,247,795          4.6%
U.S. Treasury Note                        5,673,430          4.2
Prudential Surplus Note                   5,304,800          4.0
AMBAC Inc.                                5,113,248          3.8
Armstrong World Ind.                      4,960,236          3.7
Hydro-Quebec                              4,544,516          3.3
Aetna Life & Casualty                     4,327,178          3.2
English China Clays                       4,255,952          3.1
Loew's Corp.                              4,242,187          3.1
FHLMC REMIC 1709-EA 7                     4,179,781          3.1

PERFORMANCE & PORTFOLIO HOLDINGS (AT 12/31/95)


THE TAX-FREE INCOME FUND
is designed for investors seeking high monthly income free from federal income tax* with the degree of safety provided by high-quality municipal bonds.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income exempt from federal income tax* as is consistent with the preservation of capital through investing in a diversified portfolio of high-quality intermediate-term municipal obligations with maturities ranging from 3 to 10 years and long-term municipal obligations with maturities in excess of 10 years.

- MONTHLY INCOME FROM AN INTERMEDIATE TO LONG-TERM MATURITY PORTFOLIO OF HIGH-QUALITY MUNICIPAL BONDS.


- INCOME FREE FROM FEDERAL TAXES.*

* Investors may be subject to state and local tax and the federal alternative minimum tax.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Tax-Free Income Fund falls on this continuum.


                       (ARROW CHART SHOWS RELATIVE RISK.)


     More risk: greater                                 Less risk: lower
     potential for reward                               growth potential


PORTFOLIO MANAGEMENT: Major emphasis is placed on a diversified portfolio of municipal obligations rated within the three highest credit categories (safest investment grades) assigned by Moody's Investors Services, Inc. ("Moody's"), and Standard & Poor's Corporation ("Standard & Poor's"), or, if not rated, equivalent investment quality as determined by Nationwide Financial Services, Inc.

     Such obligations include: (1) municipal securities backed by the full faith and credit of the United States; (2) municipal bonds rated within the three highest credit categories Aaa, Aa, or A by Moody's and/or AAA, AA, or A by Standard & Poor's; (3) state and municipal notes rated MIG-1, MIG-2, and MIG-3 by Moody's; and (4) other types of municipal securities such as commercial paper, provided that such securities are rated at least Prime-2 by Moody's or A-2 by Standard & Poor's.

     The Fund may, on a temporary basis or for defensive purposes, hold and invest up to 20% of its assets in cash and in temporary taxable investments such as Treasury notes, bills, and bonds with remaining maturities of one year or less. The Fund has, however, adopted an investment restriction which requires it to invest at least 80% of its net assets in the types of securities listed in the preceding paragraphs.

     Although the Fund seeks to reduce risk by investing in a diversified portfolio of high-quality securities, there can be no guarantee that the Fund's objective will be realized.

PORTFOLIO MANAGER: Alpha Benson, MBA--is the portfolio manager of the Nationwide(R) Tax-Free Income Fund. She joined Nationwide in 1977 as a financial analyst in the Securities Investment Department. She has managed the Tax-Free Income Fund since its inception in March 1986. Benson graduated with a Bachelor of Science in Accounting from Central State University. She received her Master of Business Administration degree from the University of Dayton.



YEARLY TOTAL RETURNS*

1995     1994   1993   1992  1991   1990  1989   1988    1987   1986
17.5%   (9.1%)  12.7%  9.5%  10.8%  6.0%  10.3%  10.2%  (3.6%)  4.3%


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

+The Tax-Free Income Fund began operations on 3/17/86. Annual total returns for the Fund's initial year of operation are annualized.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus the applicable contingent deferred sales charge imposed on redemptions, which declines from 5% in the first year to 0% after 5 years)

                 1 Year          5 Year           Life
--------------------------------------------------------------------------------
                 12.5%           7.7%             6.7%

+ See notes on page 8 for more detail.
                                                        A-rated
                                                            63%


(PIE CHART SHOWS PORTFOLIO.)
                                                      Aaa-rated
                                                      17.6%

                                                      Aa-rated
                                                      19.4%

TOTAL VALUE OF PORTFOLIO $263,907,356
====================================================================================================================
TOP 10 HOLDINGS (BY STATE)             VALUE         % OF
                                                   PORTFOLIO
Texas                            $56,708,656         21.5%
Virginia                          31,645,613         12.0
Illinois                          23,775,588          9.0
Washington                        15,486,750          5.9
Massachusetts                     13,508,781          5.1
Georgia                           13,442,494          5.1
South Carolina                    12,651,213          4.8
North Carolina                     9,840,050          3.7
Alabama                            8,944,900          3.4
Pennsylvania                       7,874,494          3.0

                  INVESTMENT OBJECTIVES, POLICIES, MANAGEMENT,

THE U.S.GOVERNMENT INCOME FUND

is designed for investors seeking high monthly income, reduced share price fluctuations and the relative safety generally associated with a portfolio of intermediate-term U. S. government obligations.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income as is consistent with the preservation of capital by investing in securities of the U.S. government, its agencies and instrumentalities. The average dollar-weighted maturity of the Fund will be maintained at between 3 and 10 years.

-  MONTHLY INCOME FROM A PORTFOLIO OF U.S. GOVERNMENT AND AGENCY OBLIGATIONS.

-  INTERMEDIATE-TERM PORTFOLIO SEEKS LOW PRICE FLUCTUATION.

RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the U.S. Government Income Fund falls on this continuum.

                       (ARROW CHART SHOWS RELATIVE RISK.)

     More risk; greater                          Less risk; lower
     potential for reward.                       growth potential.



PORTFOLIO MANAGEMENT: The Fund will normally invest all of its net assets in securities issued by the U.S. government, its agencies and instrumentalities, and in repurchase agreements in these securities.

     The Fund may invest up to 80% of its net assets in mortgage-related securities which represent part ownership of a pool of mortgage loans. These securities differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Certain government agencies also issue collateralized mortgage obligations (CMOs) which are fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMOs.

     The Fund may also invest up to 20% in zero-coupon securities that are direct obligations of the U.S. government, and its agencies and instrumentalities. Short-term securities of the Fund will include obligations with remaining maturities of less than one year issued by the U.S. government, its agencies, or instrumentalities, and repurchase agreements.

     In selecting securities for the Fund, the investment manager utilizes interest rate expectations, yield curve analysis, economic forecasting, market sector analysis, and other security selection techniques. The Fund's investments will be concentrated in areas of the bond market (based on sector, coupon, or maturity) the investment manager believes are relatively undervalued.

     Although the Fund seeks to reduce risk by investing in securities backed by the U.S. government, and its agencies and instrumentalities, there can be no guarantee that the Fund's objective will be realized.

PORTFOLIO MANAGER: Wayne Frisbee, CFA--is the portfolio manager of the Nationwide(R) U.S. Government Income Fund. Frisbee joined Nationwide in 1981 as a securities analyst and has managed the U.S. Government Income Fund since its inception in February 1992. He received a Bachelor of Science from The Ohio State University and is a Chartered Financial Analyst.


YEARLY TOTAL RETURNS*               1995       1994        1993
                                    18.6%      (3.6%)      8.8%


*Total Returns reflect market appreciation or depreciation, dividends, and capital gains for the periods ended December 31. Results shown assume reinvestment of all distributions. Adjustments have not been made for income taxes or the one time sales charge, if any, which varies with the size of the investment. Although each Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more.

+The U.S. Government Income Fund began operations on 2/10/92. Annual total returns for the Fund's initial year of operation are annualized.


AVERAGE ANNUAL
(COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment minus the applicable contingent deferred sales charge imposed on redemptions, which declines from 5% in the first year to 0% after 5 years)

        1 Year     Life
        13.6%      7.2%


+ See notes on page 8 for more detail.
                                                                 U.S. Government
                                                            and Agency Long-Term
                                                                     Obligations
                                                                           17.0%

                                                            Repurchase Agreement
                                                                  & Other Assets
                                                                Less Liabilities
                                                                            2.6%
(PIE CHART SHOWS PORTFOLIO.)

                                                                 Mortgage-Backed
                                                                      Securities
                                                                           80.4%


TOTAL VALUE OF PORTFOLIO $39,969,240
====================================================================================================================
TOP 10 HOLDINGS                                   VALUE         % OF
                                                           PORTFOLIO
FHLMC REMIC Series 1462-PT                   $5,193,395        13.0%
FNMA REMIC Series 1993-203 PJ                 5,034,845        12.6
FHLB, 2001                                    4,122,924        10.3
FNMA REMIC Series 92-151-H                    3,859,036         9.7
FHLMC REMIC Series 1344-D                     3,838,559         9.6
FHLMC REMIC Series 31-E                       3,548,958         8.9
FNMA REMIC Series 1990-7-B                    3,128,937         7.9
FHLMC REMIC Series 1313-G                     3,092,757         7.8
FNMA REMIC Series 1992-81-Z                   2,239,921         5.6
FNMA REMIC Series 92-126                      1,578,059         4.0

                 PERFORMANCE & PORTFOLIO HOLDINGS (AT 12/31/95)

THE MONEY MARKET FUND
is designed to serve investors who seek monthly income at current market rates while maintaining share price stability--principal is not intended to fluctuate. There can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

INVESTMENT OBJECTIVE & POLICY: To provide as high a level of current income as is consistent with the preservation of capital and maintenance of liquidity, through investment in a diversified portfolio of high quality money market instruments maturing in 397 days or less. This is accomplished by investing mainly in debt securities, but the Fund shall retain maximum flexibility in the management of its portfolio.

-  MONTHLY INCOME WITH QUICK LIQUIDITY THROUGH CHECK-WRITING PRIVILEGE.

- HISTORICALLY MAINTAINED A FIXED SHARE PRICE THROUGH HIGH-QUALITY SHORT-TERM SECURITIES.


RISK PROFILE: The illustration below shows a continuum of risk. The triangle shows where the Money Market Fund falls on this continuum.

                       (ARROW CHART SHOWS RELATIVE RISK.)

             More risk; greater            Less risk; lower
             potential for reward.         growth potential.



PORTFOLIO MANAGEMENT: Emphasis is on a diversified portfolio having a dollar weighted average maturity of 90 days or less. The portfolio consists of high quality money market instruments with a remaining maturity of 397 days or less including, but not limited to: U.S. government and agency obligations; obligations of commercial banks which have assets over $500 million, and the 50 largest foreign banks with U.S. branches; CDs of savings associations with assets over $500 million which are FDIC members; taxable or partly taxable obligations issued by state, county, or municipal governments; commercial paper rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organizations (NRSROs); corporate obligations at the time of purchase with the two highest investment grades assigned by the NRSROs; repurchase agreements in any of the above.

     While it is generally intended to invest in the above short-term debt issues, there are no restrictive provisions covering the proportion of one or another class of securities that may be held which in any way inhibit management in the selection of appropriate investments to reach the objectives. However, certain other restrictions exist to protect investors.

     Investments are made in different types of securities among many companies and industries which provide diversification to minimize risk. While there is careful selection and constant supervision by a professional investment manager, there can be no guarantee that the Fund's objective will be achieved.

PORTFOLIO MANAGER: William Burtch, MBA--is the portfolio manager of the Nationwide(R) Money Market Fund. He has managed the Money Market Fund since 1987. He received a Bachelor of Science from Franklin University and his Master of Business Administration degree from Miami University.


YEARLY TOTAL RETURNS*
1995  1994  1993  1992  1991  1990  1989   1988   1987   1986  1985  1984
5.5%  3.7%  2.6%  3.2%  5.6%  7.8%  8.9%   7.1%   6.2%   6.3%  7.9%  10.4%


* Total Returns reflect dividends reinvested for the periods ended December 31. Although the Fund's record should be considered in light of its investment objectives and policies, past results are not a guarantee of future performance which may be less or more. Fund results shown for the periods indicated are without adjustment for any income taxes payable by a shareholder on reinvested distributions. The current yield of the Money Market Fund may be more reflective of what you could earn if you invested today. Call 1-800-848-0520 for the most recent current yield.


AVERAGE ANNUAL (COMPOUND) TOTAL RETURNS+
(for periods ending 12/31/95, $1,000 lump sum investment--there are no sales charges on Money Market investments)


        1 Year     5 Year     10 Year    15 Year
        5.5%       4.1%       5.7%       7.5%


+ See notes on page 8 for more detail.
                                                         Corporate Notes & Other
                                                         Assets Less Liabilities
                                                                            1.6%

                                                               U.S. Government &
                                                              Agency Obligations
                                                                            2.1%

                                                                      Commercial
                                                                           Paper
                                                                           96.3%

(PIE CHART SHOWS PORTFOLIO.)

TOTAL VALUE OF PORTFOLIO $604,357,332
====================================================================================================================
TOP 10 HOLDINGS                        VALUE         % OF
                                                   PORTFOLIO
CPC International                $24,878,929          4.1%
Old Republic Corp.                24,786,487          4.0
PHH Corp.                         24,399,453          4.0
H.J. Heinz Co.                    24,337,419          4.0
Dean Witter Discover              23,938,729          3.9
Ford Motor Credit Co.             22,922,178          3.7
Fleet Funding Inc.                22,640,625          3.7
TransAmerica Corp.                21,938,141          3.6
Beneficial Corp.                  21,845,921          3.6
American General Corp.            21,559,133          3.5

                         NATIONWIDE(R) FAMILY OF FUNDS

MINIMUM INVESTMENT

GROWTH FUND;
NATIONWIDE FUND;
BOND FUND

A minimum investment of $250 is required and subsequent investments of $25 or more may be made at any time.

                                     --OR--

You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $25 per month. See page 20. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions
(SEP), Profit Sharing, and Money Purchase Plans.

There is an initial sales charge for investments made in the above Funds. Sales charges decline as the amount invested increases according to the chart on page 21.

There are no sales charges on dividends and capital gains reinvested, nor is there a charge for redeeming your investment.

TAX-FREE
INCOME FUND;
U.S. GOVERNMENT
INCOME FUND

A minimum investment of $1,000 is required and subsequent investments of $100 or more may be made at any time.

                                --OR--

You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $100 per month. See page 20. The U.S. Government Income Fund is also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions (SEP), Profit Sharing, and Money Purchase Plans.

There is NO initial sales charge for investments made in the above Funds. However, a contingent deferred sales charge (CDSC, see page 19) may apply to redemptions made in these Funds. The CDSC declines to 0% after 5 years.

There is never a CDSC on withdrawals of dividends and capital gains (reinvested or taken in cash), or realized account appreciation.

MONEY MARKET
FUND

A minimum investment of $1,000 is required and subsequent investments of $100 or more may be made at any time.

                                     --OR--

You may establish a systematic Automatic Asset Accumulation(SM) plan for as little as $100 per month. See page 20. Also available for certain qualified plans, i.e. Individual Retirement Accounts (IRA), Simplified Employee Pensions
(SEP), Profit Sharing, and Money Purchase Plans.

There are NO sales charges for Money Market Fund investments or withdrawals.

Robert Orr (front and center), Nationwide Fund shareholder, celebrates with parents Karen and Gary Meade (left), and his friend, Don Monday (right).

                                   (PICTURE.)

                         NATIONWIDE(R) FAMILY OF FUNDS

HOW TO PURCHASE SHARES

YOU MAY INVEST IN TWO CONVENIENT WAYS:

      BY MAIL--Complete the enclosed application and mail with your check or other negotiable bank draft payable to: NATIONWIDE FINANCIAL SERVICES, INC., ONE NATIONWIDE PLAZA, P.O. BOX 1492, COLUMBUS, OHIO 43216-1492. Purchases must be made in U.S. dollars only. The share price you receive will be determined as of the close of business on the day the properly completed application is received by NFS in Columbus, Ohio. Checks or drafts drawn on non-U.S. banks must be collected before investments are credited to accounts. NFS reserves the right to refuse certain third party checks.

BY WIRE--To avoid mail delays on initial and subsequent investments, you can request that your bank transmit funds (Federal Funds) by wire to the Fund's custodian bank. In order to use this method, you must call NFS by 11 A.M. Eastern Time, and the wire must be received by the custodian bank by 2 P.M. Eastern Time. The bank that wires your money may charge you a fee for this service. IF YOU CHOOSE THIS METHOD TO OPEN YOUR ACCOUNT, YOU MUST CALL OUR TOLL-FREE NUMBER BEFORE YOU WIRE YOUR INVESTMENT. If this is an initial investment, you must then complete and mail the application found in this prospectus.

       The net asset value per share for each Fund is determined as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time), each day that the exchange is open and on such other days as the Board of Trustees determines and on days in which there is sufficient trading in the portfolio to materially affect the net asset value of a Fund. The Funds will not compute net asset value on customary business holidays, including Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving.

       The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities and dividing by the number of shares outstanding. The purchase prices of the Funds are determined as follows:

GROWTH, FUND, AND BOND PURCHASE PRICE

Shares of the above Funds are purchased at the offering price. The offering price is determined by adding the sales charge (based as a percentage of the offering price) to the net asset value per share. THE SALES CHARGE IS DETERMINED ACCORDING TO THE "SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS" SECTION ON PAGE
21. In determining net asset value, portfolio securities listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Expenses and fees are accrued daily.

TAX-FREE INCOME, U.S. GOVERNMENT INCOME, AND MONEY MARKET PURCHASE PRICE

Shares of the above Funds are purchased at net asset value. In determining net asset value, portfolio securities are valued at the quoted prices obtained from an independent pricing organization which employs a combination of methods including, among others, the obtaining of market valuations from dealers who make markets and deal in such securities, and by comparing valuations from dealers who make markets and deal in such securities, and by comparing valuations with those of other comparable securities in a matrix of such securities. The pricing service activities and results are reviewed by an officer of the Trusts. Securities of the Funds listed on national exchanges are valued at the last sale price on the principal exchange, or if there is no sale on that day, or if the securities are traded only in the over-the-counter market, at the quoted bid prices. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Boards of Trustees. In addition, money market instruments are valued at amortized cost. Expenses and fees are accrued daily.


                                   (PICTURE.)
John Rolf is custodian for Nicole, Melissa, and Jordan (above), Growth Fund shareholders, frolicking in the wildflowers.

                                   (PICTURE.)
Farm owner Corwin Burrer, Money Market Fund shareholder, shown taking a short break beside his giant grain harvester.

                         NATIONWIDE(R) FAMILY OF FUNDS

HOW TO SELL (REDEEM) SHARES

You can sell (redeem) all, or any part of, your shares of any Fund at any time. Shares are redeemed at net asset value at the close of the New York Stock Exchange on the day the properly completed request is received by Nationwide Financial Services, Inc. (NFS), at its offices in Columbus, Ohio. A CONTINGENT DEFERRED SALES CHARGE MAY APPLY TO REDEMPTION OF SHARES OF THE TAX-FREE INCOME OR U.S. GOVERNMENT INCOME FUNDS (see "Contingent Deferred Sales Charge," page
19).

       Requests for redemptions may be in writing, or you may use the pre-authorized telephone redemption option. PAYMENT FOR SHARES REDEEMED IS MADE WITHIN 3 DAYS OF RECEIPT. THE VALUE OF SHARES REDEEMED DEPENDS UPON THE MARKET VALUE OF THE INVESTMENTS of each Fund at the time of redemption and may be more or less than the shareholder's cost.

       You cannot redeem investments which have been on deposit for a period of less than 12 days. This is to assure that your check has cleared. To avoid this possible 12-day delay, you may make your investment by wire (see "How To Purchase Shares by Wire," page 17). You will receive a confirmation each time a liquidation of shares is requested. Redemptions may be suspended or the date of payment postponed when the New York Stock Exchange is closed (other than customary weekend and holiday closings listed in the "How To Purchase Shares" section, page 17), or if trading is restricted, or if any emergency exists.

YOU CAN REDEEM IN ANY OF THE FOLLOWING WAYS:


BY MAIL OR FAX (NO MINIMUM)--Write or fax to Nationwide Financial Services, Inc., One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492 or FAX
(614) 249-8705. Please be sure that your letter or fascimile is signed exactly as your account is registered and that your account number and the Fund from which you wish to make the withdrawal are included. For example, if your account is registered John Doe and Mary Doe, `Joint Tenants With Right of Survivorship,' then both John and Mary must sign the redemption request. For an IRA redemption, you must include date of birth. Also, you must indicate whether or not you wish federal income tax (not less than 10%) to be withheld from the distribution. The distribution will be processed effective the date the signed letter or fax is received. Fax requests received after 4:00 P.M.Eastern time will be processed as of the next business day. NFS reserves the right to require the original document if you use the fax method.

BY TELEPHONE (NOW INCLUDING IRAS)--If you have an authorization form on file, a check payable to the registrant of record will be mailed to the address of record, or redemptions of $1,000 or more can be wired directly to your account at a commercial bank. Just call 1-800-848-0920 toll-free between 8 A.M. and 4 P.M. Eastern time.

       IRA redemptions by telephone will be subject to mandatory 10% federal income tax withholding, unless you elect out of withholding.

       The Funds will employ reasonable procedures for the protection of shareholders to confirm that instructions communicated by telephone are genuine such as, but not limited to, recording the conversation, requiring some form of personal identification and providing written confirmation of the transaction. If these procedures are not followed, the Funds may be liable for any loss due to unauthorized or fraudulent instructions.

       Normally, the money you request will be wired to your bank the next business day after your redemption order has been received. A $5 fee will be deducted from the proceeds for this service. Your financial institution may also charge you a fee for receipt of the wire. If redemptions are mailed to your address of record or your bank, no fee is charged.

       Before you may request a redemption by telephone, you must have authorized this procedure. You can do this when you complete the application. The authorization will remain in effect until written notice of its termination is received by NFS.


BY WESTERN UNION--With Western Union's Quick Cash(R) service, you can receive your redemptions the next day across the U.S. or throughout the world. If you have set up the telephone withdrawal privilege, you can phone your redemption request, as above, and receive your funds at 24,000 locations--including major supermarkets and mail box type outlets--many open 24 hours a day, 7 days a week. You may also send your redemption request by mail or fax. The fee for the Western Union service is $10 per redemption which is deducted from your account.

BY MONEY MARKET CHECK WRITING--Money Market shareholders receive free check writing privileges (see Privilege 10, page 23 for more details). If you wish to withdraw your money this way, please complete Section #12 of the application. You pay no fee for this service, but the Fund reserves the right to charge for it or to terminate this service.

       IF YOU HAVE MONEY MARKET CHECK WRITING PRIVILEGES, YOU SHOULD NOT ATTEMPT TO REDEEM YOUR ENTIRE ACCOUNT BY WRITING A CHECK. This is because dividends are accrued daily which will not be credited to your account until the end of the month. This could result in a small remaining balance, which would be subject to the $2 per month fee on Money Market accounts below minimum requirements (see page 19).

ALTERNATE METHODS--In the event of significant market activity, it may be difficult to reach Nationwide Financial Services by telephone. If so, an investor may choose to use alternate methods to

                         NATIONWIDE(R) FAMILY OF FUNDS

contact NFS such as sending instructions by a special delivery service, or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NFS reserves the right to require the original document.

CONTINGENT DEFERRED SALES CHARGE

(TAX-FREE INCOME AND U.S. GOVERNMENT INCOME ONLY)

A contingent deferred sales charge will be imposed on any redemption which causes the current value of your account to fall below the total amount of all purchases made during the preceding five years. THE CONTINGENT DEFERRED SALES CHARGE IS NEVER IMPOSED ON DIVIDENDS, WHETHER PAID IN CASH OR REINVESTED, OR ON APPRECIATION. The contingent deferred sales charge applies only to the lesser of the original investment or current market value.

     Where the charge is imposed, the amount of the charge will depend on the number of months since you made the purchase payment from which an amount is being redeemed, according to the following table:

Months since purchase    0-   13-   25-  37-   49-  61 &
payment was made         12   24    36   48    60   over
--------------------------------------------------------------------------------
Contingent deferred
sales charge percentage  5%   4%    3%   2%    1%   none

     For purposes of the charge, it is assumed that the oldest shares remaining in your account will be sold first. All payments during a month will be aggregated and deemed to have been made on the last day of the preceding month.

     Your money will earn daily dividends through the date of liquidation. If you redeem all of your shares, you will receive a check representing the value of your account, less any applicable contingent deferred sales charge, on the date of withdrawal, including all daily income dividends credited to your account through the date of withdrawal.

     THE CONTINGENT DEFERRED SALES CHARGE WILL BE WAIVED IN THE CASE OF A TOTAL OR PARTIAL REDEMPTION FOLLOWING THE DEATH OR DISABILITY OF A SHAREHOLDER (ACCOUNTS OWNED BY AN INDIVIDUAL OR AN INDIVIDUAL JOINTLY WITH SPOUSE) IF REDEMPTION OCCURS WITHIN ONE YEAR OF DEATH OR INITIAL DETERMINATION OF DISABILITY. (Also see "Waiver of Contingent Deferred Sales Charge," page 23 for other situations where the contingent deferred sales charge will be waived.)

ACCOUNTS FALLING BELOW MINIMUM INVESTMENT REQUIREMENTS

Because of the high cost of maintaining small accounts, NFS MAY CLOSE ANY ACCOUNT WHICH, AS A RESULT OF REDEMPTIONS, HAS A VALUE OF LESS THAN $250. However, you will be notified if your account value is less than the required minimum, and you will be allowed 90 days to make additional investments before the account is liquidated.

       IN THE CASE OF A MONEY MARKET FUND ACCOUNT BELOW THE MINIMUM, ON AVERAGE FOR ANY MONTH, A $2 MONTHLY FEE WILL BE ASSESSED. The fee is deposited into the Fund to offset the expenses of carrying these small accounts. Shares are redeemed in the first week of the following month to cover the fee.

SIGNATURE GUARANTEE

NFS reserves the right to require that your signature be guaranteed by an authorized agent of an "eligible guarantor institution," which include but are not limited to certain banks, credit unions, savings associations, and member firms of national security exchanges. A signature guarantee is designed to protect the shareholder by helping to prevent an unauthorized person from redeeming shares and obtaining the proceeds. A notary public is not an acceptable guarantor. In certain special cases (such as corporate or fiduciary registrations), additional legal documents may be required to ensure proper authorizations.


                                   (PICTURE.)
Brenda Dunn is custodian for Jason Dunn (front row, center), Growth Fund shareholder, on a hayride with his playmates.

                         NATIONWIDE(R) FAMILY OF FUNDS

INVESTOR STRATEGIES

1 MONEY MARKET PLUS GROWTH(SM)--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater long-term capital appreciation through reinvestment of dividends into one of the common stock funds (Growth or Fund).

       An initial investment of $5,000 or more is made in the Money Market, and monthly dividends are then automatically invested into the common stock funds (Growth or Fund) at offering price. Money Market Plus Growth(SM) gives investors stability of principal through the Money Market's fixed share price, which is unaffected by market swings, and its portfolio of high quality, short-term money market investments. And the Money Market offers instant liquidity through unlimited free checking ($500 minimum) or telephone redemption--all without penalty for early withdrawal. NOTE: Money Market Fund dividends reinvested into one of the stock funds are subject to applicable sales charges.

2 MONEY MARKET PLUS INCOME(SM)--This strategy provides the security of principal that the Money Market Fund offers plus the opportunity for greater income and capital appreciation by reinvesting dividends into one of Nationwide's bond funds (Bond, Tax-Free Income, or U.S. Government Income).

       An initial investment of $5,000 or more is made in the Money Market, and monthly dividends are then reinvested into a bond fund. Money Market Plus Income(SM) allows investors the opportunity to capitalize on shifts in interest rates.

       When short-term interest rates increase, so do Money Market dividends. At the same time, bond fund share prices generally decrease. So, with Money Market Plus Income(SM), when you earn higher Money Market dividends, you can generally purchase more bond fund shares at lower prices. Conversely, when interest rates and Money Market dividends decrease, bond fund share prices usually increase--you will automatically buy fewer bond fund shares at higher prices. Money Market Plus Income(SM) provides investors with stability of principal, instant liquidity through Money Market free checking ($500 minimum), and the opportunity for greater income and capital appreciation. NOTE: Money Market Fund dividends reinvested into one of the bond funds are subject to applicable sales charges.

3 AUTOMATIC ASSET ACCUMULATION(SM)--This is a systematic investment strategy which combines automatic monthly transfers from your personal checking account to your mutual fund account with the concept of Dollar Cost Averaging. With this strategy, you invest a fixed amount monthly over an extended period of time, during both market highs and lows. Dollar Cost Averaging can allow you to achieve a favorable average share cost over time since your fixed monthly investment buys more shares when share prices fall during low markets, and fewer shares at inflated prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

       You can get started with Automatic Asset Accumulation(SM) for as little as $25 a month (Growth, Fund, or Bond), or $100 a month (Tax-Free Income, U.S. Government Income, or Money Market). Another way to take advantage of the benefits that Dollar Cost Averaging can offer is through the Money Market Plus Growth(SM) or Money Market Plus Income(SM) investor strategies.

4 AUTOMATIC ASSET ALLOCATION(SM)--This strategy is for investors who want to set up an account in more than one of our Funds. This allows you to further diversify your portfolio to accommodate your unique needs. If you set up your account with Automatic Asset Accumulation(SM), additional investments can be automatically allocated among the Funds based upon your initial percentage. You must satisfy the account minimum requirements of each Fund in which you invest. Changes to your percentage allocation can be made by calling toll-free 1-800-848-0920.

5 AUTOMATIC ASSET TRANSFER(SM)--This systematic investment plan is designed especially for investors who want to invest $5,000 or more in the stock or bond funds, but not all at one time. An initial investment of $5,000 or more is made in the Money Market Fund. Then, a fixed amount that you predetermine is transferred systematically monthly or quarterly into another Fund ($50 minimum transfer, $100 minimum for the Tax-Free Income and U.S. Government Income Funds). The money is transferred on the 25th day of the month, or on the business day preceding the 25th day. This strategy can provide investors with the benefits of Dollar Cost Averaging through an opportunity to achieve a favorable average share cost over time. With this plan, your fixed monthly or quarterly transfer from the Money Market to any Fund you select buys more shares when share prices fall during low markets, and fewer shares at higher prices during market highs. Although no formula can assure a profit or protect against loss in a declining market, systematic investing has proven a valuable investment strategy in the past.

       Those who have a more conservative outlook on investing can transfer smaller sums monthly and spread the transfer of assets into another Fund over a longer period of time, while those with a more aggressive outlook can transfer larger sums over a shorter period. Either way, you receive the added benefits of current rates paid on the portion of your investment in the Money Market, along with the stability offered by the Money Market's fixed share price.

6 AUTOMATIC WITHDRAWAL PLAN(SM) ($50 OR MORE)--You may have checks for any fixed amount of $50 or more automatically sent monthly, quarterly or annually, to you (or anyone you designate) from your account. WITHDRAWALS MADE FROM THE TAX-FREE INCOME OR U.S. GOVERNMENT INCOME FUNDS UNDER THIS PLAN,

                         NATIONWIDE(R) FAMILY OF FUNDS

LIKE OTHER REDEMPTIONS, MAY BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE.

       NOTE: If your monthly withdrawals exceed the monthly dividends from your account, you will be depleting principal, which will reduce your future dividend potential.

INVESTOR PRIVILEGES

The Funds offer the following privileges to shareholders. Additional information may be obtained by calling Nationwide Financial Services, Inc. (NFS) toll-free at 1-800-848-0920.

1 NO SALES CHARGE ON MONEY MARKET--You pay no sales charge when you invest or redeem in the Money Market.

2 SALES CHARGE SCHEDULE AND AVAILABLE DISCOUNTS--

INITIAL SALES CHARGE DISCOUNT

For purchases of the Growth, Fund, and Bond Funds, your sales charge percentage will be reduced according to the chart below:

   SALES CHARGE SCHEDULE                     As a percentage of:
-----------------------------------------------------------------
   If your investment plus the value         Offering     Amount
   of other shares held is:                    Price     Invested
-----------------------------------------------------------------
   less than $50,000, the sales charge is:     4.5 %       4.71 %
   $50,000 but less than $100,000              4.0 %       4.17 %
   $100,000 but less than $250,000             3.0 %       3.09 %
   $250,000 but less than $500,000             2.0 %       2.04 %
   $500,000 but less than $1,000,000           1.0 %       1.01 %
   $1,000,000 but less than $5,000,000         0.25%       0.251%
   $5,000,000 or more                          0.0 %       0.0  %


       Shareholders can receive even greater discounts through the cumulative effect of the discounts below:

LIFETIME ADDITIONAL DISCOUNT

The sales charge is computed at the rate applied to the amount invested plus the accumulated value of all shares held in any of the Nationwide Family of Funds, including shares acquired by reinvestment of dividends and capital gains distributions.

FAMILY MEMBER DISCOUNT

In addition, all shares held in any Fund accounts of members of the registrant's family may be included, provided these family members reside at the registrant's address.

       For other discount privileges, see "Insurance Proceeds or Benefits Discount Privilege" and "Letter of Intent (LOI) Discount," page 22.

3 NO SALES CHARGE ON REINVESTMENTS--All dividends and capital gains may be reinvested free of charge within the same Fund. The Trust will not mail checks for dividends of less than $5. Dividends will be reinvested, and you will receive a confirmation.

4 EXCHANGE PRIVILEGE--The exchange privilege is a convenient way to exchange shares from one Fund to another Fund in order to respond to changes in your goals or in market conditions. There is no administrative fee, exchange fee or limit to the number of exchanges permitted. HOWEVER, AN EXCHANGE IS A SALE AND PURCHASE OF SHARES AND, FOR FEDERAL AND STATE INCOME TAX PURPOSES, MAY RESULT IN A CAPITAL GAIN OR LOSS. The registration of the account to which you are making an exchange must be exactly the same as that of the Fund account from which the exchange is made, and the amount you exchange must meet the applicable minimum investment of the Fund being purchased. (Shares of the Fund exchanged to must be registered in the shareholder's state of residence).

EXCHANGES FROM GROWTH, FUND, BOND, AND MONEY MARKET FUNDS

Shares of the Growth, Fund, and Bond Funds may be exchanged among any of Nationwide's Family of Funds without sales charge, and shares of the Tax-Free Income or U.S. Government Income Funds acquired as a result of such exchanges will not be subject to the applicable contingent deferred sales charge normally assessed on redemptions.

       Exchanges from the Money Market Fund to any other Fund will be subject to applicable sales charges. (For exchanges to the Growth, Fund or Bond Funds, see "Sales Charge Schedule and Available Discounts" on this page. For exchanges to the Tax-Free Income or U.S. Government Income Funds, see "Contingent Deferred Sales Charge," page 19).

EXCHANGES FROM TAX-FREE INCOME AND U.S. GOV'T INCOME FUNDS

Shares of the Tax-Free Income and U.S. Government Income Funds may be exchanged between these two Funds without incurring any contingent deferred sales charges. For exchanges to the Growth, Fund, or Bond Funds, the applicable contingent deferred sales charge will be waived, but the investor will be subject to the normal sales charges for the Growth, Fund and Bond Funds according to "Sales Charge Schedule and Available Discounts," page 21.

       NOTE: Shareholders moving money to the Money Market Fund are subject to the applicable contingent deferred sales charge on their redemption of Tax-Free Income or U.S. Government Income Fund shares.

EXCHANGES MAY BE MADE BY EITHER OF TWO CONVENIENT WAYS:

BY MAIL--An exchange may be made by writing to Nationwide Financial Services, Inc., One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492. Please be sure that your letter is

                         NATIONWIDE(R) FAMILY OF FUNDS

signed by all owners of the account and that your account number and the Fund you wish to exchange to are included.

BY TELEPHONE--You may use the Telephone Exchange Privilege if you have established that privilege and if you hold no share certificates. Requests may be made only by the account owner(s) for whom Nationwide Financial Services, Inc. (NFS) has a properly completed, signed authorization form on file. You must call our toll-free number by 4 P.M. Eastern time to receive that day's closing share price. You may not revoke your request once instructions have been recorded and accepted.

       Election of the privilege authorizes NFS to voice-record all instructions to exchange. NFS may not honor your instructions unless you grant permission to record such a call. NFS reserves the right at any time without prior notice to suspend, limit or terminate the Telephone Exchange Privilege or its use in any manner by any person or class.

       The Funds will employ the same procedure described under "How to Sell (Redeem) Shares" on page 18 to confirm that the instructions are genuine.

       In the event of significant market activity, it may be difficult to reach NFS by telephone. If so, an investor may choose to use alternate methods to contact NFS such as sending instructions by a special delivery service or by facsimile (FAX) machine (614-249-8705). If you use the FAX method, NFS reserves the right to require the original document.

5 INSURANCE PROCEEDS OR BENEFITS DISCOUNT PRIVILEGE (GROWTH, FUND, OR BOND FUNDS
ONLY)--If the funds used to purchase shares come from proceeds or benefits of an insurance policy issued by any of the Nationwide Enterprise of insurance companies or their affiliated companies, the sales charge is one-half the rate established, provided the purchase is made within 60 days after receipt of the proceeds or benefits.

6 LETTER OF INTENT (LOI) DISCOUNT--This discount permits you to purchase shares of the Growth, Fund, or Bond Funds at a reduced cost during a 13-month period if the amount invested, or the value of shares held by you and other family members of your household, plus the amount invested, equals or exceeds $50,000. LOI is not a binding obligation upon the investor to buy the shares. It is merely a statement of intent.

       By marking the appropriate box and signing the application, you indicate your intention to complete the appropriate LOI. The LOI will be completed when your new investments, together with the value of all existing shares held by you, your spouse, minor children, and other family members of your household, total an amount equal to the amount checked on the application. You obtain a reduced sales charge on each share purchased during the 13-month period. The LOI may be backdated, up to 90 days, to include previous purchases under the reduced sales charge available under the LOI.

       If the intended investment is not completed, the investor will be asked to pay the difference between the sales charge actually paid and the sales charge due on the amount invested according to the "Sales Charge Schedule," page
21. If the difference is not paid within 20 days after written request, the investor irrevocably constitutes and appoints Nationwide Financial Services, Inc. as their attorney-in-fact, with full power of substitution, to redeem an appropriate number of shares from their account to cover the amount due. For more details on the LOI Discount, call 1-800-848-0920.

7 NET ASSET VALUE PURCHASE PRIVILEGE (GROWTH, FUND, BOND FUNDS ONLY)--All sales of shares to the public are made at the public offering price, except the following sales made at net asset value: (1) shares sold through institutional sales to other registered investment companies affiliated with Nationwide Financial Services, Inc., (2) shares issued on transfer of investments from the Growth, Fund, or Bond Funds to another Fund in the Nationwide Family of Funds (see "Exchange Privilege," page 21), and (3) sales which may be made (a) to any pension, profit sharing, or other employee benefit plan for the employees of NFS, any of its affiliated companies, or investment advisory clients and their affiliates, (b) to Trustees and retired Trustees of NIF and NIF-II; directors, officers, full-time employees, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any of the Nationwide Enterprise of insurance companies or their affiliates, or any investment advisory clients of the Funds' advisor and their affiliates, (c) to directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any sponsor group which may be affiliated with the Nationwide Group of Insurance Companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvania Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative, (d) any endowment or non-profit organization, (e) any pension, profit sharing, or deferred compensation plan which is qualified under section 401(a), 403(b) or 457 of the Internal Revenue Code of 1986 as amended, dealing directly with the Distributor with no sales representative involved, at net asset value, upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, (f) any life insurance company separate account registered as a unit investment trust, and (g) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees.

                         NATIONWIDE(R) FAMILY OF FUNDS

8 WAIVER OF CONTINGENT DEFERRED SALES CHARGE (TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS ONLY)--The contingent deferred sales charge is waived under the circumstances of a shareholder's death or permanent disability (see "Contingent Deferred Sales Charge," page 19). The contingent deferred sales charge is also waived on redemptions of shares effected by: (1) any of the classes of shareholders listed in Privilege 7, sections (1), and (3)(a) through
(3)(f) above; and (2) shares redeemed that were acquired as a result of a transfer of investments from the Tax-Free Income, U.S. Government Income, Growth, Fund, or Bond Funds (see "Exchange Privilege," page 21).

9 NO SALES CHARGE ON A REPURCHASE--If you redeem all or part of your Growth, Fund, or Bond Fund shares for which you paid sales charges, you have a one-time privilege to reinvest all or part of the redemption proceeds in any of the NIF Funds without a sales charge, within 30 days after the effective date of the redemption.

       If you redeem all or part of your Tax-Free Income or U.S. Government Income Fund shares on which you paid a contingent deferred sales charge, you have a one-time privilege to reinvest all, or part, of the redemption proceeds in either of the NIF-II Funds within 30 days and receive credit for any contingent deferred sales charge pro-rated according to the percentage of the reinvestment, e.g., 100% for a full reinvestment, etc.

       If you realize a gain on your redemption, the transaction is taxable and reinvestment will not alter any capital gains tax payable. If you realize a loss and you use the reinstatement privilege, some or all of the loss will not be allowed as a tax deduction depending upon the amount reinvested.

10 FREE CHECKING ACCOUNT PRIVILEGE (MONEY MARKET FUND ONLY)--You may request a supply of free checks for your personal use and there is no monthly service fee. You may use them to make withdrawals of $500 or more from your account at any time. Your account will continue to earn daily income dividends until your check clears your account. There is no limit on the number of checks you may write. Cancelled checks will not be returned to you. However, your monthly statement will provide the check number, date and amount of each check written. You will also be able to obtain copies of cancelled checks by contacting one of our service representatives at 1-800-848-0920.


INVESTOR SERVICES

1 TWENTY-FOUR HOUR INFORMATION RECORDING--Our toll-free number provides information on share prices for all the Funds, and Money Market yields at 1-800-848-0520.

2 TOLL-FREE INFORMATION AND ASSISTANCE--Customer service representatives are available to answer questions regarding the Funds and your account(s) between the hours of 8:00 A.M. and 5:00 P.M. Eastern Time. Call toll-free:
1-800-848-0920. Or contact NFS at our FAX telephone number (614) 249-8705.

3 AUTOMATED ACCOUNT ACCESS(SM)--24-hour access to current information about the Funds and your account(s) is available from the convenience of any touch-tone phone. By dialing 1-800-NFS-0012 (637-0012), you may obtain share prices, yields, account balances and confirm your last transaction. You may also order duplicate statements, duplicate tax forms and reorder Money Market Fund checks. For confidentiality, each investor has a Personal Identification Number (PIN). For more information, call 1-800-848-0920.

4 RETIREMENT PLANS (Not available with the Tax-Free Income Fund)--Shares of the Funds may be purchased for Self-Employed Retirement Plans, Individual Retirement Accounts (IRAs), Simplified Employee Pension Plans, Corporate Pension Plans, Profit Sharing Plans, 403(b) Tax-Sheltered Accounts, and Money Purchase Plans. For a free information kit, call 1-800-848-0920.

5 MUTUAL FUND GIFT CERTIFICATES--Gift Certificates may be purchased for special occasions such as birthdays, graduations, weddings, and as appreciation gifts. Minimum purchase amounts: $25 in the Growth, Fund or Bond Funds; $100 in the Tax-Free Income, U.S. Government Income, and Money Market Funds. Contact one of our service representatives at 1-800-848-0920 for complete details and instructions.

6 SHAREHOLDER CONFIRMATIONS--You will receive a confirmation statement each time a requested transaction is processed. However, no confirmations are mailed on certain pre-authorized, systematic transactions. Instead, these will appear on your next consolidated statement.


7 CONSOLIDATED STATEMENTS--Growth and Fund shareholders receive quarterly statements as of the end of March, June, September, and December. Bond, Tax-Free Income, U.S. Government Income and Money Market Fund shareholders receive monthly statements. Please review your statement carefully and notify us immediately if there is a discrepancy or error in your

                         NATIONWIDE(R) FAMILY OF FUNDS

account. We will not be able to correct any error which has not been brought to our attention within one year of occurrence.


       For shareholders with multiple accounts, your consolidated statement will reflect all your current holdings in the Funds. Your accounts are consolidated by social security number and zip code. Accounts in your household under other social security numbers may be added to your statement at your request. Depending on which Funds you own, your consolidated statement will be sent either monthly or quarterly. Only transactions during the reporting period will be reflected on the statements. An annual summary statement reflecting all calendar year transactions in all your Funds will be sent after year end.

8 AVERAGE COST STATEMENT--This statement may aid you in preparing your tax return and in reporting capital gains and losses to the IRS. If you redeemed any shares during the calendar year, a statement reflecting your taxable gain or loss for the calendar year (based on the average cost you paid for the redeemed shares) will be mailed to you following each year end. Average cost can only be calculated on accounts opened on or after January 1, 1984. Fiduciary accounts and accounts with shares acquired by gift, inheritance, transfer, or by any means other than a purchase cannot be calculated.

       Average cost is one of the IRS approved methods available to compute gains or losses. You may wish to consult a tax advisor on the other methods available. The information on your average cost statement will not be provided to the IRS. If you have any questions, contact one of our service representatives at 1-800-848-0920.

9 SHAREHOLDER REPORTS--All shareholders will receive reports semi-annually detailing the financial operations of the Funds.

10    PROSPECTUSES--Updated prospectuses will be mailed to you annually.

11 UNDELIVERABLE MAIL--If mail from Nationwide Financial Services to a shareholder is returned as undeliverable on two or more consecutive occasions, Nationwide Financial Services will not send any future mail to the shareholder unless it receives notification of a correct mailing address for the shareholder. Any dividends that would be payable by check to such shareholders will be reinvested in the shareholder's account until Nationwide Financial Services receives notification of the shareholder's correct mailing address.


MANAGEMENT OF THE TRUSTS


The business and affairs of the Funds are managed under the direction of their respective Boards of Trustees.

       Under the terms of the Investment Management Agreement, Nationwide Financial Services, Inc. (NFS) manages the investment of the assets and, subject to the supervision of the Trustees, provides various administrative services and supervises the daily business affairs of the Trusts. NFS, an Ohio corporation, is a wholly-owned subsidiary of Nationwide Life Insurance Company, which in turn is a wholly-owned subsidiary of the Nationwide Insurance Enterprise.

       The Growth, Fund, and Bond Funds pay the Investment Manager fees based on average daily net assets of that Fund at the rate of .5% per year. The Money Market Fund pays the Investment Manager fees of .45% per year.



       The Tax-Free Income and U.S. Government Income Funds pay the Investment Manager based on average daily net assets of each Fund at the rate of .65% on the first $250 million of average daily net assets, .60% on the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million.

       At its option, the Investment Manager may waive any portion of the management fee charged to the Money Market Fund in order to offer shareholders the highest possible current yields consistent with the investment policies and types of permitted investments of the Fund.

       NFS, as Distributor of the Funds, markets the Funds. It also provides the administrative and accounting services, including daily valuation of the Funds' shares, preparation of financial statements, taxes, and regulatory reports. For accounting services, NFS receives a total annual fee of $48,000 from NIF Funds only.

MANAGEMENTS' DISCUSSION OF FUNDS' PERFORMANCE

      Managements' discussion of the Funds' performance is contained in the Funds' Annual Report, which will be made available upon request and without charge by writing to NFS at One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call toll-free 1-800-848-0920.

TRANSFER AND DIVIDEND DISBURSING AGENT

Nationwide Financial Services, Inc. (NFS), through its wholly-owned subsidiary, Nationwide Investors Services, Inc. (NIS), serves as transfer agent and dividend disbursing agent for the Trust.

DISTRIBUTION PLAN (TAX-FREE INCOME AND U.S. GOVERNMENT INCOME FUNDS ONLY)

       The NIF-II Trust has adopted a Distribution Plan (the "Plan") under Rule 12b-1 of the Investment Company Act of 1940

                         NATIONWIDE(R) FAMILY OF FUNDS


which permits the Funds to compensate the Distributor for expenses associated with the distribution of its shares. Under the Plan, each Fund pays the Distributor compensation accrued daily and paid monthly at a maximum annual rate of .35% of the Trust's average daily net assets. Currently, the Tax-Free Income and U.S. Government Income Funds accrue daily and pay monthly to the Distributor compensation at the annual rate of .20% of the Funds' average daily net assets. The Distributor will continue to waive the remaining .15% until further written notice.


       The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (See "Contingent Deferred Sales Charge," page 19). Distribution expenses paid by the Distributor may include the costs of printing and mailing prospectuses and sales literature to prospective investors, advertising, and compensation to sales personnel and broker-dealers.

EXPENSES


For the fiscal year ended October 31, 1995, the ratio of operating expenses to average net assets was .66% for Growth, .63% for Fund, .71% for Bond, .98% for Tax-Free Income, 1.08% for U.S. Government Income, and .62% for Money Market. By agreement with NFS, no Fund will bear expenses in excess of limits prescribed by any state in which the Funds' shares are offered for sale. Also, the Growth, Fund, Bond, and Money Market Funds will not bear expenses in excess of 1% of average daily net assets. Such limitations did not affect any of the funds during the year ended October 31, 1995.


THE EFFECT OF INTEREST RATES
ON BOND VALUES

All bond prices (U.S. government, municipal and corporate) are affected by interest rates. Generally, as prevailing interest rates rise, the market value of bonds falls. Conversely, as interest rates fall, bond market values generally rise. Thus, if interest rates have increased from the time a security was purchased for a Fund, that security's value could be less than cost, reducing the net asset value per share of the Fund. If later sold, that security might be sold at a price less than its cost resulting in a capital loss. Similarly, if interest rates have declined from the time a security was purchased, that security's value could be greater than its cost, resulting in an increase in the net asset value per share. If later sold, it might be sold at a price greater than its cost resulting in a capital gain. In either instance, if the security was purchased at face value and held to maturity, no gain or loss would be realized.

     The change in interest rates does not affect all bond prices equally. Many other factors contribute to a change in value, such as the time to maturity, supply and demand for the securities, perception of credit quality, and other economic forces.

     Generally, debt securities with shorter maturities are subject to less price fluctuation resulting from interest rate changes. Securities with longer-term maturities are subject to greater price fluctuation.

     The table below shows the effect on prices (stated as a percentage change) of an intermediate-term bond and a long-term bond given a 1, 2 and 3 percentage point change in interest rates. As the example shows, the longer the time to maturity, the greater the price change.


      APPROXIMATE CHANGE IN MARKET VALUE OF A BOND

      CHANGE IN               RISING         FALLING
    INTEREST RATES        INTEREST RATES INTEREST RATES
-------------------------------------------------------
                7-YEAR BOND YIELDING 8%

     1 %                       -5.1%          +5.5%
     2 %                       -9.9          +11.3
     3 %                      -14.4          +17.5

                30-YEAR BOND YIELDING 8%

     1 %                      -10.3%         +12.5%
     2 %                      -18.9          +27.7
     3 %                      -26.2          +46.4



     Supply and demand also affect prices and can moderate or exaggerate the price fluctuation resulting from changes in interest rates. Similarly, a change in a security's credit rating (e.g., a reduction from AA-rated to A or below) can have an adverse effect on the price of a security.

     Changes in the value of portfolio securities will not affect the interest income from those securities but will be reflected in the net asset value per share of the Funds.

DISTRIBUTIONS AND TAXES

INCOME DIVIDENDS AND CAPITAL GAINS

Substantially all of the net investment income, if any, will be paid to shareholders quarterly at the end of March, June, September, and December by the stock funds (Growth and Fund), and at the end of each month by the Bond, Tax-Free Income, U.S. Government Income and Money Market Funds. Checks will not be mailed for dividends of less than $5. These dividends will be reinvested, and you will receive a confirmation showing the transaction.

       In those years in which sales of a Fund's portfolio securities result in net realized capital gains, these gains will be distributed to shareholders in December.

FEDERAL TAXES

Each of the Funds intends to qualify for treatment under subchapter M of the Internal Revenue Code of 1986, as amended, (the "Code") and, therefore, must distribute substantially all net investment income and capital gains to shareholders annually. In general, if the Funds distribute all of their net investment income, they are not required to pay any federal income taxes. In addition to federal income tax, if the Funds fail to distribute the required

                         NATIONWIDE(R) FAMILY OF FUNDS

portion of investment income or capital gains in any year, they will be subject to a non-deductible 4% excise tax on the amount which they have failed to distribute. The Funds intend to make distributions in sufficient amounts to avoid the imposition of this excise tax.

       Dividends paid by each of the Funds (with the exception of the Tax-Free Income Fund) are taxable as income to the shareholder for federal income tax purposes. For corporate shareholders, the appropriate portion of each year's distribution is eligible for the corporate dividend received deduction.

       Dividends paid by the Tax-Free Income Fund will be exempt from federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. Some portion of the income from the Tax-Free Income Fund may be taxable annually. The taxable portion of each distribution will be based on the ratio, each year, between the Fund's taxable income and total income. This ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.


       Under current tax law as of February 29, 1996, net long-term capital gains, if any, realized by the Funds are generally taxable to the shareholder at the same tax rate as ordinary income, but in no event may the tax rate on such gains exceed 28% for an individual or 35% for a corporation.

       The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of each Fund, for inclusion in the shareholder's income.

       Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, as defined in Section 57
(a) (5) (C) of the Code. Bonds of this type may be held by one or more of the Funds from time to time.

       A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

STATE AND LOCAL TAXES

Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.

REDEMPTIONS OF SHARES

Redeeming shares may result in a capital gain or loss for tax purposes. For your convenience, NFS provides a year-end statement, reflecting your taxable gain or loss for the year based on the average cost paid for redeemed shares (see "Average Cost Statement," page 24.)


                                   (PICTURE.)

Donald and Vertie Robinson, Growth Fund shareholders, enjoying dining out together.


                                   (PICTURE.)
Christopher Colsey is custodian for
Elizabeth Colsey, Growth Fund shareholder, proudly posing in a pumpkin patch.

                         NATIONWIDE(R) FAMILY OF FUNDS

TAX ADVANTAGES OF THE
TAX-FREE INCOME FUND

The yield on taxable securities is normally higher than on tax-exempt securities of comparable quality and maturity. However, you can determine whether a tax-free investment provides a higher after-tax yield or return than an investment subject to tax by using the following formula:

      Tax-Free Yield           What you must earn
-------------------------      on a taxable investment
100%-- [Your Tax Rate]  =      to equal this tax-free yield


     By using current tax-free yields and your own tax rate in the formula above, you can make an informed investment decision. This formula will not be applicable if you are subject to the Alternative Minimum Tax (see page 26).


     The tables below show the advantages of investing in municipal obligations for those individuals in higher tax brackets. Taxable yields are compared to equivalent tax-free yields. The first table is based on the maximum marginal tax rates currently in effect under the Internal Revenue Code for the 1996 tax year at various levels of taxable income.


     For example, if you file a joint return with an adjusted gross income of $40,000, you are in the 28% tax bracket. A 5% tax-free yield would be equivalent to an 6.9% taxable yield for you.

     Over the long term, the effect of tax-free investing is significant. With the Tax-Free Income Fund, dividends can be automatically reinvested and allowed to accumulate on a tax-free basis. You can see this advantage in the "How a $20,000 Investment Grows at 5% Tax-Free vs. 5% Taxable" table below:



      TAX-EQUIVALENT YIELDS BASED ON INCOME, TAX RATE, AND TAX-FREE YIELD

           TAXABLE INCOME*                   1996 FEDERAL                              TAX-FREE YIELD
   JOINT RETURN          SINGLE RETURN      INCOME TAX RATE      4%     4.5%  5%     5.5%  6%     6.5%   7%    7.5%  8%
-------------------------------------------------------------------------------------------------------------------------
   $ 0 - 40,100           $0 - 24,000             15%            4.7    5.3   5.9    6.5   7.1    7.6    8.2   8.8   9.4

 $40,100  - 96,900     $24,000 - 58,150           28%            5.6    6.3   6.9    7.6   8.3    9.0    9.7  10.4   11.1

  $96,900  - 147,700    $58,150 - 121,300         31%            5.8    6.5   7.2    8.0   8.7    9.4   10.1  10.9   11.6

$147,700  - 263,750    $121,300 - 263,750         36%            6.3    7.0   7.8    8.6   9.4   10.2   10.9  11.7   12.5

   Over $263,750           Over $263,750          39.6%          6.6    7.5   8.3    9.1   9.9   10.8   11.6  12.4   13.2


*Net amount after exemptions and deductions.

         HOW A $20,000 INVESTMENT GROWS AT 5% TAX-FREE VS. 5% TAXABLE**

1996
TAX                5 YEARS                      10 YEARS                    20 YEARS                    30 YEARS
BRACKET       TAXABLE    TAX-FREE         TAXABLE    TAX-FREE          TAXABLE    TAX-FREE         TAXABLE    TAX-FREE
----------------------------------------------------------------------------------------------------------------------
15%           $24,627    $25,525          $30,324    $32,578           $45,978    $53,066          $69,713  $86,439
28%           $23,869    $25,525          $28,486    $32,578           $40,572    $53,066          $57,786  $86,439
31%           $23,696    $25,525          $28,076    $32,578           $39,413    $53,066          $55,328  $86,439
36%           $23,412    $25,525          $27,405    $32,578           $37,551    $53,066          $51,454  $86,439
39.6%         $23,208    $25,525          $26,931    $32,578           $36,263    $53,066          $48,829  $86,439

**Rates are compounded daily, and taxes are assumed to be paid once a year. The information contained in the above chart is not a projection or guarantee of the Fund's performance. It is only a general comparison of two investments: one taxable and one tax-exempt. The Fund's performance may not duplicate the chart 27 results. The percentage return figures were chosen arbitrarily and are not a forecast of future results.

                         NATIONWIDE(R) FAMILY OF FUNDS


PERFORMANCE ADVERTISING
FOR THE FUNDS

FUND PERFORMANCE ADVERTISING

The Funds may use historical performance in advertisements, sales literature, semi-annual and annual reports and the prospectus. Such figures will include quotations of average annual (compound) total return for the most recent one, five, and ten-year periods (or the life of the Fund if less). Average annual (compound) total return represents the average annual percentage change in the value of an investment for the specified periods assuming a redemption of the investment at the end of such periods. It reflects the changes in share price and assumes reinvestment of all dividends and distributions at net asset value. Average annual (compound) total return reflects the effect of maximum sales charges.

       The Funds may also choose to show nonstandard returns including total return and simple average total return. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains. In addition, sales charge assumptions will vary. Initial sales charge percentages decrease as amounts invested increase and contingent deferred sales charges decrease over time, as outlined on pages 21 and 19 of this prospectus, respectively; therefore, returns increase as sales charges decrease.

       Total return represents the cumulative percentage change in the value of an investment over time, calculated by subtracting the original investment from the redeemable value and dividing the result by the original amount of the investment. The simple average total return is calculated by dividing total return by the number of years in the period, and unlike average annual (compound) total return, does not reflect compounding.

       The Bond, Tax-Free Income and U.S. Government Income Funds may advertise their SEC yields. The SEC yield is based on a 30-day period. This yield takes into account the yields to maturity on all debt instruments and all dividends accrued on equity securities, since equity securities do not have maturity dates. The SEC yield is computed by dividing the net investment income per share earned during the 30-day period by the maximum offering price per share on the last day of the period.

       The Money Market Fund may advertise current seven-day yield quotations computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period to obtain a base period return and then multiplying the base period return by (365/7). For purposes of this calculation, the net change in account value reflects the value of additional shares purchased with dividends from the original share, and dividends declared on both the original share and any such additional shares. The Money Market's effective yield represents a compounding on an annualized basis of the current yield quotations.

RANKINGS AND RATINGS IN FINANCIAL PUBLICATIONS

The Funds may report their performance relative to other mutual funds or investments. The performance comparisons are made to: other mutual funds with similar objectives; other mutual funds with different objectives; or, to the investment industry as a whole. Other investments which the Funds may be compared to include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; market indexes; fixed-rate, insured bank CDs, bank money market deposit accounts and passbook savings; and the Consumer Price Index.


       Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, Schabaker Investment Management, Kanon Bloch Carre & Co.; magazines such as Money, Fortune, Forbes, Kiplinger's Personal Finance Magazine, Smart Money, Mutual Funds, Worth, Financial World, Consumer Reports, Business Week, Time, Newsweek, U.S. News and World Report; and other publications such as the Wall Street Journal, Barron's, Columbus Dispatch, Investor's Business Daily, and Standard & Poor's Outlook.

       The rankings may or may not include the effects of sales charges. Lipper Analytical Services is an independent rating service that ranks over 8,000 mutual funds based upon total return performance. These rating services and publications rank the


                                   (PICTURE.)

Royal Schomp, Growth Fund shareholder, smiling and at his ease in the company of man's best friend.

                         NATIONWIDE(R) FAMILY OF FUNDS

performance of the Funds against all funds over specified periods and against funds in specified categories. The categories in which the Funds may be cited include, but are not limited to:

GROWTH FUND:
Growth Funds, Long-Term Growth Funds

NATIONWIDE FUND:
Growth and Income Funds, Growth Funds,
Long-Term Growth Funds

BOND FUND:
Income Funds, High Grade Corporate Bond Funds,
A-Rated Bond Funds

TAX-FREE INCOME FUND:
General Municipal Bond Funds, High-Quality Municipal Bond Funds, A-Rated Municipal Bond Funds, Municipal Bond Funds, Tax-Free Funds

U.S. GOVERNMENT INCOME FUND:
U.S. Government Bond Funds, Intermediate-Term U.S. Government Bond Funds, Limited-Term U.S. Government Bond Funds, U.S. Government Securities Funds, Government Bond Funds

MONEY MARKET FUND:
Money Market Funds, Current Income Funds

The comparative material found in advertisements, sales literature, or in reports to shareholders may contain past and/or present performance ratings. Past performance of the Funds, like any investment, is no guarantee of future results. Future results may be less or more.

ADDITIONAL INFORMATION

STATEMENTS OF ADDITIONAL
INFORMATION

These documents (one each for the NIF and NIF-II trusts), containing more information on the Funds, are filed with the Securities and Exchange Commission. Free copies may be obtained from NFS upon request (see "Shareholder Inquiries," page 30).

DESCRIPTION OF SHARES
The assets of each Fund are segregated, and you have an interest only in the assets of the class in which you own shares. Shares of a particular class are equal in all respects to the other shares of that class and in the event of liquidation of the Fund will share pro rata in the distribution of the net assets of such Fund. All shares are of $1 par value and fully paid, nonassessable, transferable, and redeemable. There are no preemptive rights.

JOINT PROSPECTUS DISCLOSURE
Although each Trust (NIF and NIF-II) is offering only shares of its own Funds, it is possible that a Trust might become liable under the Securities Act of 1933 for any material misstatement or omission in the Prospectus about Funds of the other Trust. The Trustees of each Trust have considered this in approving the use of a single combined Nationwide Family of Funds Prospectus.

                                   (PICTURE.)

Colleen Felix is custodian for Growth Fund shareholder Shayna Snyder (right) with her friend Dylan Anderko.

                         NATIONWIDE(R) FAMILY OF FUNDS

VOTING RIGHTS

Shareholders of each class of shares have one vote for each share held. Voting rights cover the Investment Management Agreement, Distribution Agreement, election of Trustees, termination of the Trust, sale of assets as a whole, change of investment objectives, investment policies, investment restrictions (NIF only), and other business matters. In regard to termination, sale of assets, or change of investment objectives, policies and restrictions (NIF only), the right to vote is limited to the holders of shares of the particular class affected by the proposal.

SHAREHOLDER INQUIRIES

Inquiries regarding the Funds should be directed to Nationwide Financial Services, Inc., One Nationwide Plaza, P.O. Box 1492, Columbus, Ohio 43216-1492, or call 1-800-848-0920.

                                   (PICTURE.)

Jane and Rod Mullins, shareholders in Bond, Tax-Free, Growth, and Money Market Funds, reach the summit of Pikes Peak.

                                   (PICTURE.)

Erma Sullivan, Money Market Fund shareholder, cuddles great- grandbaby Andrea, a shareholder in Growth Fund.

NATIONWIDE INVESTING
FOUNDATION FUNDS:

Growth Fund
Nationwide Fund
Bond Fund
Money Market Fund

NATIONWIDE INVESTING
FOUNDATION II FUNDS:

Tax-Free Income Fund
U.S. Government Income Fund

NATIONAL DISTRIBUTOR AND
INVESTMENT MANAGER

Nationwide Financial Services, Inc.
P.O. Box 1492
One Nationwide Plaza
Columbus, Ohio 43216-1492

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP
Two Nationwide Plaza
Columbus, Ohio 43215-2537

TRANSFER AGENT AND DIVIDEND
DISBURSING AGENT

Nationwide Financial Services, Inc.
(Through its wholly owned subsidiary,
Nationwide Investors Services, Inc.)

LEGAL COUNSEL

Druen, Rath & Dietrich
One Nationwide Plaza
Columbus, Ohio 43215-2220


CUSTODIAN

The Fifth Third Bank
38 Fountain Square Plaza
Cincinnati, Ohio 45263-0001

NATIONWIDE(R)
  FAMILY OF
    FUNDS

INVESTOR
PROFILES:

Nationwide(R) Growth Fund is for investors seeking to maximize capital growth by investing in the common stock of companies in industries where economic trends and new technologies indicate greater than average growth potential.

Nationwide(R) Fund is for investors seeking to maximize returns through a flexible combination of income and long-term capital appreciation, generally from common stocks of well-known, larger companies.

Nationwide(R) Bond Fund is for investors seeking high monthly income with the degree of safety that can be provided through high-quality bonds and other fixed income securities.

Nationwide(R) Tax-Free Income Fund is for investors seeking high monthly income free from federal taxes with the degree of safety that can be provided through high-quality municipal bonds.

Nationwide(R) U.S. Government Income Fund is for investors seeking high monthly income, reduced share price fluctuations and relative safety of principal through securities backed by the U.S.government and its agencies.

Nationwide(R) Money Market Fund is for investors seeking monthly income at current rates of return with maximum share price stability (principal is not intended to fluctuate).

INVESTING IN THE FUNDS

                               Growth        Tax-Free Income
                               Fund          U.S. Gov't Income
                               Bond          Money Market
INVESTMENT MINIMUMS :
   New Accounts                 $ 250          $ 1,000
   Subsequent Investments       $  25          $   100


(Certain investor strategies, privileges, and services allow initial investments below these minimums. See details contained within this prospectus.)

HOW TO INVEST: A new account can be opened by completing the application contained in this Prospectus and mailing along with your check payable to Nationwide Financial Services, Inc. at the address shown on the back cover. Subsequent investments can be made by mail or wire. More details on purchasing and selling shares can be found on pages 16 through 19.

INVESTOR STRATEGIES

Nationwide offers six investor strategies to assist with your financial goals. A complete description of each strategy can be found on pages 19 and 20.

MONEY MARKET PLUS GROWTH(SM)
MONEY MARKET PLUS INCOME(SM)
AUTOMATIC ASSET ACCUMULATION(SM)
AUTOMATIC ASSET ALLOCATION(SM)
AUTOMATIC ASSET TRANSFER(SM)
AUTOMATIC WITHDRAWAL PLAN(SM)

INVESTOR PRIVILEGES & SERVICES

Investors have the following privileges and services available to them. Further details begin on page 21.


SALES CHARGE DISCOUNTS
NO SALES CHARGES ON DIVIDENDS & CAPITAL GAINS REINVESTED
NO SALES CHARGES ON REPURCHASE
EXCHANGE PRIVILEGES AND FREE TELEPHONE EXCHANGES
TOLL-FREE CUSTOMER ASSISTANCE
24-HOUR AUTOMATED ACCOUNT ACCESS(SM)
24-HOUR SHARE PRICE AND YIELD INFORMATION
RETIREMENT PLANS (IRAS, SEPS, AND OTHERS)
MUTUAL FUND GIFT CERTIFICATES
CONSOLIDATED STATEMENTS
AVERAGE COST STATEMENT
FREE CHECKING ACCOUNT (MONEY MARKET FUND ONLY)


Nationwide(R) and [LOGO] are registered Federal Service marks of the Nationwide Mutual Insurance Company.

NATIONWIDE FAMILY OF FUNDS                                        BULK RATE
ONE NATIONWIDE PLAZA                                              U.S. POSTAGE
COLUMBUS, OHIO  43215-2220                                        PAID
                                                                  COLUMBUS, OHIO
1996 PROSPECTUS                                                   PERMIT NO. 492

HS-409-(96)

                                  APPLICATION

IMPORTANT: THE SUITABILITY AND SIGNATURE SECTIONS ON PAGE A2 MUST BE COMPLETED
                             TO OPEN A NEW ACCOUNT.

For IRA Plans use application from IRA Booklet. Make checks payable to:
                      Nationwide Financial Services, Inc.

PLEASE PRINT OR TYPE
To complete application, follow                            Send application and check to:
instructions to the left of each    For assistance in      NATIONWIDE FINANCIAL SERVICES, INC.     NOTE:
section, then remove from           opening an account:    ONE NATIONWIDE PLAZA                    To avoid delays, do not use
prospectus booklet and mail with    CALL TOLL-FREE:        P.O. BOX 1492                           P.O. Box for special delivery
check to address at right.          1-800-848-0920         COLUMBUS, OHIO  43216-1492              and other overnight services.
------------------------------------------------------------------------------------------------------------------------------------
SALES REPRESENTATIVE
USE ONLY                            Agent Name____________________________________________________________

Stamps are permitted provided       Agent #_____________________________State  # _____________Phone  #  (      )-----------------
all necessary information is
included.
------------------------------------------------------------------------------------------------------------------------------------
1 - INITIAL INVESTMENT              GROWTH+           $_____________________       TAX-FREE INCOME++          $_____________________
Specify dollar amount you wish to   FUND+             $_____________________       U.S. GOVERNMENT INCOME++   $_____________________
invest in each Fund (purchases      BOND+             $_____________________       MONEY MARKET++             $_____________________
must be in U.S. dollars). You may   + Minimum investment $250 (or $25 monthly*)    ++ Minimum investment $1,000 (or $100 monthly*)
allocate your investment among
any or all funds provided account   / / Initial investment from insurance proceeds/benefits of Nationwide/Affiliate companies
minimums are met for each fund          insurance policy.
(only one check needed). *MINIMUM
MONTHLY INVESTMENTS AVAILABLE ONLY
WITH AUTOMATIC ASSET ACCUMULATION.
------------------------------------------------------------------------------------------------------------------------------------
2 - ACCOUNT REGISTRATION            / / INDIVIDUAL   / /  JOINT TENANT    / /  GIFTS TO      / /  TRANSFER
a) Check  only  one box b) Fill in                        WITH RIGHT OF        MINORS             ON DEATH
complete name, address, telephone                         SURVIVORSHIP         (Complete #4)      (Complete pg. A5)
number,  date of birth,
occupation, and employer.           / / OTHER (Complete appropriate form on pages A5-A7
c) If any party is a minor, you               if corporation, association,
must also complete #4 below.                  partnership, etc.)
d) IF YOU WISH TO NAME ONE OR
MORE BENEFICIARIES, YOU MUST ALSO   --------------------------------------------------------------   -------------------------------
COMPLETE THE TRANSFER ON DEATH      Name of Individual (first, middle initial, last), Custodian,     Joint Tenant
FORM ON PAGE A5.                    Corporation, or Trustee

                                     -----------------------------------------------------------   ( ----- )------------------------
                                     Address - Street                                                         Business Phone

                                     -----------------------------------------------------------   ( ----- )------------------------
                                     City                               State               Zip               Home Phone

                                     ----- /----- /----------     ------------------------------   ---------------------------------
                                     Date of Birth (mo/day/yr)    Occupation                       Employer

                                     I am a / /   Nationwide/Affiliate/Advisory Client employee/retiree/relative
                                     / / Nationwide Sponsor Group employee/relative
------------------------------------------------------------------------------------------------------------------------------------
3 - SOCIAL SECURITY                  |  |  |  |  |  |  |  |  |  |                                    / / Initial here if you have
NUMBER / TAXPAYER                                                                                        been notified by the
IDENTIFICATION NUMBER                / / Soc. Sec. Number or  / / Tax Identification Number              Internal Revenue Service
A Social Security or tax                                                                                 that you are subject to the
identification number is required    (Required by IRS; you cannot open an account unless provided.)      31% withholding due to
by federal law. Trust account--use                                                                       under-reporting of income.
owner's SS number. Gifts/Transfers
to Minors account--use the minor's   I am a / / U.S Citizen.     / /       Other (specify)___________________________
SS number, NOT custodian's, and
complete #4 below.
------------------------------------------------------------------------------------------------------------------------------------
4 - GIFTS/TRANSFERS TO MINORS        _______________________________________________custodian for___________________________________
Complete only if account is                     Custodian (one only)                                         Minor (one only)
established under the Uniform
Gifts/Transfers to Minors Act,       under the___________________________________ Uniform Gifts/Transfers to Minors Act.
making sure you report the minor's              (State of Residence)                                    ______ /______ / ______
Social Security number in #3                                                                      (minor's Date of Birth--mo/day/yr)
above.
------------------------------------------------------------------------------------------------------------------------------------
5 - DIVIDEND OPTION                  Check One:  / /   Reinvest Dividends and Capital Gains       / /  Pay Dividends in Cash and
Check how you wish to receive                                                                          Reinvest Capital Gains
your dividends and capital gains.                / /   Pay Dividends and Capital Gains in Cash   / /   Pay Capital Gains in Cash and
                                                                                                       Reinvest Dividends
                                     / /  I want my dividends and/or capital gains deposited directly to my banking institution
                                          (ATTACH COPY OF VOIDED CHECK).
------------------------------------------------------------------------------------------------------------------------------------
6 - DISCOUNT PRIVILEGE               / /  I have other Nationwide Mutual Fund Accounts (also list below any other
To receive maximum sales charge      members of your household with accounts).
discounts on purchases of the
Growth, Fund, or Bond Funds,         Spouse: SS# _________ - _____ - _______________      Child: SS#  _________ - _____ - _________
check box. Also list Social
Security numbers of all members      Child:  SS# _________ - _____ - _______________      Child: SS#  _________ - _____ - _________
of your household with Nationwide
Mutual Fund accounts (all must       Other ______________________________________         SS#         _________ - _____ - _________
reside at address listed in                                     (Relationship)
#2 above).


                                                                              A1

------------------------------------------------------------------------------------------------------------------------------------
7 - EXCHANGE PRIVILEGE               / /  By initialing this box and signing this application below, I authorize Nationwide
You must initial this box in              Investors Services, Inc. to act upon my voice recorded telephone instructions to exchange
order to exchange shares of a             my account among Nationwide's Mutual Funds. I have read and agree to the terms and
Fund for shares of another Fund           conditions of the telephone exchange privilege on page 21 of the prospectus. I understand
by telephone (no fee). Certain            that this privilege may be suspended, limited or terminated without notice and exchanges
restrictions apply (see page              may entail a sales charge.
21).
------------------------------------------------------------------------------------------------------------------------------------
8 - TELEPHONE                        / /  The Transfer Agent is authorized to honor telephoned requests from any registered
WITHDRAWALS                               shareholder for the redemption of Fund shares. (The funds will employ reasonable
Initial the box if you want to            procedures for the protection of shareholders to confirm that instructions communicated
redeem shares by telephone. A             by telephone are genuine such as, but not limited to, recording the conversation,
check from your account can be            requiring some form of personal identification and providing written confirmation of the
sent to the address on this               transaction. If these procedures are not followed, the funds may be liable for any loss
application (no fee). If you want         due to unauthorized or fraudulent instructions.) Amounts of $1,000 or more can be wired
amounts of $1,000 or more wired           provided that proceeds are transmitted ONLY to this bank account (ATTACH COPY OF VOIDED
to your banking institution               CHECK):
($5 fee applies) fill in bank
name, address, and account           Bank Name_____________________________________________________  Account No.____________________
number.                                            (Bank must be a Federal Reserve Bank member)

                                     Bank Address__________________________________________________________
                                                   City                      State    Zip
------------------------------------------------------------------------------------------------------------------------------------
9 - SUITABILITY REVIEW               PRIMARY INFORMATION
The SEC / NASD Rules require that    INVESTMENT OBJECTIVE    _____ Growth Potential  _____Price Stability
all registered representatives                               _____ Income Potential  _____Other /Specify____________________________
have reasonable grounds for
believing that an investment is      INVESTMENT GOALS        _____ Retirement        _____ Savings          _____ Professional Mgmt.
suitable for you. Such a decision                            _____ Education         _____ Diversification  _____ Other
is based on the facts, if any,
disclosed by you. Please answer
all questions to the best of your    -----------------------------------------------------------------------------------------------
ability. If you are not certain      ADDITIONAL INFORMATION  Estimated Annual Income    Face Value of Life            Cash Value of
of a particular value, please make   FINANCIAL INFORMATION                              Insurance                     Life Insurance
a reasonable estimate. If a
category does not apply to you,                              $----------------------    $-----------------------      $-------------
indicate this by entering an NA.
                                                             Value of Passbook Savings  Value of Mutual Funds         Value of CD's
IF YOU CHOOSE NOT TO DISCLOSE ANY
INFORMATION, YOU MUST SIGN THE                               $----------------------    $-----------------------      $-------------
SPACE BELOW.
                                                             Value of Stocks            Est. Value of Residence /     Value of Bonds
                                                                                        Other Real Estate

                                                             $----------------------    $-----------------------      $-------------
                                                             Other Assets               Est. Indebtedness (Includes Mortgages and
                                                                                        Car Loans)

                                                             $----------------------    $-----------------------

                                                             Marital Status ___ Married ___ Single ___ Widowed
                                                                                                                --------------------
                                                                                                                Spouse's Occupation

                                                             Number of Dependents ___       Sex    ___ M ___ F
                                                                                                                --------------------
                                                                                                                Spouse's Employer

I CHOOSE NOT TO DISCLOSE ANY SUITABILITY INFORMATION.
                                                             ADDITIONAL COMMENTS ___________________________________________________
X____________________________________________________
                   Client Signature                                              ___________________________________________________

--------------------------------------------------------------------------------
10 - SIGNATURE SECTION      IMPORTANT: BOTH AGENT AND CLIENT MUST SIGN THIS
                            SECTION OF THE APPLICATION TO OPEN A NEW ACCOUNT.

I UNDERSTAND THE INVESTMENT OBJECTIVES OF THE(SE) FUND(S) AND I BELIEVE THAT THEY ARE CONSISTENT WITH MY NEEDS AND OBJECTIVES. ALSO, I UNDERSTAND THAT THE VALUE OF MY SHARES WILL FLUCTUATE (EXCEPT THE MONEY MARKET FUND WHICH SEEKS TO MAINTAIN A FIXED $1.00 SHARE PRICE) AND, DEPENDING ON THE MARKET VALUE OF THE FUNDS' INVESTMENTS AT THE TIME I REDEEM MY SHARES, I MAY RECEIVE MORE OR LESS THAN THE ORIGINAL AMOUNT.

I AM OF LEGAL AGE, AND I HAVE RECEIVED A NATIONWIDE(R) FAMILY OF FUNDS PROSPECTUS DATED FEBRUARY 29, 1996, AND HAVE READ IT CAREFULLY AND AGREE TO ITS TERMS. I UNDERSTAND THAT I WILL RECEIVE A CONFIRMATION OF ALL TRANSACTIONS. I CERTIFY, UNDER PENALTIES OF PERJURY, THAT I AM NOT SUBJECT TO BACK-UP WITHHOLDING UNLESS INDICATED ON THE REVERSE SIDE OF THIS APPLICATION AND THAT THE INFORMATION REGARDING TAX IDENTIFICATION AND SOCIAL SECURITY NUMBER AND BACK-UP WITHHOLDING IS TRUE, CORRECT AND COMPLETE.

X ___________________ X______________________________________ Date______________
SIGNATURES (WITH TITLE, IF ANY) OF ALL OWNERS SHOWN IN ACCOUNT REGISTRATION,
SECTION 2 ON PAGE A1.
                                       APPROVED FOR SUITABILITY BY HOME OFFICE
                                       PRINCIPAL:
X _________________   Date____________ _______________________________________
AGENT SIGNATURE (NO STAMPS)                     Principal's Signature


A2

                       NATIONWIDE(R) MUTUAL FUND SERVICES
                       COMPLETE THIS SECTION ONLY IF YOU WISH TO ELECT ONE OR
                       MORE OF THESE ADDITIONAL SERVICES. TO ELECT ADDITIONAL
                       INVESTMENT STRATEGIES, SEE PAGE A4.
------------------------------------------------------------------------------------------------------------------------------------
11 - GIFT CERTIFICATE                Name of Recipient:  ___________________________________________________________________________
Complete only if you are opening
a new account (for the person        Giver:              ___________________________________________________________________________
named in Section 2) with a gift
certificate.  If you have any        Occasion:           _________________________________________________   Amount of Gift:________
questions, contact one of our
service representatives at           Mail Certficate to: ___________________________________________________________________________
1-800-848-0920 between 8 A.M. and
5 P.M. (Eastern Time) Monday thru                        ---------------------------------------------------------------------------
Friday before mailing
application.
------------------------------------------------------------------------------------------------------------------------------------
12 - FREE CHECKS                     / /     Please initial the box if you would like a supply of free checks. Be sure all
(MONEY MARKET FUND ONLY)                      authorized account holders sign below. Checks may be written for $500 or more only.
To receive a free supply of
checks to use for withdrawing        CHECK BOX TO INDICATE   / /   Only one signature   / /  Two signatures    / /   ____signatures
funds from your Money Market Fund    HOW MANY  SIGNATURES          is required               are required            are required
account: a) initial the first box;   ARE REQUIRED
b) check the number of signatures
required to withdraw, and c) have    SIGNATURES OF ALL AUTHORIZED ACCOUNT HOLDERS:
ALL authorized account holders
sign here (i.e., Joint Tenant        X_________________________________________________________    X________________________________
named in the Account Registration
or all authorized individuals        X_________________________________________________________    Account No.______________________
listed on the accompanying
Corporate, Partnership or            In signing this section the signator(s) agree to be subject to the customary rules and
Association Certified                regulations governing checking accounts and to the conditions set forth below. If the Checking
Resolutions).                        Account Privilege is established after the opening of the account, or if any change is made in the above information, all signatures will have to be guaranteed.
NAMES MUST BE SIGNED EXACTLY AS
THEY APPEAR IN THE ACCOUNT           The payment of funds on the conditions set forth in this section is authorized by the
REGISTRATION                         signature(s) appearing above. Nationwide Investors Services, Inc., the Fund's Transfer Agent,
                                     is hereby appointed agent by the person(s) signing this card and will cause the Fund to redeem a sufficient number of shares from the account to cover checks presented for payment without requiring signature guarantees. The Fund and its agents will not be liable for any loss, expense or cost arising out of check redemptions or checks returned without payment. Shares outstanding in the account for less than 12 days will not be liquidated to pay checks presented unless the Transfer Agent is assured that good payment has been collected through normal banking channels. The Transfer Agent has the right not to honor checks that are for less than
                                     $500 or checks in an amount exceeding the value of the account at the time the check is presented for payment. This privilege is subject to the provisions of the current prospectus of the Fund as amended from time to time. This agreement may be modified or terminated at any time.




                                                                              A3

                 NATIONWIDE(R) MUTUAL FUND INVESTOR STRATEGIES
                 COMPLETE THIS SECTION ONLY IF YOU WISH TO ELECT ONE OR MORE OF THESE INVESTOR STRATEGIES.
------------------------------------------------------------------------------------------------------------------------------------
13 - MONEY MARKET PLUS               / / I want my monthly Money Market Fund dividends invested into indicated Fund (one
GROWTH(SM) & MONEY MARKET                only).
PLUS INCOME(SM) PLANS                    Minimum $5,000 Money Market Fund investment. See Page 19.
Check appropriate box to select
the Fund in which you want to        MONEY MARKET PLUS GROWTH(SM)  / / Growth    / / Fund
reinvest your monthly Money Market
Fund dividends. If you have an       MONEY MARKET PLUS INCOME(SM)  / / Bond      / / Tax-Free Income*   / /  U.S. Government Income*
established account you want Money                                                            *  Must have an established account.
Market dividends reinvested into,
write account number in space        / /  I want my Money Market dividends reinvested into my previously established account #:_____
provided. See page 19.
------------------------------------------------------------------------------------------------------------------------------------
14 - AUTOMATIC ASSET                 / /  I want to establish an Automatic Asset  Accumulation  plan. I want the specified  dollar
ACCUMULATION(SM) &                        amount(s) invested into the Fund(s) of my choice, as specified below.  NOTE: You must meet
AUTOMATIC ASSET                           the account minimums of each fund in which you invest. If you have any questions,  please
ALLOCATION(SM) PLANS                      contact one of our representatives at 1-800-848-0920.  See page 20 for more details.
Initialing the box and completing         (YOU MUST ATTACH COPY OF A VOIDED CHECK.)
the Authorization Form below
authorizes your bank to make
monthly investments directly from                                        Select Investment Date: / / 5th  / / 15th  / / 25th
your checking account into the                                           (Choose one only)
Fund(s) of your choice in the
dollar amount(s) indicated. If you        Monthly investments are to be allocated as follows:
are taking advantage of Automatic
Asset Allocation(SM) by selecting         GROWTH+       $__________________   TAX-FREE INCOME++          $__________________
more than one Fund, be sure to            FUND+         $__________________   U.S. GOVERNMENT INCOME++   $__________________
specify the dollar amount for each        BOND+         $__________________   MONEY MARKET++             $__________________
Fund (YOU MUST MEET THE ACCOUNT           + Minimum investment $25 monthly    ++ Minimum investment $100 monthly
MINIMUMS FOR EACH FUND IN WHICH
YOU INVEST). See page 20.
------------------------------------------------------------------------------------------------------------------------------------
15 - AUTOMATIC ASSET                      / /  I want to establish an Automatic Asset Transfer Plan. $50 per month minimum transfer.
TRANSFER(SM) PLAN                              See page 20.
Fill in the blanks and initial the             Please transfer $________________ beginning __________ each  / / month  / / quarter
box to establish regular transfers                              ($50 minimum)              Month/Year
from your Money Market Fund
account to the Fund account of                 Into the _____________________________ Fund     Account # _________________________
your choice. See page 20.
                                                                                                         (if already established)
-----------------------------------------------------------------------------------------------------------------------------------
16 - AUTOMATIC                            / /  I want to receive a check drawn on my account
WITHDRAWAL PLAN(SM)                            each / /  month  / / quarter for $____________ .
Fill in the blanks and initial the                                              ($50 minimum)
box  allowing you to receive                   Specify month you want to receive your first check: Month_________ . Checks
checks for $50 or more  monthly or             will be mailed to the address indicated in Section #2 unless otherwise
quarterly  from your account. See              specified in writing, or you can elect direct deposit to your bank account.
page 20.
                                          / /  Check box if you want withdrawals deposited directly to your banking institution (ATTACH COPY OF A VOIDED CHECK).
-----------------------------------------------------------------------------------------------------------------------------------
17- LETTER OF INTENT                      / /  I want to establish a Letter of Intent, and agree to the conditions and terms on page
                                               22.
Initial the box and check the
amount you intend to invest in one             / / $50,000  / / $100,000  / / $250,000  / / $500,000 / / $1,000,000 or more
13-month period to obtain a
reduced sales charge. See page 22.


A4

                                 FORMS SECTION
              IF YOU CHECKED BOX MARKED "TRUST/OTHER" OF SECTION 2
OF APPLICATION, YOU MUST COMPLETE APPROPRIATE FORM FROM THIS SECTION AND MAIL
                            ALONG WITH APPLICATION.

                 FOR INDIVIDUAL AND JOINT TENANCY ACCOUNTS ONLY

Shareholders of each Fund may choose to have their shares transferred upon death directly to their designated beneficiary(ies). If you choose to name one or more beneficiaries for the account you are opening with this application, all shares in the account, including those purchased in the future, will be transferred directly to the designated beneficiary(ies) upon your death. If you designate one or more beneficiaries for your account, you have the right to change or revoke the beneficiary designation at any time in the future, without the consent of the beneficiary(ies). If you elect to use this method of transferring the shares in your account upon your death, please complete the section below. This form of transfer is available only for individual and joint tenancy accounts.

I (We) request that the mutual fund account that is opened with this application be registered in beneficiary form under the Ohio Uniform Transfer- On-Death Security Registration Act. I (We) assign ownership upon my (our) death to the beneficiary(ies) named below in the percentage shares indicated. I (We) direct the transfer agent to transfer the shares in such account and any unpaid dividends and capital gains payments in accordance with this direction and the provisions of the Ohio Uniform Transfer On Death Security Registration Act. If the account created with this application is established in joint tenancy, no transfer of ownership of shares under this beneficiary designation will occur until the death of all owners of the account. This beneficiary designation may be modified or revoked for the account any time prior to the death of the last surviving owner of the account, without the consent of the beneficiary(ies), provided the modification or revocation is on the form provided by Nationwide Financial Services, Inc., and is received by Nationwide Financial Services, Inc., in Columbus, Ohio, prior to the death of the owner(s) of the account.

FUND:________________________________       ACCOUNT NUMBER: ____________________

NAME OF PRIMARY BENEFICIARY(IES):           NAME OF CONTINGENT BENEFICIARY(IES):
(if he/she/they shall survive me (us)):     (if primary beneficiary(ies) shall
                                            not survive me (us)):

                   Date of Birth                             Date of Birth

(1)_________________________ % of shares (1)________________________ % of shares

(2)_________________________ % of shares (2)________________________ % of shares

(3)_________________________ % of shares (3)________________________ % of shares

______________________________________   _______________________________________
Signature                         Date   Signature                         Date

                       APPOINTMENT OF SUCCESSOR CUSTODIAN

              FOR UNIFORM GIFT/TRANSFER ACCOUNT REGISTRATION ONLY
                                                Account #
                                                         -----------------------

Gentleman:

I, ____________________________________,    Hereby appoint _____________________
as the Successor Custodian for this account.

                                            ------------------------------------
                                            Signature

I, _________________________, Hereby accept the appointment as the Successor
                              Custodian.

                                            ------------------------------------
                                            Signature

                                                                              A5

                          USE ONLY FOR AN ASSOCIATION

A Certified Association Resolution (Part C) must be completed and submitted with the new account application.

                        CERTIFIED ASSOCIATION RESOLUTION

I,  _________________________________,  duly elected and acting Secretary of an unincorporated association, _____________________________certify that the following resolution is a true copy, which is now in full force and effect, adopted by the / / members / / Trustees or / / Executive Committee of the
association, at a meeting duly held in the City of____________________,   County
of__________________________, State of ______________ on ____________, 19______.

RESOLVED, that the persons named and signing below are authorized, pursuant to the association's articles of association and bylaws, to execute and deliver any written instrument necessary to effect purchases and redemptions and to transact any other business necessary on this association's account invested in any of the Nationwide Investing Foundation or Nationwide Investing Foundation II Funds.

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

                                                 X
--------------------------------------------------------------------------------
Printed Name                   Title             Signature

and that the signatures of not less than ___________of said persons shall be required to carry out the said authority.

RESOLVED FURTHER, that the association and its members, jointly and severally, assume entire responsibility for, and agree to indemnify and hold harmless, the Fund and/or its agents against any and all claims, liabilities, damages, actions, charges, and expense resulting from, or arising out of, the acts of the Fund in accordance with the authority hereby granted the above named persons, and honoring signatures thereof, prior to receipt of any contrary written notification, or for refusing to honor any signature for which it has not received appropriate written notification.

Signed on this ______________________  day of ________________________, 19_____.

--------------------------------------------------------------------------------
                                    (Secretary)                  (Seal)

I, the (Title)___________________________________ of this association, hereby certify that the foregoing certificate has been signed by the Secretary of this association.

Signature______________________________________    Date ______ / ______ / ______


A6

                           USE ONLY FOR A CORPORATION

       (See reverse Side) (NON QUALIFIED PLANS) Account No.______________
A Certified Corporate Resolution (Part D) must be completed and submitted with the new account application.

                         CERTIFIED CORPORATE RESOLUTION

I, ______________________  Secretary of _________________________, a corporation organized under the laws of (State)  ____________________________certify that the following is a true copy, which is now in full force and effect, adopted by the Board of Directors on _______________________________, 19 ____________.

RESOLVED, that the persons named and signing below are authorized to execute and deliver any written instrument necessary to effect purchases and redemptions and to transact any other business necessary on this corporation's account invested in any of the Nationwide Investing Foundation or Nationwide Investing Foundation II Funds.

                                                X

--------------------------------------------------------------------------------
Printed Name                  Title             Signature

                                                X
--------------------------------------------------------------------------------
Printed Name                  Title             Signature

                                                X
--------------------------------------------------------------------------------
Printed Name                  Title             Signature

                                                X
--------------------------------------------------------------------------------
Printed Name                  Title             Signature

and that the signatures of not less than ___________of said persons shall be required to carry out the said authority.

RESOLVED FURTHER, that the Secretary of this corporation is hereby authorized to certify to the Fund the names and signatures of the officers of this corporation and the offices respectively held by them, and that this corporation assumes entire responsibility for and agrees to indemnify and hold harmless the Fund and/or its agents against any and all claims, liabilities, damages, actions, charges, and expenses resulting from, or arising out of, the acts of the Fund in accordance with the authority hereby granted the above named persons, and honoring signatures thereof, prior to the receipt of any contrary certification, of for refusing to honor any signature for which it has not received any certification.

Signed on this _________________________ day of ______________________, 19_____.

--------------------------------------------------------------------------------
                                         (Secretary)              (Seal)

I, the (Title)________________________________________________________ of this corporation, hereby certify that the foregoing certificate has been signed by the Secretary of this corporation.

Signature____________________________________    Date ______ / ______ / _______



                                                                              A7

                      USE ONLY FOR A RETIREMENT PLAN TRUST

   (See Reverse Side) (NORMALLY FOR QUALIFIED PLANS) Account No.____________
A Certification of Authority (Part A) must be completed and submitted with the new account application.

                           CERTIFICATION OF AUTHORITY

We, the undersigned, being the Trustees of the ______________________hereby acknowledge that we are authorized to invest the assets of the Trust/Plan and do hereby appoint_______________________________________________________________
                                       Names of Individuals

to execute any investment applications for any of the Nationwide Investing

Foundation or Nationwide Investing Foundation II Funds in which assets of the

Trust/Plan may be invested; and do further authorize and appoint ____________and

_____________________________________________________to purchase, sell, assign, and transfer securities and to sign checks issuable by the Trust/Plan redeeming shares of the Fund. We further state that this individual authority shall continue to be honored until revoked by written notice from either of us and received by the Transfer Agent, Nationwide Investors Services, Inc. By signing this authorization, we agree that any of the Nationwide Investing Foundation Funds, Nationwide Investing Foundation II Funds, Nationwide Investors Services, Inc., and Nationwide Financial Services, Inc. shall be indemnified and held harmless from any loss, damage, cost, or claim that may arise from any authorized or unauthorized use of the assets or checks of the Trust/Plan in connection with the holdings of the Fund.

                                                 X
____________________________________________     _______________________________
Printed Name                                     Signature

                                                 X
____________________________________________     _______________________________
Printed Name                                     Signature

(Attach additional list if necessary)            Date_____________________


                           USE ONLY FOR A PARTNERSHIP

                             (NON QUALIFIED PLANS)

A Certification of Authority (Part B) must be completed and submitted with the new account application.

                    CERTIFICATION OF AUTHORITY (Partnership)

We, the undersigned, being the principal partners of the________________________
                                                           Partnership's Name

hereby state that we are authorized to invest the assets of the partnership either jointly or individually in any of the Nationwide Investing Foundation or Nationwide Investing Foundation II Funds. We also agree that either _________ or _______________________________have individual authority to purchase, sell, assign, and transfer securities and to sign checks issuable by the partnership redeeming shares of the Fund. We further state that this individual authority shall continue to be honored until written notice is received by the Transfer Agent, Nationwide Investors Services, Inc. from either of us revoking same. By signing this authorization, we agree that any of the Nationwide Investing Foundation Funds, Nationwide Investing Foundation II Funds, Nationwide Investors Services, Inc. and Nationwide Financial Services, Inc. shall be indemnified and held harmless and fully protected from any loss, damage, cost, or claim that may arise from any authorized or unauthorized use of the assets or checks of the partnership in connection with the holdings of the Fund.

                                                   X

-----------------------------------------------    -----------------------------
Printed Name                                       Signature

                                                   X

------------------------------------------------   -----------------------------
Printed Name                                       Signature

(Attach additional list if necessary)              Date___________________

A8

PART B:


             STATEMENT OF ADDITIONAL INFORMATION FEBRUARY 29, 1996


NATIONWIDE INVESTING FOUNDATION II:
NATIONWIDE TAX-FREE INCOME FUND
NATIONWIDE U.S. GOVERNMENT INCOME FUND


This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than that set forth in the prospectus and should be read in conjunction with the Funds' prospectus dated February 29, 1996. The prospectus may be obtained from Nationwide Financial Services, Inc. (NFS), P.O. Box 1492, One Nationwide Plaza, Columbus, Ohio 43216.


                               TABLE OF CONTENTS

       General Information and History                               1
       Investment Objectives and Policies                            1
       Descriptions of Securities                                    2
       Investment Restrictions                                       4
       Trustees and Officers of the Trust                            6
       Investment Management Agreement                               6
       Distribution Agreement                                        7
       Pricing of Shares                                             7
       Redemption of Shares                                          8
       Contingent Deferred Sales Charge                              8
       Fund Performance Advertising                                  9
       Shareholders' Rights                                         10
       Custodian                                                    10
       Brokerage Allocation                                         10
       Tax Status                                                   11
       Financial Statements                                         12
       Independent Auditors' Report                                 19
       Appendix                                                     20

GENERAL INFORMATION AND HISTORY

Nationwide Investing Foundation II is a diversified, open-end management investment company, created under the laws of Massachusetts by a Declaration of Trust dated October 8, 1985.

     The trust contains two Funds, the Nationwide U.S. Government Income Fund and the Nationwide Tax-Free Income Fund.

INVESTMENT OBJECTIVES AND POLICIES

The following information supplements the discussion of the Funds' investment objectives and policies discussed on pages 13 and 14 of the prospectus. The investment policy and types of permitted investments may be changed without approval or notice to shareholders.

NATIONWIDE TAX-FREE INCOME FUND

The Nationwide Tax-Free Income Fund is designed to provide as high a level of current income exempt from federal tax as is consistent with the preservation of capital through investing in a diversified portfolio of high quality municipal obligations.

     As stated in the prospectus, the Fund may purchase securities on a "when-issued" basis and "forward delivery" basis, for payment and delivery at a later date, generally within one month for when-issued and longer periods for forward commitments. The price and yield are generally fixed on the date of commitment to purchase, and the value of the security is reflected in the Fund's net asset value. Failure of an issuer to deliver the security may result in the Fund incurring a loss or missing an opportunity to make an alternative investment. At the time of settlement, the market value of the security may be more or less than the purchase price, resulting in an unrealized appreciation or depreciation to the Fund. The Fund maintains in a segregated account cash, U.S. government securities, or other high-grade liquid securities in an amount equal to the purchase price as long as the obligation to purchase continues.

     The Fund may purchase municipal bonds on a "forward delivery" basis at fixed purchase terms. The purchase will be recorded on the date the Fund enters into the commitment and the value of the security will thereafter be reflected in the calculation of the portfolio's net asset value. The value of the security on the delivery date may be more or less than its purchase price resulting in unrealized appreciation or depreciation to the Fund. A separate account of the portfolio will be established with its Custodian consisting of cash or liquid municipal bonds having a market value at all times at least equal to the amount of the forward commitment.

     The types of instruments in which the Fund may invest are described in the prospectus. For more information on ratings of municipal obligations from Standard & Poor's Corporation (Standard & Poor's) and Moody's Investors Service, Inc. (Moody's), see the Appendix. For purposes of the restrictions set forth below, the Fund will regard the entity which has the ultimate responsibility for the payment of interest and principal as the issuer.

     From time to time the Fund may invest less than the 25% of its total assets in the securities of issuers in the same industry, state or similar type project where such securities are related in such a way that economic, business and political developments or changes that affect one such security could affect the other securities.

NATIONWIDE U.S. GOVERNMENT INCOME FUND

The Nationwide U.S. Government Income Fund is designed to provide as high a level of income as is consistent with the preservation of capital through a portfolio consisting of securities from the U.S. government, and its agencies and instrumentalities. The intermediate average dollar-weighted maturity of the portfolio (between 3 and 10 years) should generally provide higher yields than a money market fund while producing greater price stability than other bond portfolios with longer maturities.

     As stated in the prospectus, the U.S. Government Income Fund will normally invest all of its net assets in securities issued by the U.S. government, its agencies and instrumentalities (see U.S. Government Securities, p. 2), and in repurchase agreements in these securities (see Repurchase Agreements, p. 4).

     The Fund may invest up to 80% of its net assets in mortgage-related securities (see Mortgage-Related Securities, p. 3) which represent part ownership of a pool of mortgage loans. This would include investments in collateralized mortgage obligations (CMOs). The Fund may also invest up to 20% in zero-coupon securities (see Zero-Coupon Securities p. 2).

     There is minimal default risk involved in the purchase of U.S. government or U.S. government guaranteed securities. Securities issued by U.S. government agencies or instrumentalities, while perhaps having the implicit backing of the U.S. government, may not have an explicit guarantee of the payment of principal and interest (see U.S. Government Securities, p. 2).

     The value of shares of the U.S. Government Income Fund will vary inversely with changes in interest rates. As with any fixed income investment, interest rate risk (when interest rates decline, the market value of a portfolio invested at higher yields can be expected to rise; conversely, when interest rates rise, the market value of a portfolio invested at lower yields can be expected to fall) does exist. While the U.S. Government Income Fund will engage in portfolio trading (shortening the average maturity of the portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal or lengthening the portfolio in anticipation of a decline in interest rates so as to maximize appreciation of capital) to manage this risk, there is no assurance that capital will be preserved.

     Generally, debt securites with shorter maturities are less subject to market fluctuation as a result of a change in interest rates. Thus, though there will be share price fluctuation of the U.S. Government Income Fund, the average maturity of the portfolio will be between 3 and 10 years (intermediate-term), which should result in less fluctuation than longer-term maturities.

DESCRIPTION OF SECURITIES

U.S. GOVERNMENT SECURITIES

U.S. government securities include obligations issued (1) by the U.S. Treasury and (2) by agencies and instrumentalities of the United States government. U.S. government agencies are government-sponsored organizations acting under authority of Congress, such as Federal Land Banks, Central Banks for Cooperatives, Federal Home Loan Banks, the Farmers Home Administration, and the Federal Farm Credit System. U.S. government instrumentalities are organized by Congress under a federal charter and supervised and regulated by the U.S. government, such as the Federal National Mortgage Association and the Student Loan Marketing Association. A distinction must be made between these obligations since some are supported by the full faith and credit of the U.S. Treasury, others by the discretionary authority of the U.S. government, and still others only by the credit of the issuer.

     Securities guaranteed by the U.S. government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and
(2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as securities issued by the Farmers Home Association, the Federal Financing Bank, the Government National Mortgage Association, the Maritime Administration Guaranteed Ship Financing Bonds issued after 1972 and the Small Business Administration). In these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government; thus, they are of the highest possible credit quality.

     Securities issued by U.S. government instrumentalities and certain federal agencies are neither direct obligations of, nor guaranteed by, the Treasury. However, they involve federal sponsorship in one way or another: some are backed by the issuer's right to borrow from the U.S. Treasury (such as securities issued by the Farm Credit System and the Tennessee Valley Authority); some are supported by the authority of the U.S. Treasury to purchase obligations issued by agencies or instrumentalities (such as the Federal National Mortgage Association, Student Loan Marketing Association, and the Tennessee Valley Authority). Some are supported only by the credit of the issuing government agency or instrumentality (such as securities issued by the Financing Corporation, FICO).

ZERO-COUPON SECURITIES

Zero-coupon securities are securities that make no periodic interest payments but instead are sold at a deep discount from their face value. The buyer of such a bond receives the rate of return by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. For tax purposes, the Internal Revenue Service maintains that the holder of a zero-coupon bond owes income tax on the interest that has accrued each year, even though the bondholder does not actually receive the cash until maturity.

     The U.S. Government Income Fund will only invest in zero-coupon securities which are direct obligations of the U.S. Treasury or agencies of the U.S. government. No zero-coupon securities issued by brokerage firms will be purchased by the U.S. Government Income Fund.

     To the extent that the U.S. Government Income Fund utilizes portfolio cash to distribute zero coupon income to shareholders, it will forego the purchase of additional income-producing assets with these funds.

MORTGAGE-RELATED SECURITIES

Mortgage-related securities include GNMA certificates, FNMA and FHLMC mortgage-based obligations.

     GNMA certificates are mortgage-backed securities representing part ownership of a pool of mortgage loans on which timely payment of interest and principal is guaranteed by the full faith and credit of the U.S. government. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Because both interest and principal payments (including prepayments) on the underlying mortgage loans are passed through to the holder of the certificate, GNMA certificates are called "pass-through" securities.

     Although the mortgage loans in a GNMA pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to accurately predict the average life of a particular pool. Reinvestment of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. Because prepayments are made at par value, losses could be sustained on prepayments of GNMA certificates which had been purchased at prices above their par values.

     The Federal National Mortgage Association ("FNMA"), a federally chartered and privately-owned corporation, issues pass-through securities representing interests in a pool of conventional mortgage loans. FNMA guarantees the timely payment of principal and interest but this guarantee is not backed by the full faith and credit of the U.S. government.

     The Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the U.S. government, issues participation certificates which represent an interest in a pool of conventional mortgage loans. FHLMC guarantees the timely payment of interest and the ultimate collection of principal and maintains reserves to protect holders against losses due to default, but the certificates are not backed by the full faith and credit of the U.S. government. As is the case with GNMA certificates, the actual maturity of and realized return on particular FNMA and FHLMC pass-through securities will vary based on the prepayment experience of the underlying pool of mortgages.

     FNMA and FHLMC also issue collateralized mortgage obligations ("CMO's"). CMO's are obligations fully collateralized directly or indirectly by a pool of mortgages on which payments of principal and interest are dedicated to payment of principal and interest on the CMO's. Payments are passed through to the holders although not necessarily on a pro rata basis on the same schedule as they are received. Accordingly, a change in the rate of prepayments on the pool of mortgages could change the effective maturity of a CMO.

WHEN-ISSUED SECURITIES

In order to help ensure the availability of suitable securities for its portfolio, the U.S. Government Income Fund and the Tax-Free Income Fund may purchase securities on a "when-issued" or on a "forward delivery" basis which means that the obligations will be delivered to the Fund making the purchase at a future date beyond customary settlement time. It is expected that, under normal circumstances, a Fund purchasing securities on a "when-issued" or "forward delivery" basis will take delivery of such securities. In general, a Fund does not pay for the securities or start earning interest on them until the obligations are scheduled to be settled. While awaiting delivery of the obligations purchased on such basis, a Fund will establish a segregated account consisting of cash or high quality debt securities equal to the amount of the commitments to purchase "when-issued" securities.

     To the extent a Fund engages in "when-issued" or "forward delivery" transactions, it will do so for the purpose of acquiring portfolio securities consistent with the Fund's investment objectives and policies and not for the purpose of investment leverage or to speculate in interest rate changes. The U.S. Government Income Fund and the Tax-Free Income Fund will make commitments to purchase securities on a "when-issued" or "forward delivery" basis only with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if deemed advisable.

     Because a Fund must set aside cash or liquid high grade securities to satisfy its commitments to purchase "when-issued" or "forward delivery" securities, management of a Fund's investments may be limited by commitments to purchase "when-issued" or "forward delivery" securities.

     When a Fund commits to purchase a security on a "when-issued" or on a "forward-delivery" basis, it follows procedures consistent with Securities and Exchange Commission policies. Since those policies currently recommend that an amount of a Fund's assets equal to the amount of the purchase be held aside or segregated to be used to pay for the commitment, a Fund will always have cash or high quality debt securities sufficient to cover any commitments or to limit any potential risk. However, although neither of the Funds intends to make such purchases for speculative purposes and each Fund intends to adhere to the provisions of Securities and Exchange Commission policies, purchases of securities on such bases may involve more risk than other types of purchases. For example, a Fund may have to sell assets which have been set aside in order to meet redemptions. Also, if a Fund determines it is advisable as a matter of investment strategy to sell the "when-issued" or "forward delivery" securities before delivery, that Fund may incur a loss because of market fluctuations since the time the commitment to purchase such securities was made and any gain or loss would not be tax-exempt. When the time comes to pay for "when-issued" or "forward delivery" securities, a Fund will meet its obligations from the then available cash flow or the sale of securities, or, although it would not normally expect to do so, from the sale of the "when-issued" or "forward delivery" securities themselves (which may have a value greater or less than a Fund's payment obligation).

REPURCHASE AGREEMENTS

The U.S. Government Income Fund may enter into Repurchase Agreements (Repos) with banks and securities dealers. Under Repurchase Agreements, the U.S. Government Income Fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repos, also called RPs or buybacks, are widely used both as a money market investment vehicle and as an instrument of Federal Reserve Monetary Policy. Where a repurchase agreement is used as a short-term investment, a government securities dealer borrows from an investor (for instance, a mutual fund) with excess cash, to finance its inventory, using the securities as collateral. Such RPs may have a fixed maturity date or be Open Repos, callable at any time. Rates are negotiated directly by the parties involved, but are generally lower than rates on collateralized loans made by New York banks. The attraction of repos is the flexibility of maturities that makes them an ideal place to invest excess funds on a temporary basis. The Trust will only invest in repurchase agreements which are fully collateralized and monitored on a continuous basis by the Investment Adviser and have been affirmed by the Board of Trustees. Repurchase agreements permit the Fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the Fund's Custodian securities equal to at least 102% of the acquired security's market value as monitored daily by the Investment Adviser (see "Management" below). The U.S. Government Income Fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the Investment Adviser, subject to review by the Board of Trustees. If the seller under the repurchase agreement defaults, the Fund may incur a loss if the value of the collateral securing the repurchase agreement has declined, and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the Fund may be delayed or limited.

INVESTMENT RESTRICTIONS

The Funds have adopted the following restrictions which are fundamental policies. These fundamental policies, as well as the investment objective of the Funds, cannot be changed without approval of the holders of a majority of the outstanding shares of the Fund. All percentage limitations expressed in the following investment restrictions are measured immediately after the relevant transaction is made.

RESTRICTIONS FOR BOTH FUNDS

The Funds may not:

 1   Enter into any repurchase agreement if, as a result, more than 10% of the
Fund's total assets would be subject to repurchase agreements maturing in more than seven days;

 2   Make loans to others except for the purchase of the debt securities listed above or entering into repurchase agreement listed above;

 3   Borrow money, except under the following circumstances:
     (a) A Fund may borrow an amount not in excess of 33 1/3% of the value of the Fund's total assets (calculated when the loan is made) from banks for temporary purposes to facilitate the orderly sale of portfolio securities to accommodate unusually heavy redemption requests, if they should occur. This borrowing provision is not intended for investment purposes, nor will the Funds purchase portfolio securities during periods of borrowings outstanding;

     (b) A Fund may borrow an amount equal to no more than 5% of the value of each of the Funds' total assets (calculated when the loan is made) for temporary, emergency purposes, or for the clearance of transactions, to provide the Investment Manager additional flexibility in the execution of routine daily transactions, and allow for more efficient cash management. This borrowing provision will not be used to leverage the funds or to borrow for extended periods of time.

 4   Act as underwriter except to the extent that in conjunction with the disposition of portfolio securities, the Fund may be deemed an underwriter under certain federal securities laws;

 5   Pledge more than 10% of its assets and then only to secure temporary borrowings from banks;

 6   Sell securities short or purchase securities restricted under federal securities laws;

 7   Write, purchase, or sell puts, calls, straddles, spreads or any combination thereof;

 8   Purchase or sell securities of other investment companies (except in connection with a merger, consolidation, acquisition or reorganization), real estate, real estate mortgage loans, commodities or futures contracts;

 9   Issue any senior securities;

10   Purchase securities on margin, but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities;

11   Purchase any illiquid or unmarketable securities;

12   Invest for the purpose of making short-term trading profits or for the purpose of exercising control of management or deal with the Trustees in the purchase and sale of securities.

RESTRICTIONS FOR TAX-FREE INCOME FUND ONLY

The Fund may not:

 1   Invest more than 20% of its assets in securities whose interest is subject to federal income taxes;

 2   Invest more than 5% of its total assets (excluding cash and cash items) in the securities of any one issuer, except the U. S. government, its agencies and instrumentalities;

 3   Invest 25% or more of the Fund's total assets in the securities of issuers in the same industry, except that the Fund may invest more than 25% of the value of its total assets in municipal bonds and obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities;

 4   Invest more than 5% of its total assets taken at cost in securities whose issuer or guarantor of principal and interest, including any predecessors, has been in operation for less than three years.

     The Funds have executed an undertaking to comply with the following requirements of Section 123.2 of the regulations of the State Securities Board of Texas, as long as shares of the Fund are offered for sale within the State of Texas.

 1   Section 123.2(3). Investments which are not readily marketable, including illiquid assets, are limited to 15% of average net assets of the Fund, at the time of purchase.

 2   Section 123.2(9). Investments in warrants, valued at the lower of cost or market, may not exceed 5.0% of the value of the Fund's net assets. Included within that amount, but not to exceed 2.0% of the value of the Fund's net assets, may be warrants which are not listed on the New York or American Stock Exchanges. Warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

 3   Section 123.2(10). Investments in oil, gas and other mineral leases, or arbitrage transactions are not permitted in the Fund.

TRUSTEES AND OFFICERS
OF THE TRUST

TRUSTEES AND OFFICERS
The principal occupation of the Trustees and Officers during the last five years and their affiliations are:

PETER F. FRENZER, Trustee, Chairman.*
One Nationwide Plaza, Columbus, Ohio.
Mr. Frenzer is President of Nationwide Life Insurance Company and Nationwide Corporation and Executive Vice President - Investments of the Nationwide Insurance Enterprise.

JOHN C. BRYANT, Trustee.
44 Faculty Place, Wilmington, Ohio.
Dr. Bryant is Executive Director of the Cincinnati Youth Collaborative. He was formerly Professor of Education, Wilmington College.

ROBERT M. DUNCAN, Trustee.
378 Bricker Hall, 190 North Oval Mall, Columbus, Ohio.
Mr. Duncan is Vice President--General Counsel of The Ohio State University. He was formerly a partner in the law firm of Jones, Day, Reavis & Pogue in Columbus, Ohio. He was formerly a U.S. District Court Judge, Southern District of Ohio.

THOMAS J. KERR, IV, Trustee.
1223-A Central Street, Evanston, Illinois.
Dr. Kerr is President of Kendall College. He was formerly President of Grant Hospital Development Foundation.

D. RICHARD MCFERSON*
One Nationwide Plaza, Columbus, Ohio
Mr. McFerson is President and Chief Executive Officer of the Nationwide Insurance Enterprise.


JAMES F. LAIRD, JR.,  Treasurer.
One Nationwide Plaza, Columbus, Ohio.
Mr. Laird is General Manager of Nationwide Financial Services, Inc., the Distributor and Investment Manager.

WILLIAM G. GOSLEE, Assistant Treasurer.
One Nationwide Plaza, Columbus, Ohio.
Mr. Goslee is Treasurer of Nationwide Financial Services, Inc., the Distributor and Investment Manager.


RAE I. MERCER, Secretary
One Nationwide Plaza, Columbus, Ohio.
Ms. Mercer is Corporate Secretary of Nationwide Financial Services, Inc., the Distributor and Investment Manager.

* A Trustee who is an "interested person" of the Fund as defined in the Investment Company Act of 1940.


The Trustees receive fees and reimbursement for expenses of attending Board meetings of the Trust. The Compensation Table to the right sets forth the total compensation to the Trustees from the Trust and from all funds in the Nationwide Fund Complex during the fiscal year ended October 31, 1995. Trust officers receive no compensation from the Trust in their capacity as officers.


                               COMPENSATION TABLE

                                                 Pension or
                                                 Retirement              Estimated
                        Aggregate                Benefits Accrued        Annual Benefits        Total Compensa-
Name of Person,         Compensation             as Part of Fund         Upon Retire-           tion from the
Position                from the Trust           Expenses                ment                   Fund Complex*

Peter F. Frenzer,
Chairman                   --0--                    --0--                    --0--                  --0--

John C. Bryant,
Trustee                   $5,500                    --0--                    --0--                $12,500

Robert M Duncan,
Trustee                   $5,500                    --0--                    --0--                $12,500

Thomas J. Kerr, IV,
Trustee                    5,500                    --0--                    --0--                $12,500

D. Richard McFerson,
Trustee                    --0--                    --0--                    --0--                  --0--


*The Fund Complex includes four Trusts comprised of fifteen investment company portfolios.


INVESTMENT MANAGEMENT
AGREEMENT

Under the terms of the Investment Management Agreement, Nationwide Financial Services, Inc., (NFS) manages the investment of the assets of the Funds in accordance with the policies and procedures established by the Trustees, administers and manages the affairs of the Trust and furnishes office facilities, equipment and personnel to the Funds. The Agreement also provides that NFS shall reimburse the Trust for the compensation of the Trustees who are "interested persons" of NFS.

         Each Fund pays the Investment Manager a fee based on its average daily net assets at the rate of .65% of the first $250 million of average daily net assets, .60% of the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million. The Funds also pays the custodial, transfer agents, federal and state share registrations, brokerage and legal fees; taxes; printing costs; and the compensation and expenses of the Trustees.

         Investment management fees will not be paid in full if such payment would result in total expenses of the Funds (excluding the distribution fee and taxes, other than payroll taxes, and brokerage commissions on portfolio transactions) exceeding limits prescribed by any state in which the Funds' shares are being offered for sale. The current applicable expense limitation is 2.5% of the first $30 million of the Funds' average annual net assets, 2.0% of the next $70 million of such assets and 1.5% of the remainder in excess of $100 million. During the fiscal years ended October 31, 1995, 1994, and 1993, the Investment Manager earned management fees for the Tax-Free Income Fund of $1,629,584, $1,642,067, and $1,378,829, respectively, and $248,765, $252,358, and $195,113 for the U.S. Government Income Fund. Neither the Investment Manager nor any company affiliated with it receives any brokerage commissions from the Funds.

         NFS is wholly-owned by Nationwide Life Insurance Company, which is wholly-owned by Nationwide Corporation, a holding company, which is wholly-owned by the Nationwide Insurance Enterprise.

DISTRIBUTION AGREEMENT

Nationwide Financial Services also acts as Distributor of the Funds' shares pursuant to the Distribution Agreement with the Funds. The Distributor pays commissions to salespersons, the cost of printing and mailing prospectuses to potential investors, and any sales promotional expenses incurred in connection with the distribution of Fund shares.

         The Distribution Agreement provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon not more than 60 days' nor less than 30 days' written notice.

         To compensate the Distributor for the services it provides and for the expenses it bears under the Distribution Agreement, the Funds have adopted a Plan of Distribution (the "Plan") under Rule 12b-1 under the Investment Company Act. Under the Plan, the Funds pays the Distributor compensation accrued daily and paid monthly at the annual rate of .35% of the average daily net assets of the Funds.

         For the Tax-Free Income Fund, these fees were waived from the inception of the Fund through February 28, 1990. For the period from March 1, 1990 through August 31, 1990 the Fund accrued distribution fees at the annual rate of .10% of average daily net assets. For the period from September 1, 1990 through October 31, 1995, the Fund accrued distribution fees at the annual rate of .20% of average daily net assets.


         During the fiscal years ended October 31, 1995, 1994, and 1993, the Tax-Free Income Fund accrued distribution fees totalling $878,689, $885,243, and $742,466, respectively, and $133,950, $135,885, and $105,061 for the U.S.
Government Income Fund. During the years ended October 31, 1995, 1994, and 1993, the Distributor waived Plan fees for the Tax-Free Income Fund totalling $376,581, $379,390, and $318,200, respectively, and $57,407, $58,236, and
$45,026 for the U.S. Government Income Fund.

         The Distributor also receives the proceeds of contingent deferred sales charges imposed on certain redemptions of shares (see "Contingent Deferred Sales Charge"). During the years ended October 31, 1995, 1994, and 1993, such charges for the Tax-Free Income Fund aggregated $234,339, $285,604, and $109,706, respectively, and $72,664, $72,305, and $24,776 for the U.S. Government Income Fund.


         Pursuant to the Plan, at least quarterly, the Distributor shall provide the Fund a written report for review by the Trustees of the amounts expended under the Plan and the purpose for which such expenditures were made.

         The Plan shall remain in effect until the earlier of one year after the respective date of execution or the first meeting of shareholders after the effective date of the Funds' prospectus. If approved at such meeting by a vote of a majority of the outstanding voting securities of the Fund, the Plan shall continue in effect thereafter, provided such continuance is approved annually by a vote of the Trustees of the Fund, including a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operation of the Plan, cast in person at a meeting called for the purpose of voting on such Plan. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Trustees who are not interested persons of the Fund and who have no direct or indirect financial interest in the operations of the Plan or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act) on not more than 60 days' written notice to any other party to the Plan. The Plan will automatically terminate in the event of its assignment (as defined in the Investment Company Act). The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. In the Trustees' review of the Plan, they will consider the continued appropriateness and the level of compensation provided therein. So long as the Plan is in effect, the election and nomination of Trustees who are not interested persons of the Fund shall be at the discretion of the Trustees who are not such interested persons.

PRICING OF SHARES


The net asset value per share of the Fund is determined once daily as of the close of the New York Stock Exchange (usually 4 P.M. Eastern Time) on days when the New York Stock Exchange is open or on any other day during which there is a sufficient degree of trading in the Funds' portfolio securities that the net asset value of the Fund is materially affected by changes in the value of portfolio securities. The Fund will not compute net asset value on customary national business holidays, including the following: Christmas, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, and Thanksgiving.

         The net asset value per share is calculated by adding the value of all securities and other assets of the Fund, deducting its liabilities, and dividing by the number of shares outstanding.

         Portfolio securities for which market quotations are readily available are valued at their bid quotations. Securities for which market quotations are not readily available are valued at fair value in accordance with procedures adopted by the Board of Trustees. Under these procedures the Fund values municipal securities on the basis of valuations provided by an independent pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments are valued at amortized cost, which approximates market value.

REDEMPTION OF SHARES
CONTINGENT DEFERRED
SALES CHARGE

A contingent deferred sales charge will be imposed on an investor's redemption which reduces the current value of the investor's shares in the Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of shares during the preceding five years. However, such a charge will be imposed only to the extent that the net asset value of the shares redeemed exceeds (a) the current net asset value of shares purchased more than five years prior to the redemption, plus (b) the current net asset value of shares purchased through reinvestment of dividends or distributions, plus (c) increases in the net asset value of the investor's shares above the total amount of payments for the purchase of shares made during the preceding five years. The amount of any contingent deferred sales charge will be paid to and retained by the Distributor.

         In determining the applicability of a contingent deferred sales charge to each redemption, the amount which represents an increase in the net asset value of the investor's shares above the amount of the total payments for the purchase of shares within the last five years will be deemed to be redeemed first. In the event that the redemption amount exceeds such increase in value, the next portion of the amount redeemed will be deemed to be the amount which represents the net asset value of the investor's shares purchased more than five years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions. Any portion of the amount redeemed which exceeds an amount representing both such increase in value and the value of shares purchased more than five years prior to the redemption and/or shares purchased through reinvestment of dividends or distributions will be subject to contingent deferred sales charge.

         The amount of the contingent deferred sales charge, if any, will vary depending on the number of months from the time of payment for the purchase of shares until the time of redemption of such shares. Solely for purposes of determining the number of months from the time of any payment for the purchases of shares, all payments during a month will be aggregated and deemed to have been made on the last day of the preceding month. The following table sets forth the rates of the contingent deferred sales charge:

Months since purchase     0-     13-    25-    37-     49-     61 &
payment was made          12     24     36     48      60      over

Contingent deferred
sales charge percentage   5%     4%     3%     2%      1%      none


         In determining the rate of any applicable contingent deferred sales charge, it will be assumed that a redemption is made of shares held by the investor for the longest period of time within the applicable 60-month period. This will result in any such charge being imposed at the lowest possible rate.

         Accordingly, shareholders may redeem, without incurring any contingent deferred sales charge, amounts equal to any net increase in the value of their shares above the amount of their purchase payments made within the past five years, and amounts equal to the current value of shares purchased through reinvestment of dividends or distributions. The contingent deferred sales charge will be imposed, in accordance with the table above, on any redemptions within five years of purchase which are in excess of these amounts. For federal income tax purposes, the amount of the contingent deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount recognized on the redemption or repurchase of shares.

         The contingent deferred sales charge will be waived in the case of a redemption following death or disability of a shareholder if the redemption is made within one year of death or initial determination of disability. The waiver is available for total or partial redemptions of shares owned by an individual or an individual jointly with his or her spouse, but only for redemptions of shares held at the time of death or initial determination of disability. The charge will also be waived on redemptions effected by: (i) shares held by other registered investment companies affiliated with Nationwide Financial Services, Inc., (ii) shares redeemed that were acquired as a result of a transfer of investments from the Nationwide Tax-Free Income Fund, U.S. Government Income Fund, Nationwide Growth Fund, Nationwide Fund, or Nationwide Bond Fund, (iii) shares redeemed by (a) any pension, profit-sharing or other employee benefit plan for the employees of NFS, any of its affiliated companies or investment advisory clients and their affiliates, (b) Trustees and retired Trustees of NIF and NIF II; directors, officers, full-time employees employed for not less than 90 days, sales representatives and their employees, and retired directors, officers, employees, and sales representatives, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any of the Nationwide Group of Insurance Companies or their affiliates, or any investment advisory clients of the Funds' advisor and their affiliates, (c) directors, officers and full-time employees, their spouses, children or immediate relatives, and immediate relatives of deceased employees (immediate relatives include mother, father, brothers, sisters, grandparents, grandchildren) of any sponsor group which may be affiliated with the Nationwide Group of Insurance Companies from time to time, which include but are not limited to Farmland Industries, Inc., Maryland Farm Bureau, Inc., Ohio Farm Bureau Federation, Inc., Pennsylvannia Farmers' Association, Ruralite Services, Inc., and Southern States Cooperative (d) any endowment or pension, profit sharing, or deferred compensation plan which is qualified under Section 401(a) of the Internal Revenue Code of 1986 as amended, dealing directly with the Distributor with no sales representative involved, at net asset value upon written assurance of the purchaser that the shares are acquired for investment purposes and will not be resold except to the Trust, and (e) any life insurance company separate account registered as a unit investment trust, (f) any qualified pension or profit sharing plan established by a Nationwide sales representative for himself/herself and his/her employees. The shareholder must notify the Funds' Transfer Agent either directly or indirectly or through the Distributor, at the time of redemption, that the shareholder is entitled to waiver of the contingent deferred sales charge.

         Redemptions of shares which were recently purchased may be delayed in order to permit a determination to be made that the purchase check will be honored. Such determination may be made upon the passage of a reasonable period of time (not to exceed 12 days) from the time of receipt of the check by Nationwide Investors Services, Inc.

FUND PERFORMANCE
ADVERTISING

The Funds may use historical performance in advertisements, sales literature, and the prospectus. Performance figures reflect the maximum 5% deferred sales charge, which decreases to zero at the end of year five. It also includes reinvestment of all dividends and capital gains distributions. Performance figures will include quotations of average annual (compound) total return for the most recent one, five, and ten-year periods (or, in this case, the life of the Fund). Average annual (compound) total return represents the rate required each year for an initial investment to equal the redeemable value at the end of the specified period.


Nationwide Tax-Free Income Fund
Average Annual (Compound) Total Returns
For Periods Ended October 31, 1995
(Reflect Maximum Sales Charges)

1 year             9.66%
5 year             7.83%
Life*              6.54%

* Life of the Tax-Free Income Fund since commencement of operations 3/17/86.

Nationwide U.S. Government Income Fund
Average Annual (Compound) Total Returns
For Periods Ended October 31, 1995
(Reflect Maximum Sales Charges)

1 year            11.47%
Life**             6.78%


**Life of the U.S. Government Income Fund since commencement of operations 2/28/92.

         The Funds may also choose to show nonstandard returns including total return and simple average total return, over various time periods based on lump-sum or periodic investments. Nonstandard returns may or may not reflect reinvestment of all dividends and capital gains.

         Total return represents the cumulative percentage change in the value of an investment over a time, calculated by subtracting the initial investment from the redeemable value and dividing the result by the amount of the initial investment. The simple average total return equals the total return (or cumulative total return) divided by the number of years in the period and, unlike average annual (compound) total return, does not reflect compounding.

Nationwide Tax-Free Income Fund
Total Returns
For Periods Ended October 31, 1995
(Reflect Maximum Sales Charges)

1 year           9.66%
5 year          45.81%
Life*           84.04%


Nationwide U.S. Government Income Fund
Total Returns
For Periods Ended October 31, 1995
(Reflect Maximum Sales Charges)

1 year           11.47%
Life**           27.22%


Nationwide Tax-Free Income Fund
Simple Average Total Returns
For Periods Ended October 31, 1995
(Reflect Maximum Sales Charges)

1 year             9.66%
5 year             9.16%
Life*              8.73%


Nationwide U.S. Government Income Fund
Simple Average Total Returns
For Periods Ended October 31, 1995
(Reflect Maximum Sales Charges)

1 year            11.47%
Life**             7.42%


         The Funds may also from time to time advertise a uniformly calculated yield quotation. This yield is calculated by dividing the net investment income per share earned during a 30-day base period by the maximum offering price per share on the last day of the 30-day period, assuming reinvestment of all dividends and distributions. This yield formula uses the average number of shares entitled to receive dividends, provides for semi-annual compounding of interest, and includes a modified market value method for determining amortization. The yield will fluctuate, and there can be no assurance that the yield quoted on any given occasion will remain in effect for any period of time. For the 30-day period ended October 31, 1995, the Tax-Free Income Fund's yield was 4.87% and the U.S. Government Income Fund's yield was 5.85%.

         Additionally, the Nationwide Tax-Free Income Fund may show tax-equivalent yield which is computed by dividing yield by one minus a stated income tax rate. The tax-equivalent yields for the 15%, 28%, 31%, 36%, and 39.6% federal tax rates are shown below:

Nationwide Tax-Free Income Fund
Tax Equivalent 30-Day Yields
For The Period Ended October 31, 1995

Tax Rate          Yield
15%               5.73%
28%               6.76%
31%               7.06%
36%               7.61%
39.6%             8.06%

SHAREHOLDERS' RIGHTS

No shareholder shall be subject to any personal liability whatsoever to any person in connection with Fund property or the acts, obligations or affairs of the Fund. No Trustee, officer, employee or agent of the Fund shall be subject to any personal liability whatsoever to any person, other than the Fund or its shareholders, in connection with Fund property or the affairs of the Fund, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard for his duty to such person; and all such persons shall look solely to the Fund property for satisfaction of claims of any nature arising in connection with the affairs of the Fund. If any shareholder of the Fund is made a party to any suit or proceeding to enforce any such liability, he shall not, on account thereof, be held to any personal liability. The Fund shall indemnify and hold each shareholder harmless from and against all claims and liabilities, to which such shareholder may become subject by reason of his being or having been a shareholder, and shall reimburse such shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability. Such rights accruing to a shareholder shall not exclude any other right to which such shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Fund to indemnify or reimburse a shareholder in any appropriate situation even though not specifically provided herein.

CUSTODIAN

The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, is the Custodian for the Funds and makes all receipts and disbursements under a Custodian agreement. The Custodian performs no managerial or policymaking functions of the Fund.

TRANSFER AGENT AND
DIVIDEND DISBURSEMENT


Nationwide Investors Services, Inc. (NIS) is the Transfer and Dividend Disbursing Agent for all Nationwide Funds. NIS, a wholly-owned subsidiary of Nationwide Financial Services, Inc. received fees for transfer agent services during the fiscal year ended October 31, 1995 of $163,259 from the Nationwide Tax-Free Income Fund and $40,489 from the Nationwide U. S. Government Income Fund. Management believes the charges for the services performed are comparable to fees charged by other companies performing similar services.


BROKERAGE ALLOCATION

There is no commitment to place orders with any particular broker/dealer or group of broker/dealers. Orders for the purchases and sales of portfolio securities of the Funds are placed where, in the judgment of the Investment Manager, the best executions can be obtained. None of the firms with whom orders are placed are engaged in the sale of shares of the Funds. In allocating orders among brokers for execution on an agency basis, in addition to price considerations, the usefulness of the brokers' overall services is also considered. Services provided by brokerage firms include efficient handling of orders, useful analyses of corporations, industries and the economy, statistical reports and other related services for which no charge is made by the broker over and above negotiated brokerage commissions. The Fund and the Investment Manager believe that these services and information, which in many cases would be otherwise unavailable to the Investment Manager, are of significant value to the Investment Manager, but it is not possible to place an exact dollar value thereon. The Investment Manager does not believe that the receipt of such services and information tends to reduce materially the Investment Manager's expense.

         No formula, method or criteria other than as stated above was used in the allocation of orders among any such firms. In the case of securities traded in the over-the-counter market, the Funds normally deal with the market makers for such securities unless better prices can be obtained through brokers.

TAX STATUS

FEDERAL TAXES--The Funds intend to qualify for treatment under subchapter M of the Internal Revenue Code of 1986, as amended, and, therefore, must distribute substantially all of its net investment income and capital gains to shareholders annually. In general, if a Fund distributes all of its net investment income, it is not required to pay any federal income taxes. In addition to federal income tax, if a Fund fails to distribute the required portion of such investment income or capital gains in any year, it will be subject to a non-deductible 4% excise tax on the amount which it has failed to distribute. The Funds intend to make distributions in amounts sufficient to avoid the imposition of this excise tax.

         Dividends paid by the Tax-Free Income Fund will be exempt from federal income tax to the extent that the income of the Fund is derived from bonds which qualify for such exemption. Some portion of the income from the Tax-Free Income Fund may be taxable annually. The taxable portion of each distribution will be based on the ratio, each year, between the Fund's taxable income and total income. Such ratio shall be determined within 60 days following the close of the taxable year. The annual ratio may differ significantly from the ratio for the period actually covered by each distribution.

         Dividends paid by the Nationwide U.S. Government Income Fund are taxable as income to the shareholder for federal income tax purposes. For corporate shareholders, the appropriate portion of each year's distribution is eligible for the corporate dividend received deduction.

         Under current tax law as of February 29, 1996, net long-term capital gains, if any, realized by the Funds are generally taxable to the shareholder at the same tax rate as ordinary income, but in no event may the tax rate on such gains exceed 28% for individuals or 35% for a corporation.

         Shareholders not subject to tax on their income will not have to pay tax on amounts distributed to them.

         The Funds will annually report to each shareholder that shareholder's portion of the net income and capital gain of the Funds for inclusion in the shareholder's income.

         Individual and corporate shareholders may be subject to the Alternative Minimum Tax ("AMT") if their Alternative Minimum Taxable Income ("AMTI") exceeds the exemption amounts set forth in Section 55 of the Code. The AMT, at rates as high as 28% for individuals and 20% for corporations, is reduced by the regular tax due for the year. AMTI is the taxpayer's taxable income for the year for regular tax purposes, increased by the tax preferences described in Section 57 of the Code and adjusted as described in Section 56 of the Code. Preferences include interest from Specified Private Activity Bonds, a type of state or local government bond described in Section 57 (a) (5) (C) of the Code. Bonds of this type may be held for one or more of the Funds from time to time.

         A shareholder may be subject to federal backup withholding at a rate of 31% of each distribution if the shareholder fails to certify that the taxpayer identification number given is correct and that the shareholder is not subject to such withholding because of underreporting of income (or if the Internal Revenue Service gives notice that such certifications are not accurate).

         STATE AND LOCAL TAXES--Distributions to shareholders of the Funds may be subject to state and local taxes, even if not subject to federal income taxes. These laws vary, and you are advised to consult a tax adviser regarding such taxes.

                      STATEMENTS OF ASSETS AND LIABILITIES
                           Year Ended October 31, 1995

                                                                 NATIONWIDE(R)         NATIONWIDE(R)
                                                                   TAX-FREE            U.S. GOV'T
                                                                 INCOME FUND           INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments in securities, at value (cost $443,788,910,         258,600,418            39,693,331
  $550,074,584, $126,868,177, $246,442,310,
  $38,895,802, and $604,306,639, respectively)
---------------------------------------------------------------------------------------------------------------------------
Cash                                                                812,050                    --
---------------------------------------------------------------------------------------------------------------------------
Accrued interest and dividends receivable                         4,926,872               250,276
---------------------------------------------------------------------------------------------------------------------------
Receivable for Fund shares sold                                     206,404                 7,674
---------------------------------------------------------------------------------------------------------------------------
Receivable for investment securities sold                                --                60,989
---------------------------------------------------------------------------------------------------------------------------
    Total assets                                                264,545,744            40,012,270
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Payable for investment securities purchased                       1,075,950                    --
---------------------------------------------------------------------------------------------------------------------------
Net payable for Fund shares redeemed                                412,007               146,292
---------------------------------------------------------------------------------------------------------------------------
Sales charge payable                                                  3,306                    --
---------------------------------------------------------------------------------------------------------------------------
Accrued management fees (note 2)                                    143,476                21,789
---------------------------------------------------------------------------------------------------------------------------
Accrued transfer agent fees (note 2)                                 26,492                 3,224
---------------------------------------------------------------------------------------------------------------------------
Accrued distribution fees (note 2)                                   43,633                 6,704
---------------------------------------------------------------------------------------------------------------------------
Distribution payable                                                320,784                47,875
---------------------------------------------------------------------------------------------------------------------------
Other accrued expenses                                               36,493                 9,416
---------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                             2,062,141               235,300
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      262,483,603            39,776,970
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
REPRESENTED BY:
Capital Shares, $1 par value outstanding                         25,690,778             3,930,076
---------------------------------------------------------------------------------------------------------------------------
Capital paid in excess of par value                             229,936,563            35,485,445
---------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation                                      12,158,108               797,529
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss)               (5,307,081)             (436,080)
---------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of)
    net investment income                                             5,235                    --
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                      262,483,603            39,776,970
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
Shares outstanding (unlimited number of shares authorized)       25,690,778             3,930,076
---------------------------------------------------------------------------------------------------------------------------
Net assets per share                                                  10.22                 10.12
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                            STATEMENTS OF OPERATIONS
                           Year Ended October 31, 1995


                                                                           NATIONWIDE(R)         NATIONWIDE(R)
                                                                            TAX-FREE              U.S. GOV'T
                                                                           INCOME FUND           INCOME FUND
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
---------------------------------------------------------------------------------------------------------------------------
Income:
---------------------------------------------------------------------------------------------------------------------------
Interest                                                                    15,520,660             2,678,439
---------------------------------------------------------------------------------------------------------------------------
     Total income                                                           15,520,660             2,678,439
---------------------------------------------------------------------------------------------------------------------------
Expenses (note 2):
---------------------------------------------------------------------------------------------------------------------------
  Investment management fees                                                 1,629,584               248,765
---------------------------------------------------------------------------------------------------------------------------
  Distribution fees                                                            878,689               133,950
---------------------------------------------------------------------------------------------------------------------------
  Transfer agent fees                                                          163,259                40,489
---------------------------------------------------------------------------------------------------------------------------
  Shareholders' reports                                                         69,661                20,889
---------------------------------------------------------------------------------------------------------------------------
  Registration fees                                                             21,958                13,494
---------------------------------------------------------------------------------------------------------------------------
  Professional services                                                         29,926                 4,374
---------------------------------------------------------------------------------------------------------------------------
  Custodian fees                                                                30,000                 4,750
---------------------------------------------------------------------------------------------------------------------------
  Trustees' fees and expenses                                                    2,704                   409
---------------------------------------------------------------------------------------------------------------------------
  Other                                                                         11,142                 2,177
---------------------------------------------------------------------------------------------------------------------------
     Total expenses before waived expenses                                   2,836,923               469,297
---------------------------------------------------------------------------------------------------------------------------
     Total waived expenses                                                    (376,581)              (57,407)
---------------------------------------------------------------------------------------------------------------------------
          Net expenses                                                       2,460,342               411,890
---------------------------------------------------------------------------------------------------------------------------
         Net investment income                                              13,060,318             2,266,549
---------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS:

      Net realized gain (loss) on investments (note 3)                      (3,951,178)               70,730
---------------------------------------------------------------------------------------------------------------------------
      Net change in unrealized appreciation (depreciation)                  24,981,359             3,505,345
---------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss) on investments                21,030,181             3,576,075
---------------------------------------------------------------------------------------------------------------------------
      Net increase in net assets resulting from operations                  34,090,499             5,842,624
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                      NATIONWIDE(R)                     NATIONWIDE(R)
                                                                 TAX-FREE INCOME FUND               U.S. GOV'T INCOME FUND
                                                                ==========================        ===========================
                                                                Year  ended    Year ended         Year  ended     Year ended
                                                                October 31,    October 31,         October 31,    October 31,
                                                                    1995          1994                 1995          1994
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
----------------------------------------------------------------------------------------------------------------------------------
Operations:
  Net investment income                                        $   13,060,318     12,693,760          2,266,549      2,181,294
  Net realized gain (loss) on investments                          (3,951,178)    (1,355,903)            70,730       (506,810)
  Net change in unrealized appreciation
      or depreciation of investments                               24,981,359    (34,497,354)         3,505,345     (3,400,389)
----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
          from operations                                          34,090,499    (23,159,497)         5,842,624     (1,725,905)
----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income                                           (13,407,484)   (12,754,708)        (2,266,549)    (2,213,397)
  Net realized gain from investment transactions                           --     (2,730,484)                --       (290,611)
  Paid in capital                                                          --             --            (14,726)            --
----------------------------------------------------------------------------------------------------------------------------------
      Decrease in net assets from distributions                   (13,407,484)   (15,485,192)        (2,281,275)    (2,504,008)
            to shareholders
----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions:
  Net proceeds from sale of shares                                 18,662,663     43,480,776          3,165,132      8,821,355
  Net asset value of shares issued to shareholders
      from reinvestment of dividends and distributions             10,382,144     10,818,456          1,830,091      1,705,923
  Cost of shares redeemed                                         (28,340,872)   (27,599,621)        (6,528,260)    (7,000,815)
   Increase (decrease) in net assets derived                          703,935     26,699,611         (1,533,037)     3,526,463
      from capital share transactions
----------------------------------------------------------------------------------------------------------------------------------
  NET INCREASE (DECREASE) IN NET ASSETS                            21,386,950    (11,945,078)         2,028,312       (703,450)
  NET ASSETS--BEGINNING OF PERIOD                                 241,096,653    253,041,731         37,748,658     38,452,108
  NET ASSETS--END OF PERIOD                                    $  262,483,603    241,096,653         39,776,970     37,748,658
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  Undistributed net realized gain (loss) on investments
      included in net assets at end of period  (note 1)        $   (5,307,081)    (1,355,903)          (436,080)      (506,810)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  Undistributed (distributions in excess of) net investment
      income included in net assets at end of period (note 1)         $5,235        352,401                 --        (35,184)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
  Shares sold                                                       1,898,854      4,201,850            326,609        893,369
----------------------------------------------------------------------------------------------------------------------------------
  Shares issued to shareholders from reinvest-
      ment of dividends and distributions                           1,056,582      1,052,029            189,664        174,751
----------------------------------------------------------------------------------------------------------------------------------
  Shares redeemed                                                  (2,901,957)    (2,727,527)          (681,184)      (720,169)
      Net increase (decrease) in number of shares                      53,479      2,526,352           (164,911)       347,951
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.

                         NATIONWIDE TAX-FREE INCOME FUND
                   Statement of Investments - October 31, 1995

-------------------------------------------------------------------------------------------------
PRINCIPAL                      SECURITY                                            VALUE (NOTE 1)
-------------------------------------------------------------------------------------------------

             LONG-TERM MUNICIPAL SECURITIES - (98.5%)
             ALABAMA (3.3%)
             Birmingham, Alabama General Obligation  Refunding
$2,500,000      Revenue, Series 1992 B, 6.25%, 2016.............................     $2,587,500
             Birmingham, Alabama Water Works & Sewer Board Refunding
 2,480,000      Revenue, Series 1992, 6.125%, 2012..............................      2,582,300
             Huntsville, Alabama General Obligation Limited Tax
 3,500,000      Warrants, Series 1992 A, 6.00%, 2012............................      3,600,625
                                                                                     ----------
                                                                                      8,770,425
                                                                                     ----------
             ARIZONA (3.0%)
             Salt River Project, Agricultural Improvement & Power
                District, Arizona Electric System Revenue Bonds,
 5,100,000      Series 1992 C, 6.00%, 2016......................................      5,195,625
             Salt River Project, Agricultural Improvement & Power
                District, Arizona Electric System Revenue Bonds,
 2,500,000      Series 1992 C, 6.20%, 2012......................................      2,603,125
                                                                                     ----------
                                                                                      7,798,750
                                                                                     ----------
             COLORADO (0.4%)
             Colorado Housing Finance Authority Single-Family
                Housing Revenue Refunding Bonds,
 1,000,000      Series 1991-A, 7.15%, 2014......................................      1,046,250
                                                                                     ----------
             CONNECTICUT (2.0%)
             Connecticut Housing Finance Authority
                Housing Mortgage Finance Program Bonds,
 5,000,000      Series 1992-B, 6.70%, 2012......................................      5,281,250
                                                                                     ----------
             FLORIDA (2.5%)
             Florida Municipal Power Agency, Stanton II Project Revenue
 1,880,000      Bonds, Series 1992, 6.50%, 2020.................................      2,122,050
             Florida State Full Faith and Credit Capital Outlay
 1,550,000      Bonds, Series 1991 A, 6.75%, 2012...............................      1,728,250
             Jacksonville, Florida Electric Authority Bulk Power
                Revenue Bonds, (Scherer 4 Project, Issue One,
 2,400,000      Series 1991-A), 7.00%, 2012.....................................      2,709,000
                                                                                     ----------
                                                                                      6,559,300
                                                                                     ----------
             GEORGIA (5.0%)
             Atlanta, Georgia General Obligation School Improvement
 1,805,000      Bonds, Series 1993, 5.60%, 2018.................................      1,777,925
             Dekalb County, Georgia General Obligation Refunding
 2,710,000      Bonds, 6.00%, 2012..............................................      2,831,950
             Georgia General Obligation Refunding Revenue Bonds,
 2,500,000      Series 1993 D, 6.50%, 2008......................................      2,825,000
             Georgia Municipal Electric Authority Power Revenue
 1,600,000      Bonds, Series T, 6.50%, 2025....................................      1,618,000
             Georgia Municipal Electric Authority Power Revenue
 2,750,000      Bonds, Series 1991-V, 6.60%, 2018...............................      2,976,875
             Georgia Residential Financial Authority Revenue Bonds,
 1,005,000      Series A, 7.50%, 2017...........................................      1,062,788
                                                                                     ----------
                                                                                     13,092,538
                                                                                     ----------
             ILLINOIS (7.9%)
             Chicago, Illinois General Airport Revenue Refunding Bonds,
                Series 1993-A (Chicago-O'Hare International Airport),
 3,000,000      5.00%, 2016.....................................................      2,696,250
             Illinois Educational Facility Authority Revenue, Series
 2,185,000      1991-A, Loyola University, 7.125%, 2021.........................      2,419,888
             Illinois State Build Illinois Bonds Sales Tax Revenue,
 7,500,000      Series O, 6.00%, 2018...........................................      7,593,750
             Illinois State Build Illinois Bonds Sales Tax Revenue,
 2,500,000      Series V, 6.375%, 2017..........................................      2,653,125
             Illinois State General Obligation Bonds,
 3,000,000      Series of March 1994, 5.80%, 2019...............................      2,958,750
             Illinois State General Obligation Bonds,
 1,350,000      Series of July 1995, 5.75%, 2016................................      1,343,250
             Palatine, Illinois Corporate Purpose General Obligation
 1,000,000      Bonds, Series 1985, 9.90%, 2016.................................      1,210,000
                                                                                     ----------
                                                                                     20,875,013
                                                                                     ----------
             INDIANA (2.8%)
             Indiana State Toll Road Commission East-West Toll Road
 5,335,000      Revenue Bonds, Series 1980, 9.00%, 2015.........................      7,322,288
                                                                                     ----------
             MAINE (0.4%)
             Maine Municipal Bond Bank General Obligation,
 1,000,000      Series 1988 A, 7.70%, 2008......................................      1,118,750
                                                                                     ----------
             MARYLAND (2.5%)
             Baltimore County, Maryland General Obligation
                Pension Funding Bonds, Refunding
$3,200,000      Series 1991, 6.70%, 2016........................................      3,420,000
             Howard County, Maryland Public Improvement
                General Obligation Unlimited Tax,
 1,000,000      Series 1994 A, 6.00%, 2014......................................      1,027,500
             Montgomery County, Maryland Consolidated Public
 1,700,000      Improvement Bonds, Series 1984, 9.75%, 2001.....................      2,135,625
                                                                                     ----------
                                                                                      6,583,125
                                                                                     ----------
             MASSACHUSETTS (4.9%)
             Massachusetts Bay Transportation Authority, General
                Transportation System Bonds, Series 1991 A,
 2,600,000      7.00%, 2011.....................................................     $2,944,500
             Massachusetts State General Obligation Bonds Consolidated
 3,775,000      Loan, Series 1992-B, 6.50%, 2013................................      4,034,531

             Massachusetts State General Obligation Bonds Consolidated
 2,250,000      Loan, Series 1993-B, 4.875%, 2013...............................      2,055,938

             Massachusetts Water Resources Authority General Revenue Bonds,
 4,000,000      Series 1992A, 5.50%, 2022.......................................      3,800,000
                                                                                     ----------
                                                                                     12,834,969
                                                                                     ----------
             MICHIGAN (1.5%)
             Michigan State General Obligation Bonds, Environmental
 3,500,000      Protection Program, Series 1992, 6.25%, 2012....................      3,828,125
                                                                                     ----------
             MINNESOTA (1.6%)
             Minnesota State Housing Finance Agency Single Family
                Mortgage Revenue Bonds,
 4,000,000      Series 1994 K, 6.40%, 2015......................................      4,135,000
                                                                                     ----------
             MISSOURI (1.2%)
             Kansas City, Missouri Water Works & Sewer Board
 1,000,000      Refunding Revenue, Series 1994-D, 6.55%, 2012...................      1,085,000
             Missouri State Environmental Improvement & Energy
                Resources Authority Water Pollution Control Revenue
 2,000,000      Bonds, 6.55%, 2014..............................................      2,147,500
                                                                                     ----------
                                                                                      3,232,500
                                                                                     ----------
             NEBRASKA (2.0%)
             Nebraska Public Power District Power Supply System
 5,000,000      Revenue Bonds, Series 1993, 6.125%, 2015........................      5,137,500
                                                                                     ----------
             NEW YORK (0.4%)
             New York Local Government Assistance Corporation,
 1,000,000      Series 1991-B, 7.50%, 2020......................................      1,161,250
                                                                                     ----------
             NORTH CAROLINA (3.7%)
             Charlotte-Mecklenburg Hospital Authority, North Carolina
                Health Care System Revenue Bonds,
 1,035,000      Series 1992, 6.00%, 2022........................................      1,042,762
             North Carolina Housing Finance Agency Single Family
 2,350,000      Revenue Bonds, Series AA, 6.25%, 2017...........................      2,397,000
             North Carolina Housing Finance Agency Single Family
 2,085,000      Revenue Bonds, Series J, 7.40%, 2022............................      2,173,613
             North Carolina Housing Finance Agency Single Family
 1,910,000      Revenue Bonds, Series N, 7.40%, 2028............................      2,003,112
             North Carolina Medical Care Commission Hospital Revenue
                Refunding Bonds, Series 1992 A (North Carolina Baptist
 2,000,000      Hospitals Project), 6.375%, 2014................................      2,085,000
                                                                                     ----------
                                                                                      9,701,487
                                                                                     ----------
             OHIO (0.9%)
             Columbus, Ohio Water Works & Sewer Board Refunding
 1,000,000      Revenue, Series 1991, 6.375%, 2010.............................       1,062,500
             Ohio State Full Faith & Credit General Obligation
                Infrastructure Improvement & Refunding Bonds,
 1,395,000      Series 1994, 4.80%, 2013.......................................       1,295,606
                                                                                     ----------
                                                                                      2,358,106
                                                                                     ----------
             PENNSYLVANIA (2.9%)
             Pennsylvania Housing Finance Agency Rental
                Housing Refunding Revenue Bonds,
 4,055,000      Issue 1992, 6.40%, 2012.........................................      4,125,962
             Pennsylvania Housing Finance Agency Rental
                Housing Refunding Revenue Bonds,
 1,500,000      Issue 1992, 6.25%, 2007.........................................      1,546,875



                                                                     (continued)

                   Statement of Investments - October 31, 1995



----------------------------------------------------------------------------------------------
PRINCIPAL                      SECURITY                                         VALUE (NOTE 1)
----------------------------------------------------------------------------------------------

              Pennsylvania State Turnpike Commission Oil
 2,000,000       Franchise Tax Revenue, Series A, 6.00%, 2014..............         2,045,000
                                                                                 ------------
                                                                                    7,717,837
                                                                                 ------------
              SOUTH CAROLINA (4.7%)
              Charleston, South Carolina Waterworks & Sewer System
                 Refunding & Capital Improvement Revenue Bonds,
 6,980,000       Series 1991, 6.00%, 2018..................................         7,128,325
              South Carolina State Housing Finance & Development
                 Authority Multi-Family Development Revenue Refunding,
 1,500,000       Series 1992-A, 6.875%, 2023...............................         1,554,375
              South Carolina State Housing Finance & Development
                 Authority Homeownership Mortgage Purchase Bonds,
 2,075,000       Series 1994 A, 6.375%, 2016...............................         2,106,125
              Spartanburg, South Carolina Water System
                 Improvement & Refunding Revenue Bonds,
 1,500,000       Series 1992, 6.25%, 2017..................................         1,561,875
                                                                                 ------------
                                                                                   12,350,700
                                                                                 ------------
              TENNESSEE (1.4%)
              Nashville & Davidson County, Tennessee General
                 Obligation Multi-purpose Improvement Bonds,
 1,000,000       Series 1994, 6.125%, 2014.................................         1,040,000
              Nashville & Davidson County, Tennessee Health &
                 Educational Facilities Revenue Bonds, Series 1979,
 1,500,000       7.875%, 2004..............................................         1,685,625
              Shelby County, Tennessee General Obligation
$1,000,000    School Bonds, Series 1994 B, 6.00%, 2014.....................      $  1,025,000
                                                                                 ------------
                                                                                    3,750,625
                                                                                 ------------
              TEXAS (21.3%)
              Bexar County, Texas Combination Tax and Revenue
 5,000,000       Certificates, Series 1992, 6.20%, 2012....................         5,168,750
              Grand Prairie Independent School District, Texas
                 Unlimited Tax School Building Bonds,
 1,075,000       Series 1992, 6.50%, 2011..................................         1,159,750
              Harris County, Texas Detention Facility Certificates,
 1,000,000       Series 1992, 6.00%, 2010..................................         1,068,750
              Harris County, Texas General Obligation Tax and Revenue
 3,500,000       Certificates, Series 1994, 6.10%, 2013....................         3,626,875
              Harris County, Texas Toll Road Revenue, Series 1992 A,
 1,835,000       6.50%, 2011...............................................         1,958,862
              Houston, Texas General Obligation Public Improvement
 5,435,000       Unrefunded, Series C, 6.25%, 2012.........................         5,638,813
              Houston, Texas Water & Sewer Junior Lien Revenue
 7,720,000       Refunding, Series 1991-C, 6.375%, 2017....................         8,067,400
              Irving, Texas Independent School District Unlimited Tax
                 School Building Bonds, Series 1991-C-Permanent School
 1,215,000       Fund, 5.25%, 2009.........................................         1,196,775
              Lower Colorado River Authority Texas Junior Lien Refunding
 3,390,000       Revenue Bonds, Series 1992, 6.00%, 2017...................         3,436,612
              San Antonio, Texas Electric & Gas Systems
                 Revenue  Refunding Bonds,
 2,700,000       New Series 1989-B, 6.50%, 2012............................         2,828,250
              San Antonio, Texas General Improvement Refunding Bonds,
 5,000,000       Series 1992, 5.75%, 2013..................................         5,031,250
              Texas State Water Development Bonds,
 3,175,000       Series 1994, 6.90%, 2017..................................         3,500,438
              Texas Water Resources Finance Authority Revenue Bonds,
 1,490,000       Series 1989, 7.625%, 2008.................................         1,629,688
              University of Texas Revenue Financing System,
 2,750,000       Series 1991-B, 6.75%, 2013................................         2,966,562
              University of Texas Revenue Financing System,
 2,000,000       Series 1991, 6.50%, 2011..................................         2,130,000
              University of Texas System Permanent University Fund
 2,000,000       Bonds, Series 1992B, 6.25%, 2013..........................         2,067,500
              Weatherford, Texas Independent School District Unlimited
                 Tax School Building and Refunding Bonds,
 3,000,000       Series 1994, 6.50%, 2015..................................         3,195,000
              Weatherford, Texas Independent School District Unlimited
                 Tax School Building and Refunding Bonds,
 1,090,000       Series 1994, 6.40%, 2012..................................         1,162,212
                                                                                 ------------
                                                                                   55,833,487
                                                                                 ------------
              UTAH (2.0%)
              Intermountain Power Agency, Utah Power Supply Revenue
$5,580,000       Refunding Bonds, Series 1993-A, 5.50%, 2020...............         5,328,900
                                                                                 ------------
              VIRGINIA (11.8%)
              Fairfax County, Virginia Water Authority Water Refunding
 1,500,000       Revenue Series 1992, 6.00%, 2022..........................         1,530,000
              Henrico County, Virginia Water and Sewer System Refunding
 4,250,000       Revenue Bonds, Series 1994, 5.875%, 2014..................         4,313,750
              Newport News, Virginia General Improvement Bonds,
 1,985,000       Series 1993 E, 5.20%, 2013................................         1,905,600
              Richmond, Virginia General Obligation Public
                 Improvement Refunding Bonds, Series 1991-B,
 8,000,000       6.25%, 2018...............................................      $  8,140,000
              Virginia Housing Development Authority Commonwealth
 2,150,000       Mortgage Bonds, Series 1993 H, 5.25%, 2023................         1,943,062
              Virginia Housing Development Authority Commonwealth
                 Mortgage Bonds, Series 1992 C Subseries C-7,
 2,000,000       6.30%, 2015...............................................         2,037,500
              Virginia Housing Development Authority
                 Commonwealth Mortgage Bonds, 1995 Series B,
 1,000,000       Subseries B-3, 6.35%, 2015................................         1,020,000
              Virginia Housing Development Authority Commonwealth
 5,500,000       Mortgage Bonds, Series 1992 A, 7.10%, 2022................         5,809,375
              Virginia Housing Development Authority Commonwealth
                 Mortgage Bonds, Series 1995-D, Subseries D-1,
 1,080,000       5.95%, 2013*..............................................         1,080,000
              Virginia Housing Development Authority Commonwealth
                 Mortgage Bonds, Series B, Subseries B-2,
 1,000,000       6.50%, 2010...............................................         1,068,750
              Virginia Public School Authority School Financing Bonds
 2,000,000       (1991 Resolution), Series 1994 A, 6.20%, 2013.............         2,095,000
                                                                                 ------------
                                                                                   30,943,037
                                                                                 ------------
              WASHINGTON (5.9%)
              Seattle, Washington Metropolitan General Obligation Bonds,
 2,950,000       Series 1991, 6.875%, 2020.................................         3,045,875
              Seattle, Washington Municipal Light and Power Refunding
 1,500,000       Revenue Bonds, Series 1992 B, 5.75%, 2010.................         1,533,750
              Washington State General Obligation, Series 1992 A and
 8,635,000       AT-6, 5.75%, 2017.........................................         8,591,825
              Washington State General Obligation Unlimited Tax,
 2,155,000       Series DD-14 and B, 6.00%, 2015...........................         2,184,631
                                                                                 ------------
                                                                                   15,356,081
                                                                                 ------------
              WISCONSIN (2.5%)
              Wisconsin State General Obligation, Series 1992-A,
 2,000,000       6.30%, 2011...............................................         2,182,500
              Wisconsin State General Obligation Bonds, Series 1994 A,
 2,000,000       5.00%, 2014...............................................         1,860,000
              Wisconsin State Transportation Revenue Bonds, Series A,
 2,500,000       5.50%, 2012...............................................         2,440,625
                                                                                 ------------
                                                                                    6,483,125
                                                                                 ------------
                 Total municipal securities
                 (cost $246,442,310).......................................      $258,600,418
                                                                                 ============




Cost also represents cost for Federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.

*When-issued security. The Statement of Additional Information states this type of security has a longer settlement period than is customary. The Tax-Free Fund has committed high quality debt securities to equal the amount required for settlement.

See accompanying notes to financial statements.

                     NATIONWIDE U.S. GOVERNMENT INCOME FUND
                   Statement of Investments - October 31, 1995



----------------------------------------------------------------------------------
PRINCIPAL                   SECURITY                                VALUE (NOTE 1)
----------------------------------------------------------------------------------
              MORTGAGE BACKED SECURITIES (74.3%)
              FHLMC REMIC Series 1462, Class PT,
$5,000,000       7.50%, 2003......................................   $ 5,182,895
              FHLMC REMIC Series 1313, Class G,
 3,000,000       7.25%, 2007......................................     3,065,817
              FHLMC REMIC Series 1344, Class D,
 4,000,000       6.00%, 2007......................................     3,757,476
              FHLMC REMIC Series 31, Class E,
 3,437,917       7.55%, 2020......................................     3,514,373
              FNMA REMIC Series 1992-126, Class VB,
 1,500,000       8.00%, 2002......................................     1,570,243
              FNMA REMIC Series 1992-151, Class H,
 4,000,000       6.00%, 2007......................................     3,799,036
              FNMA REMIC Series 1988-25, Class B,
 547,340         9.25%, 2018......................................       571,324
              FNMA REMIC Series 1990-7, Class B,
 3,000,000       8.50%, 2020......................................     3,122,517
              FNMA REMIC Series 1993-203, Class PJ,
 5,000,000       6.50%, 2023......................................     4,971,845
                                                                     -----------
                     Total mortgage backed securities
                 (cost $29,076,198)...............................    29,555,526
                                                                     -----------
              U.S. GOVERNMENT AND AGENCY
              LONG-TERM OBLIGATIONS (19.3%)
              Federal Home Loan Banks
 1,000,000       7.08%, 2000......................................     1,006,146
 4,000,000       6.36%, 2001......................................     4,043,172
              Federal Home Loan Mortgage Corp.
 1,000,000       6.31%, 2004......................................       977,190
              Federal National Mortgage Association
 1,000,000       7.05%, 2000......................................     1,010,659
              Resolution Funding STRIPS,
 2,000,000       0.00%, 2013......................................       620,638
                                                                     -----------
                     Total U.S. government and agency
                     long-term obligations
                 (cost $7,339,604)................................     7,657,805
                                                                     -----------
              REPURCHASE AGREEMENT (6.2%)
              Prudential Securities
                 5.75%, due 11/1/95, Collateralized by
                 $2,670,000 U.S. Treasury Bills, due 10/17/96
                 market value - $2,536,126
 2,480,000           (cost $2,480,000)............................     2,480,000
                                                                     -----------
                     Total investments
                 (cost $38,895,802)...............................   $39,693,331
                                                                     ===========




Cost also represents cost for Federal income tax purposes. Portfolio holding percentages represent market value as a percentage of net assets.

See accompanying notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

October 31, 1995--
SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

1   Nationwide Investing Foundation II (NIF-II) is a diversified, open-end investment company. NIF-II was created under the laws of Massachusetts as a Massachusetts Business Trust on October 5, 1985. The Trust, which is registered under the Investment Company Act of 1940, as amended, offer shares in two separate mutual funds.

SECURITY VALUATION

(a) Tax-Free Income and U.S. Government Income Funds Securities traded on a national securities exchange are valued at closing prices. Listed securities for which no sale was reported on the valuation date are valued at quoted bid prices or fair market, procedures authorized by the Board of Trustees. Short-term securities are valued at amortized cost, which approximates market.

FEDERAL INCOME TAXES

NIF-II qualifies as a regulated investment company under the Internal Revenue Code during the periods covered by the accompanying statements. No provision has been made for federal income taxes as it is the intention to continue such qualification and to distribute all taxable income to shareholders. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders but will be retained by the Trust. Each fund within the Trust is treated as a separate entity.

As of October 31, 1995, the Tax-Free Income Fund had a net capital loss carry forward in the amount of $5,307,081 which will expire within 7 to 8 years.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date; interest income is recorded on an accrual basis and includes, where applicable, the pro rata or constant yield amortization of premium or discount.

DIVIDENDS TO SHAREHOLDERS

The Tax-Free Income and U.S. Government Income Funds declare income dividends daily and pay dividends monthly from the sum of net investment income.

Distributable net realized capital gains are declared and distributed at least annually for all funds.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA Statement of Position 93-2, permanent differences are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in capital. Accordingly, undistributed net investment income and paid-in capital as of October 31, 1995, have been adjusted by the following amounts:

                             Undistributed Net           Paid-in
                             Investment Income           Capital

U.S. Gov't Income                $35,184                 (35,184)


These reclassifications have no effect upon the net asset value of the fund.

EXPENSES

Direct expenses of a fund are allocated to that fund. General expenses of the Trust are allocated to the funds based upon each fund's relative average net assets.

TRANSACTION WITH AFFILIATES

2   Tax-Free Income and U.S. Gov't Income Funds As investment manager for each
NIF-II Fund, NFS receives an annual fee based on average daily net assets of each Fund at the rate of .65% on the first $250 million, .60% on the next $250 million, .55% on the next $250 million, and .50% on the average daily net assets in excess of $750 million. Total annual expenses will not exceed the limits prescribed by any state in which the Fund shares are offered for sale. Such limitation did not affect the management fees for the year ended October 31, 1995.

NFS may also receive fees on the NIF-II Funds for distribution pursuant to a Rule 12b-1 Distribution Plan approved by the Board of Trustees. These fees, which were waived prior to March 1, 1990, are based on average daily net assets of each Fund at an annual rate of .35%. During the year ended October 31, 1995, each Fund paid distribution fees at the annual rate of .20% of average daily net assets, with the distributor waiving the remaining .15%. During year ended October 31, 1995, NFS waived $376,581 and $57,407 for both the Tax-Free Income and U.S. Government Income Funds, representing $.015 and $.014 per average share outstanding, respectively.

NFS also receives fees for services as principal underwriter. Such fees are contingent deferred sales charges for the NIF-II Funds ranging from 5% to 1% imposed on redemptions which cause the current value of an account to fall below the total purchase payments made during the past five years. Contingent deferred sales charges aggregated $234,339 on the Tax-Free Income Fund shares and $72,664 on the U.S. Government Income Fund shares for the year ended October 31, 1995.


TRANSFER & DIVIDEND DISBURSING AGENT

A subsidiary of NFS (Nationwide Investors Services, Inc.) acts as Transfer and Dividend Disbursing Agent for the Funds.

BANK LOANS

3   The NIF II Trust has an unsecured bank line of credit of $2,250,000.
Borrowings under this arrangement bear interest at the Federal Funds rate plus
 .50%. No compensating balances are required.

INVESTMENT TRANSACTIONS

4   Purchases and sales of securities (excluding U.S. government and short-term securities), and purchases and sales of U.S. government obligations for the year ended October 31, 1995 are summarized as follows:

                         Purchases            Sales
   Tax-Free Income       $78,571,457        80,392,065
   U.S. Gov't Income              --         1,232,575

                           U.S. Government Obligations

                         Purchases            Sales
   Tax-Free Income       $10,429,189        11,414,201
   U.S. Gov't Income              --                --



Realized gains and losses have been computed on the first-in, first-out basis. Included in net unrealized appreciation (depreciation) at October 31, 1995 are the following components:

                                                             Net unrealized
                         Unrealized          Unrealized       appreciation
                            gains              losses        (depreciation)
Tax-Free Income          $12,726,453          (568,345)       12,158,108
U.S. Gov't Income             985,117         (160,588)          797,529

INDEPENDENT AUDITORS' REPORT

The Shareholders and Board of Trustees of The Nationwide Investing Foundation
II:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of The Nationwide Investing Foundation II--Nationwide Tax-Free Income Fund and Nationwide U.S. Government Income Fund--as of October 31, 1995, and the related statements of operations, statements of changes in net assets and financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of October 31, 1995 by confirmation with the custodian and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds comprising The Nationwide Investing Foundation II as of October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated herein, in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
December 8, 1995

APPENDIX

MUNICIPAL BONDS

Excerpts from Moody's Investors Service Inc., description of its three highest bond ratings: Aaa--judged to be the best quality. They carry the smallest degree of investment risk; Aa--judged to be of high quality by all standards; A--possess favorable attributes and are considered "upper medium" grade obligations. Note: Those bonds in the Aa, A, Baa, Ba and B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa 1, A 1, Baa 1, Ba 1 and B 1.

Excerpts from Standard & Poor's Corporation description of its three highest bond ratings: AAA--highest grade obligations; they possess the ultimate degree of protection as to principal and interest; AA--also qualify as high grade obligations, and, in the majority of instances, differ from AAA issues only in a small degree; A--strong ability to pay interest and repay principal although more susceptible to change in circumstances.

COMMERCIAL PAPER

Excerpts from Standard & Poor's Corporation description of its two highest commercial paper ratings:

A-1--judged to be the highest investment grade category possessing the highest relative strength;

A-2--investment grade category possessing less relative strength than the highest rating.

Excerpts from Moody's Investors Service, Inc., description of its two highest commercial paper ratings:

P-1--the highest grade possessing greatest relative strength;

P-2--second highest grade possessing less relative strength than the highest grade.

STATE AND MUNICIPAL NOTES

Excerpts from Moody's Investors Service, Inc., description of state and municipal note ratings:

MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

MIG-3--Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the strength of the preceding grade. Market access for refinancing, in particular, is likely to be less well established.

                          INDEPENDENT AUDITORS' CONSENT

To the Trustees
Nationwide Investing Foundation II:

We consent to the use of our report dated December 8, 1995 included in the Statement of Additional Information and to the reference to our firm under the heading "Financial Highlights" in the prospectus.

                                                           KPMG Peat Marwick LLP


Columbus, Ohio
February 29, 1996

PART C.  OTHER INFORMATION

Item 24. Financial Statements and Exhibits

   (a) Financial Statements:

                        Nationwide Tax-Free Income Fund
                        Nationwide U.S. Governement Bond Fund

                                                                            Page

       (1) Financial statements and schedules included in Prospectus (Part
           A):


           Financial Highlights for the Nationwide Tax-Free Income Fund for the years ended October 31, 1995, 1994, 1993, 1992, 1991,
           1990, 1989, 1988, 1987, and the period from March 17, 1986
           (date of commencement of operations) through October 31, 1986.

           Financial Highlights for the Nationwide U.S. Government Income Fund for the years ended October 31, 1995, 1994, 1993, and the period from February 10, 1992 (date of commencement of operations through October 31, 1992.


       (2) Financial statements and schedules included in Part B:

           Those financial statements and schedules required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).


           Statements of Assets and Liabilities at October 31, 1995.

           Statements of Operations for the year ended October 31, 1995.

           Statements of Changes in Net Assets for the Nationwide Tax-Free Income Fund for the years ended October 31, 1995, 1994, and 1993 and for the Nationwide U.S. Government Income Fund for the years ended October 31, 1995, 1994, and 1993.

           Statements of Investments at October 31, 1995.


           Notes to Financial Statements.

           Independent Auditors' Report relating to the above financial statements and the Financial Highlights.

           Appendix

   (b) Exhibits:

       (1) Amended Declaration of Trust (Charter), previously filed with Registration Statement and Post- Effective Amendments, and herein incorporated by reference.

       (2) Amended Bylaws, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

       (3) Not applicable.

       (4) Not applicable.

             (5) Restated Investment Management Agreement, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

             (6) Restated Underwriting Contract, previously filed with Registration Statement and Post-Effective Amendments, and herein incorporated by reference.

             (7)  Not applicable.

             (8) Restated Mutual Fund Custody Agreement, previously filed with Registration Statement and Post- Effective Amendments, and herein incorporated by reference.

             (9)  Not applicable.


             (10) Opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable was filed with the Securities and Exchange Commission on December 20, 1995, pursuant to Rule 24f-2, and herein incorporated by reference.


             (11) Independent Auditors' Consent.

             (12) Financial Statements for Inclusion, Part C of Registration
                  Statement.

             (13) Not applicable.

             (14) Not applicable.

             (15) Restated Distribution Plan of Nationwide Investing Foundation
                  II, previously filed with Registration Statement and Post-Effective Amendments and herein incorporated by reference.

             (16) Performance Quotation Computation Schedule.

Item 25.     Persons Controlled by or Under Common Control with Registrant

             No person is presently controlled by or under common control with Registrant.

Item 26.     Number of Holders of Securities



                                                            Number of Record
                                                             Holders as of
                Title of Class                              December 31, 1995
                --------------                              -----------------
                Nationwide Tax-Free Income Fund                   8,781
                Nationwide U.S. Governement Income Fund           2,201


Item 27.     Indemnification

             Indemnification provisions for officers, directors and employees of Registrant are set forth in Article X, Section 2 of the Trust Indenture. Each person who is or has been a Trustee, Officer or Beneficiary of the Trust shall be indemnified by the Trust against expenses reasonably incurred by him in connection with any claim or in connection with any action, suit or proceeding, civil or criminal, to which he may be a party by reason of his being or having been a Trustee, Officer or Beneficiary of the Trust, if he acted (i) in good faith in a manner he reasonably believed to be in or not opposed to the best interests of the Trust and with respect to any criminal action or proceeding had no reasonable cause to believe that his conduct was unlawful and (ii) without willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. The term "expenses" shall include, without limitation, attorneys' fees, costs, judgments, fines, penalties, amounts paid in settlement or to secure termination of litigation, and other liabilities, other than amounts paid to the Trust itself.

          Any indemnification under subsection (a) shall be made by the Trust only upon the determination that indemnification is proper in the circumstances because the Trustee, Officer or Beneficiary has met the applicable standards of conduct set forth herein. The determination provided for herein shall be made
(1) by the Trustees of a majority vote of a quorum consisting of Trustees who were not parties to such claim, action, suit or proceeding, or (2) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion, or (3) by a majority vote of a quorum of the Beneficiaries at any regular or special meeting of said Beneficiaries.

          The foregoing right of indemnification shall be in addition to any other rights to which such Trustee, Officer or Beneficiary may be entitled under any regulation, agreement, insurance purchased by the Trust, vote of Beneficiaries or disinterested Trustees or otherwise.

          Anything to the contrary notwithstanding, nothing herein shall protect any Trustee or Officer against any liability to the Trust or its Beneficiaries to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

Item 28.  Business and Other Connections of Investment Adviser

          Nationwide Financial Services, Inc. (NFS), the investment adviser of Nationwide Investing Foundation, also serves as investment adviser to the Nationwide Investing Foundation II, Nationwide Separate Account Trust and Financial Horizons Investment Trust, and serves as general distributor to the Nationwide Multi-Flex, Nationwide Spectrum, Nationwide DC, and Nationwide Variable Accounts, separate accounts of Nationwide Life Insurance Company, registered as unit investment trusts under the Investment Company Act of 1940.

               Directors and Officers of Investment Adviser


Lewis J. Alphin               Farm Owner and Operator, 519 Bethel Church
                              Road, Mount Olive, NC  28365
                              Director
                              Nationwide Mutual, Nationwide Mutual Fire,
                              Nationwide General, Nationwide Property and
                              Casualty, Nationwide Life and Nationwide Life and
                              Annuity Insurance Companies
                              Employers Insurance of Wausau A Mutual Company
                              Nationwide Communications Inc.
                              Nationwide Financial Services, Inc.
                              Wausau Service Corporation.
                              Wausau Business Insurance Company
                              Wausau General Insurance Company
                              Wausau Underwriters Insurance Company.

Willard J. Engel              General Manager--Lyon County Cooperative Oil
                              Company, 1100 East Main Street, Marshall, MN
                              56258
                              Director
                              Nationwide Mutual, Nationwide Mutual Fire,

                           Nationwide General, Nationwide Property and
                           Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                           Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                           Nationwide Agribusiness Insurance Company
                           Nationwide Communications Inc.
                           Nationwide Financial Services, Inc.
                           Wausau Business Insurance Company
                           Wausau General Insurance Company
                           Wausau Service Corporation
                           Wausau Underwriters Insurance Company.

Fred C. Finney             Farm Owner and Operator-Melrose Fruit Farm; Operator-
                           Melrose Orchard, 1558 West Moreland Road,
                           Wooster, OH 44691
                           Director
                           Nationwide Mutual, Nationwide Mutual Fire,
                           Nationwide General, Nationwide Property and
                           Casualty, Nationwide Life and Nationwide Life and
                           Annuity Insurance Companies
                           Employers Insurance of Wausau A Mutual Company
                           Nationwide Communications Inc.
                           Nationwide Financial Services, Inc.
                           Wausau Service Corporation
                           Wausau Business Insurance Company
                           Wausau Underwriters Insurance Company
                           Wausau General Insurance Company.

Peter F. Frenzer           President and Chief Operating Officer and Director
                           Nationwide Life Insurance Company
                           Nationwide Life and Annuity Insurance Company
                           President and Director
                           California Cash Management Company

                           National Premium and Benefit Administration Company Nationwide Cash Management Company

                           Nationwide Corporation


                           Nationwide Investors Services, Inc.
                           Nationwide Property Management, Inc.


                           Executive Vice President and Director
                           Employers Insurance of Wausau A Mutual Company


                           Employers Life Insurance Company of Wausau


                           Wausau Service Corporation
                           Wausau Preferred Health Insurance Company
                           Farmland Mutual Insurance Company
                           Nationwide Agribusiness Insurance Company
                           Nationwide Indemnity Company
                           Executive Vice President
                           Colonial Insurance Company of California
                           Lone Star General Agency, Inc.


                           Nationwide Mutual Insurance Company
                           Nationwide Mutual Fire Insurance Company
                           Nationwide General Insurance Company
                           Nationwide Property and Casualty Insurance
                           Company
                           Executive Vice President-Investments
                           The Beak and Wire Corporation

                      Colonial County Mutual Insurance Company
                      Trustee
                      Nationwide Insurance Enterprise Foundation
                      Vice Chairman and Director


                      Nationwide Financial Institution Distributors Agency, Inc. Nationwide Communications Inc.
                      Nationwide Development Company


                      NEA Valuebuilder Investor Services, Inc.
                      PEBSCO Securities Corp.
                      Public Employees Benefit Services Corporation


                      Director, Chairman and Chief Executive Officer Pension Associates of Wausau, Inc.
                      Director


                      Affiliate Agency, Inc.
                      Affiliate Agency of Ohio, Inc.
                      Financial Horizons Distributors Agency of Alabama,
                      Inc.
                      Financial Horizons Distributors Agency of Ohio,
                      Inc.
                      Financial Horizons Distributors Agency of
                      Oklahoma, Inc.
                      Financial Horizons Securities Corporation
                      InHealth Agency, Inc.


                      Nationwide HMO, Inc.
                      InHealth Management Systems, Inc.


                      Landmark Financial Services of New York, Inc. MRM Investments, Inc.
                      National Casualty Company
                      National Premium & Benefit Administration
                      Company
                      Nationwide Community Urban Redevelopment
                      Corporation


                      Scottsdale Indemnity Company
                      Scottsdale Insurance Company


                      Wausau Business Insurance Company
                      Wausau General Insurance Company
                      Wausau Underwriters Insurance Company
                      NWE, Inc.
                      Chairman of the Board and Director
                      West Coast Life Insurance Company
                      Neckura Holding Company


                      Vice Chairman, President and Director
                      Nationwide Financial Services, Inc.


                      Chairman and Trustee
                      Financial Horizons Investment Trust
                      Nationwide Investing Foundation
                      Nationwide Investing Foundation II
                      Nationwide Separate Account Trust.

Charles L. Fuellgraf, Jr.
                      Chief Executive Officer
                      Fuellgraf Electric Co., Electrical Construction and Engineering Services, 600 S. Washington St., Butler, PA 16001

                           Director
                           Nationwide Mutual, Nationwide Mutual Fire,
                           Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                           Employers Insurance of Wausau A Mutual Company Nationwide Financial Services, Inc.
                           Nationwide Property Management, Inc.
                           Wausau Business Insurance Company
                           Wausau General Insurance Company
                           Wausau Underwriters Insurance Company
                           Wausau Service Corporation
                           Chairman of the Board and Director
                           Nationwide Communications Inc.
                           Nationwide Development Company
                           Trustee
                           Nationwide Insurance Enterprise Foundation
                           Nationwide Investing Foundation.

Henry S. Holloway
                           FarmOwner and Operator, 1247 Stafford Road,
                           Darlington, MD 21034
                           Director
                           Nationwide Mutual, Nationwide Mutual Fire,
                           Nationwide Property and Casualty, and Nationwide General Insurance Companies
                           Chairman of the Board and Director
                           Nationwide Life Insurance Company
                           Nationwide Life and Annuity Insurance Company Nationwide Corporation
                           Director
                           Colonial Insurance Company of California
                           Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company
                           Nationwide Agribusiness Insurance Company
                           Nationwide Communications Inc.
                           Nationwide Property Management, Inc.
                           Nationwide Development Company
                           Nationwide Financial Services, Inc.
                           Scottsdale Indemnity Company
                           Scottsdale Insurance Company
                           Wausau Business Insurance Company
                           Wausau General Insurance Company
                           Wausau Underwriters Insurance Company
                           Wausau Service Corporation
                           West Coast Life Insurance Company
                           Trustee
                           Nationwide Insurance Enterprise Foundation.


Gordon E. McCutchan
                           Executive Vice President-Law and Corporate
                           Services and Secretary
                           Nationwide Mutual, Nationwide Mutual Fire,
                           Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
                           NEA Valuebuilder Investor Services, Inc.

                     Nationwide Financial Institution Distributors Agency, Inc.

                     Colonial County Mutual Insurance Company


                     Colonial Insurance Company of California
                     Lone Star General Agency, Inc.
                     Nationwide Communications Inc.
                     Employers Insurance of Wausau A Mutual Company National Premium and Benefit Administration Company

                     Nationwide Community Urban Redevelopment
                     Corporation
                     Nationwide Corporation


                     Nationwide Insurance Enterprise Foundation


                     Scottsdale Indemnity Company
                     Scottsdale Insurance Company


                     Wausau Underwriters Insurance Company
                     Wausau Service Corporation
                     Wausau Business Insurance Company
                     Wausau General Insurance Company
                     West Coast Life Insurance Company


                     Executive Vice President-Law and Corporate
                     Services

                     Employers Life Insurance Company of Wausau


                     Farmland Mutual Insurance Company
                     Nationwide Agribusiness Insurance Company
                     Pension Associates of Wausau, Inc.
                     PEBSCO Securities Corp.
                     Public Employees Benefit Services Corporation


                     Wausau Preferred Health Insurance Company
                     Companies Agency, Inc.
                     Companies Agency of Alabama, Inc.
                     Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                     Companies Agency of Illinois, Inc.
                     Companies Agency of Kentucky, Inc.
                     Companies Agency of Massachusetts, Inc.
                     Companies Agency of New York, Inc.
                     Companies Agency of Pennsylvania, Inc.
                     Companies Agency of Phoenix, Inc.
                     Countrywide Services Corporation
                     Nationwide Development Company

                     Nationwide Property Management, Inc.


                     Wausau International Underwriters
                     Executive Vice President-Law and Corporate
                     Services and Director


                     Nationwide Financial Services, Inc.


                     Nationwide Investor Services, Inc.


                     Executive Vice President-Law and Corporate
                     Services and Secretary and Director
                     California Cash Management Company


                     National Casualty Company


                     Nationwide Cash Management Company
                     Nationwide Indemnity Company
                     Vice Chairman and Director
                     Neckura Insurance Company
                     Neckura Life Insurance Company
                     Secretary
                     The Beak and Wire Corporation
                     Affiliate Agency, Inc.

                      Affiliate Agency of Ohio, Inc.
                      Financial Horizons Distributors Agency of Alabama,
                      Inc.
                      Financial Horizons Distributors Agency of Ohio,
                      Inc.
                      Financial Horizons Distributors Agency of
                      Oklahoma, Inc.
                      Financial Horizons Securities Corporation
                      Landmark Financial Services of New York, Inc.
                      NEA Valuebuilder Investor Services of Alabama,
                      Inc.

                      NEA Valuebuilder Investor Services of Montana NEA Valuebuilder Investor Services of Nevada

                      NEA Valuebuilder Investor Services of Ohio, Inc. NEA Valuebuilder Investor Services of Oklahoma, Inc.

                      NEA Valuebuilder Investor Services of Wyoming

                      Vice Chairman, Secretary and Director
                      Gates, McDonald & Company
                      Chairman of the Board, Secretary and Director Gates, McDonald & Company of Nevada
                      Gates, McDonald & Company of New York, Inc.
                      Secretary and Director
                      InHealth Agency, Inc.

                      Nationwide HMO, Inc.
                      InHealth Management Systems, Inc.

                      Director
                      Leben Direkt Insurance Company

                      MRM Investments, Inc.
                      NWE, Inc.
                      Neckura Holding Company.

D. Richard McFerson
                      President and Chief Executive Officer-Nationwide Insurance Enterprise and Director
                      Nationwide Mutual, Nationwide Mutual Fire,
                      Nationwide General, Nationwide Property and
                      Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                      Colonial Insurance Company of California
                      West Coast Life Insurance Company
                      Nationwide Communications Inc.
                      Nationwide Corporation
                      Nationwide Development Company
                      Farmland Mutual Insurance Company
                      Nationwide Agribusiness Insurance Company
                      National Casualty Company
                      Nationwide Financial Services, Inc.
                      California Cash Management Company
                      Nationwide Cash Management Company
                      Employers Insurance of Wausau A Mutual Company
                      Wausau Service Corporation
                      Wausau Business Insurance Company
                      Wausau Underwriters Insurance Company
                      Chairman, President and Chief Executive Officer-Nationwide Insurance Enterprise and Director
                      American Marine Underwriters, Inc.

                  Companies Agency, Inc.
                  Companies Agency of Alabama, Inc.
                  Companies Agency Insurance Services of California Companies Agency of Idaho, Inc.
                  Companies Agency of Illinois, Inc.
                  Companies Agency of Kentucky, Inc.
                  Companies Agency of Massachusetts, Inc.
                  Companies Agency of New York, Inc.
                  Companies Agency of Pennsylvania, Inc.
                  Companies Agency of Phoenix, Inc.
                  Countrywide Services Corporation
                  Employers Life Insurance Company of Wausau

                  Nationwide Financial Institution Distributors Agency, Inc. Wausau International Underwriters

                  Wausau Preferred Health Insurance Company
                  Chairman and Director
                  PEBSCO Securities Corp.
                  NEA Valuebuilder Investor Services, Inc.
                  President and Chief Executive Officer and Director Nationwide Indemnity Company
                  Trustee
                  Financial Horizons Investment Trust
                  Nationwide Investing Foundation
                  Nationwide Investing Foundation II
                  Nationwide Separate Account Trust
                  Vice Chairman and Chief Executive Officer and
                  Director
                  Wausau General Insurance Company
                  Chairman of the Board
                  Nationwide Insurance Golf Charities, Inc.
                  Chairman of the Board and Director
                  Lone Star General Agency, Inc.
                  Nationwide Community Urban Redevelopment
                  Corporation
                  Colonial County Mutual Insurance Company
                  Nationwide Property Management, Inc.
                  Vice Chairman, President and Chief Executive
                  Officer-Nationwide Insurance Enterprise and
                  Director
                  Scottsdale Indemnity Company
                  Scottsdale Insurance Company
                  Chairman of the Board, President and Chief
                  Executive Officer-Nationwide Insurance Enterprise and Director
                  Gates, McDonald & Company
                  Nationwide Investor Services, Inc.
                  Public Employees Benefit Services Corporation

                  Director

                  Gates, McDonald & Company of Nevada
                  Gates, McDonald & Company of New York
                  Chairman of the Board, President and Chief
                  Executive Officer-Nationwide Insurance Enterprise and Trustee
                  Nationwide Insurance Enterprise Foundation.

David O. Miller
             President Owen Potato Farm, Inc. and Partner,

             M&M Enterprises, 115 Sprague Drive,
             Hebron, OH 43025
             Director

             Nationwide Mutual, Nationwide Mutual Fire,
             Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies
             Colonial Insurance Company of California
             Farmland Mutual Insurance Company
             Nationwide Agribusiness Insurance Company
             Nationwide Communications Inc.
             Nationwide Corporation
             Nationwide Development Company
             Nationwide Financial Services, Inc.
             Nationwide Property Management, Inc.
             Scottsdale Indemnity Company
             Scottsdale Insurance Company
             West Coast Life Insurance Company
             Chairman of the Board and Director
             Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
             Wausau General Insurance Company
             Wausau Service Corporation
             Wausau Underwriters Insurance Company
             Trustee
             Nationwide Insurance Enterprise Foundation.

C. Ray Noecker
             Farm Owner and Operator, 2770 State Route 674

             South, Ashville, Ohio 43203
             Director

             Nationwide Mutual, Nationwide Mutual Fire,
             Nationwide General, Nationwide Property and
             Casualty, Nationwide Life and Nationwide Life and
             Annuity Insurance Companies
             Employers Insurance of Wausau A Mutual Company
             Nationwide Communications Inc.
             Nationwide Financial Services, Inc.
             Wausau Business Insurance Company
             Wausau General Insurance Company
             Wausau Service Corporation
             Wausau Underwriters Insurance Company.

James Ferry Patterson

             President, Patterson Farms, Inc.; Vice President, Pattersons Inc. - 8765 Mulberry Road, Chesterland, OH
             44026
             Director

             Nationwide Mutual, Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies Colonial Insurance Company of California Farmland Mutual Insurance Company
             Nationwide Financial Services, Inc.
             National Casualty Company
             Nationwide Agribusiness Insurance Company
             Nationwide Property Management, Inc.

                          Scottsdale Indemnity Company
                          Scottsdale Insurance Company
                          Nationwide Communications Inc.
                          Nationwide Corporation
                          Nationwide Development Company
                          Employers Insurance of Wausau A Mutual Company

                          Wausau Business Insurance Company
                          Wausau General Insurance Company
                          Wausau Service Corporation

                          Wausau Underwriters Insurance Company
                          West Coast Life Insurance Company
                          Chairman of the Board and Director
                          Nationwide Mutual Fire Insurance Company
                          Trustee
                          Nationwide Insurance Enterprise Foundation.


Robert H. Rickel          Rancher, P.O. Box 319, Bayview, ID  83803
                          Director

                          Nationwide Mutual, Nationwide Mutual Fire,
                          Nationwide Life, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                          Colonial Insurance Company of California
                          Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                          Nationwide Financial Services, Inc.
                          Scottsdale Insurance Company
                          Scottsdale Indemnity Company
                          Wausau Business Insurance Company
                          Wausau General Insurance Company
                          Wausau Service Corporation
                          Wausau Underwriters Insurance Company
                          West Coast Life Insurance Company
                          Director and Chairman of the Board
                          Nationwide General Insurance Company
                          Trustee
                          Nationwide Investing Foundation.



Arden L. Shisler          President and CEO, K&B Transport, Inc.; Farm Owner;
                          1356 North Wenger Road, Dalton, OH  44618

                          Chairman of the Board and Director
                          Nationwide Mutual Insurance Company
                          Director
                          Nationwide Mutual Fire, Nationwide Life,
                          Nationwide General, Nationwide Property and
                          Casualty and Nationwide Life and Annuity Insurance Companies
                          Farmland Mutual Insurance Company
                          Nationwide Agribusiness Insurance Company
                          Nationwide Communications Inc.
                          Nationwide Corporation
                          Nationwide Development Company
                          Nationwide Property Management Inc.
                          Scottsdale Insurance Company
                          Scottsdale Indemnity Company
                          West Coast Life Insurance Company
                          Nationwide Financial Services, Inc.

                       Colonial Insurance Company of California
                       Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                       Wausau General Insurance Company
                       Wausau Service Corporation
                       Wausau Underwriters Insurance Company
                       Trustee
                       Nationwide Insurance Enterprise Foundation.

Robert Leonard Stewart
                       Farm Owner and Operator; Owner, Sunnydale Mining, 88740 Fairview Road, Jewett, OH 43986
                       Chairman of the Board and Director
                       Farmland Mutual Insurance Company
                       Nationwide Agribusiness Insurance Company
                       Director
                       Nationwide Mutual, Nationwide Mutual Fire,
                       Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Company.
                       Nationwide Communications Inc.
                       Nationwide Financial Services, Inc.
                       Employers Insurance of Wausau A Mutual Company Wausau Business Insurance Company
                       Wausau General Insurance Company
                       Wausau Service Corporation
                       Wausau Underwriters Insurance Company.

Nancy C. Thomas        Farm Owner and Operator Da-Ma-Lor Farms,
                       10835 Georgetown Road, N.E., Louisville, Ohio
                       44641
                       Chairman of the Board and Director
                       Nationwide Property and Casualty Insurance
                       Company
                       Director
                       Nationwide Mutual, Nationwide Mutual Fire,
                       Nationwide Life, Nationwide General and
                       Nationwide Life and Annuity Insurance Companies
                       Colonial Insurance Company of California
                       Employers Insurance of Wausau A Mutual Company
                       Farmland Mutual Insurance Company
                       Nationwide Communications Inc.
                       Nationwide Financial Services, Inc.
                       Scottsdale Indemnity Company
                       Scottsdale Insurance Company
                       Wausau Business Insurance Company
                       Wausau General Insurance Company
                       Wausau Service Corporation
                       Wausau Underwriters Insurance Company
                       West Coast Life Insurance Company
                       Trustee
                       Nationwide Investing Foundation.

Harold W. Weihl
                       Farm Owner and Operator, 14282 King Road,
                       Bowling Green, Ohio 43402
                       Chairman of the Board and Director

                              Nationwide Financial Services, Inc.
                              Director
                              Nationwide Mutual, Nationwide Mutual Fire,
                              Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                              Employers Insurance of Wausau A Mutual Company Nationwide Communications Inc.
                              Wausau Business Insurance Company
                              Wausau General Insurance Company
                              Wausau Service Corporation
                              Wausau Underwriters Insurance Company
                              Trustee
                              Nationwide Investing Foundation.


Robert A. Oakley              Executive Vice President-Chief Financial Officer

                              Nationwide Mutual, Nationwide Mutual Fire,
                              Nationwide Life, Nationwide General, Nationwide Property and Casualty, and Nationwide Life and Annuity Insurance Companies

                              American Marine Underwriters, Inc.
                              Companies Agency, Inc.

                              Companies Agency of Alabama, Inc.
                              Companies Agency of Idaho, Inc.
                              Companies Agency of Illinois, Inc.
                              Companies Agency of Kentucky, Inc.
                              Companies Agency of Massachusetts, Inc.
                              Companies Agency of New York, Inc.
                              Companies Agency of Pennsylvania, Inc.
                              Companies Agency of Phoenix, Inc.
                              Employers Life Insurance Company of Wausau
                              National Casualty Company
                              National Premium and Benefit Administration
                              Company
                              The Beak and Wire Corporation
                              Colonial Insurance Company of California
                              Employers Insurance of Wausau A Mutual Company Farmland Mutual Insurance Company

           Nationwide Financial Institution Distributors Agency, Inc.

                              Lone Star General Agency, Inc.
                              MRM Investments, Inc.
                              Nationwide Agribusiness Insurance Company
                              Nationwide Communications Inc.
                              Nationwide Corporation
                              Nationwide Development Co.
                              Nationwide Financial Services, Inc.
                              Nationwide Investor Services, Inc.
                              Nationwide Insurance Enterprise Foundation
                              Nationwide Property Management, Inc.
                              NEA Valuebuilder Investor Services, Inc.
                              Colonial County Mutual Insurance Company
                              PEBSCO Securities Corp.

                              Pension Associates of Wausau, Inc.
                              Public Employees Benefit Services Corporation

                              Scottsdale Indemnity Company
                              Scottsdale Insurance Company
                              Wausau Business Insurance Company

             Wausau General Insurance Company
             Wausau Preferred Health Insurance Company
             Wausau Service Corporation
             Wausau Underwriters Insurance Company
             West Coast Life Insurance Company
             Senior Vice President-Chief Financial Officer
             Countrywide Services Corporation
             Executive Vice President-Chief Financial Officer and Director California Cash Management Company
             Nationwide Cash Management Company
             Nationwide Community Urban Redevelopment
             Corporation
             Nationwide Indemnity Company
             Executive Vice President
             Companies Agency Insurance Services of California
             Wausau International Underwriters
             Director
             Auto Direkt Insurance Company
             Neckura Holding Company
             Wausau Insurance Company (U.K.) Limited.


Robert J. Woodard, Jr.
             Executive Vice President-Chief Investment Officer
             Nationwide Mutual, Nationwide Mutual Fire,
             Nationwide General, Nationwide Property and Casualty,
             Nationwide Life and Nationwide Life and Annuity Insurance Companies Colonial Country Mutual Insurance Company
             Colonial Insurance Company of California
             Employers Insurance of Wausau A Mutual Company
             Employers Life Insurance Company of Wausau
             Farmland Mutual Insurance Company
             Gates, McDonald & Company
             Lone Star General Agency, Inc.
             National Casualty Company
             Nationwide Agribusiness Insurance Company
             Nationwide Communications Inc.
             Nationwide Corporation
             Nationwide Financial Services, Inc.
             Nationwide Indemnity Company
             Nationwide Insurance Enterprise Foundation
             Scottsdale Indemnity Company
             Scottsdale Insurance Company
             Wausau Business Insurance Company
             Wausau General Insurance Company
             Wausau Preferred Health Insurance Company
             Wausau Service Corporation
             Wausau Underwriters Insurance Company
             West Coast Life Insurance Company
             Director and Senior Vice President
             Nationwide Property Management, Inc.
             President
             Nationwide Development Company
             Director and President
             Nationwide Community Urban Redevelopment Corporation
             MRM Investments, Inc.
             NWE, Inc.

                  Senior Vice President
                  California Cash Management Company
                  Nationwide Cash Management Company.


James F. Laird, Jr.

                  Vice President and General Manager
                  Nationwide Financial Services, Inc.
                  Vice President and General Manager and Director
                  Nationwide Investors Services, Inc.
                  Treasurer
                  Nationwide Investing Foundation

                  Nationwide Investing Foundation II
                  Nationwide Separate Account Trust

                  Assistant Treasurer
                  Financial Horizons Investment Trust.


Harry A. Schermer
                  Vice President-Equity Securities
                  Nationwide Mutual, Nationwide Mutual Fire,
                  Nationwide Life, Nationwide General, Nationwide Property and Casualty and Nationwide Life and Annuity Insurance Companies
                  Nationwide Indemnity Company
                  Vice President-Investments
                  Nationwide Financial Services, Inc.
                  Vice President
                  Nationwide Insurance Enterprise Foundation
                  Assistant Treasurer
                  Financial Horizons Investment Trust
                  Nationwide Separate Account Trust
                  Nationwide Investing Foundation
                  Nationwide Investing Foundation II.

W. Sidney Druen   Senior Vice President and General Counsel and
                  Assistant Secretary
                  Nationwide Mutual, Nationwide Mutual Fire,
                  Nationwide Life, Nationwide General, Nationwide
                  Property and Casualty, and Nationwide Life and
                  Annuity Insurance Companies
                  Nationwide Financial Services, Inc.
                  Employers Insurance of Wausau A Mutual Company
                  Employers Life Insurance Company of Wausau

                  Wausau Business Insurance Company
                  Wausau General Insurance Company
                  Wausau Underwriters Insurance Company
                  Wausau Preferred Health Insurance Company

                  Wausau Service Corporation
                  Senior Vice President and General Counsel
                  Affiliate Agency, Inc.
                  Affiliate Agency of Ohio, Inc.


                  American Marine Underwriters, Inc.
                  The Beak and Wire Corporation


                  California Cash Management Company


                  Colonial County Mutual Insurance Company
                  Colonial Insurance Company of California


                  Farmland Mutual Insurance Company
                  Nationwide Agribusiness Insurance Company

                  Nationwide Financial Institution Distributors Agency, Inc.

                  Financial Horizons Distributors Agency of Alabama,
                  Inc.
                  Financial Horizons Distributors Agency of Ohio,
                  Inc.
                  Financial Horizons Distributors Agency of
                  Oklahoma, Inc.
                  Financial Horizons Securities Corporation
                  Gates, McDonald & Company
                  Gates, McDonald & Company of Nevada
                  Gates, McDonald & Company of New York
                  Landmark Financial Services of New York, Inc.
                  National Casualty Company
                  Nationwide Cash Management Company
                  Nationwide Communications Inc.
                  Nationwide Corporation


                  Companies Agency, Inc.
                  Companies Agency Insurance Services of California Companies Agency of Alabama, Inc.
                  Companies Agency of Idaho, Inc.
                  Companies Agency of Illinois, Inc.
                  Companies Agency of Kentucky, Inc.
                  Companies Agency of Massachusetts, Inc.
                  Companies Agency of New York, Inc.
                  Companies Agency of Pennsylvania, Inc.
                  Companies Agency of Phoenix, Inc.
                  Countrywide Services Corporation
                  Lone Star General Agency Inc.
                  Nationwide Development Company
                  Nationwide Insurance Enterprise Foundation
                  Nationwide Indemnity Company


                  NEA Valuebuilder Investor Services, Inc.
                  NEA Valuebuilder Investor Services of Alabama,
                  Inc.


                  NEA Valuebuilder Investor Services of Montana
                  NEA Valuebuilder Investor Services of Nevada


                  NEA Valuebuilder Investor Services of Ohio, Inc. NEA Valuebuilder Investor Services of Oklahoma,
                  Inc.


                  NEA Valuebuilder Investor Services of Wyoming
                  Nationwide Investor Services, Inc.
                  MRM Investments, Inc.
                  NWE, Inc.
                  Nationwide Property Management, Inc.
                  PEBSCO of Massachusetts Insurance Agency, Inc.


                  PEBSCO Securities Corp.
                  Pension Associates of Wausau, Inc.
                  Public Employees Benefit Services Corporation Public Employees Benefit Services Corporation of Alabama
                  Public Employees Benefit Services Corporation of
                  Arkansas
                  Public Employees Benefit Services Corporation of
                  Montana
                  Public Employees Benefit Services Corporation of
                  New Mexico
                  Scottsdale Indemnity Company

                  Scottsdale Insurance Company
                  West Coast Life Insurance Company
                  Senior Vice President and General Counsel and
                  Director
                  Nationwide Community Urban Redevelopment
                  Corporation
                  General Counsel
                  Nationwide Insurance Golf Charities, Inc.

William G. Goslee


                  Treasurer
                  Nationwide Financial Services, Inc.
                  Nationwide Investors Services, Inc.
                  Assistant Treasurer
                  Nationwide Investing Foundation
                  Nationwide Separate Account Trust
                  Nationwide Investing Foundation II
                  Financial Horizons Investment Trust.


Rae I. Mercer     Secretary
                  Nationwide Financial Services, Inc.
                  Nationwide Investors Services, Inc.
                  Nationwide Investing Foundation
                  Nationwide Separate Account Trust
                  Nationwide Investing Foundation II
                  Financial Horizons Investment Trust.

Peter J. Neckermann

                  VicePresident - Economic and Investment Services Nationwide Mutual, Nationwide Mutual Fire, Nationwide General, Nationwide Property and Casualty, Nationwide Life and Nationwide Life and Annuity Insurance Companies
                  Nationwide Indemnity Company
                  Vice President
                  Nationwide Financial Services, Inc.
                  Director
                  Nationwide Investors Services, Inc.
                  Assistant Secretary
                  West Coast Life Insurance Company
                  Assistant Treasurer
                  Financial Horizons Investment Trust
                  National Casualty Company
                  National Premium and Benefit Administration
                  Company
                  Nationwide Investing Foundation
                  Nationwide Investing Foundation II
                  Nationwide Separate Account Trust.



Except as otherwise noted, the principal business address of any company with which any person specified above is connected in the capacity of director, officer, employee, partner or trustee is One Nationwide Plaza, Columbus, Ohio 43215, except for the following companies:

     Farmland Mutual Insurance Company
     Nationwide Agribusiness Insurance Company
     1963 Bell Avenue
     Des Moines, Iowa 50315-1000

     Colonial Insurance Company of California
     2390 East Orangewood Avenue
     P.O. Box 4347
     Anaheim, California 92803-4347

     Employers Insurance of Wausau A Mutual Company
     2000 Westwood Drive
     Wausau, Wisconsin 54401-7881

     Scottsdale Insurance Company
     8877 North Gainey Center Drive
     P.O. Box 4110
     Scottsdale, Arizona 85261-4110

     West Coast Life Insurance Company
     343 Sansome Street
     San Francisco, California 94104-1303

     National Casualty Company
     8877 North Gainey Center Drive
     P.O. Box 4110
     Scottsdale, Arizona 85261-4110

     Lone Star General Agency, Inc.
     P.O. Box 14700
     Austin, Texas 78761

     Auto Direkt Insurance Company


     Columbus Insurance Brokerage Service, GMBH
     Neckura General Insurance Company
     Neckura Holding Company
     Neckura Insurance Company
     Neckura Life Insurance Company
     John E. Fisher Str. 1
     61440 Oberursel/Ts.
     Germany


     Nationwide Development Company
     One Nationwide Plaza
     Columbus, Ohio 43215

     Public Employees Benefit Services Corporation
     Two Nationwide Plaza

     Columbus, Ohio 43215

Item 29.  Principal Underwriters

          (a)  See Item 28 above.

 (b) NATIONWIDE FINANCIAL SERVICES, INC.

                                    DIRECTORS

NAME                              BUSINESS ADDRESS            TITLE                     POSITION WITH
                                                                                        REGISTRANT

Harold W. Weihl                   14282 King Road             Chairman of Board         N/A
                                  Bowling Green, OH 43402     of Directors

Lewis J. Alphin                   519 Bethel Church Road      Director                  N/A
                                  Mt. Olive, NC  28365

Willard J. Engel                  1100 E. Main Street         Director                  N/A
                                  Marshall, MN  56258

Frederick C. Finney               1558 W. Moreland Road       Director                  N/A
                                  Wooster, OH 44691

Peter F. Frenzer                  One Nationwide Plaza        Director and Vice         Chairman of
                                  Columbus, OH 43215          Chairman                  Board of Trustees

Charles L. Fuellgraf, Jr.         600 S. Washington Street    Director                  N/A
                                  Butler, PA 16001

Henry S. Holloway                 1247 Stafford Road          Director                  N/A
                                  Darlington, MD 21034

Gordon E. McCutchan               One Nationwide Plaza        Director                  N/A
                                  Columbus, OH 43215

D. Richard McFerson               One Nationwide Plaza        President and Director    Trustee
                                  Columbus, OH 43215          and Chief Executive
                                                              Officer-Nationwide
                                                              Insurance Enterprise

David O. Miller                   115 Sprague Drive           Director                  N/A
                                  Hebron, OH  43025

C. Ray Noecker                    2770 St. Rt. 674            Director                  N/A
                                  Ashville, OH  43103

James F. Patterson                8765 Mulberry Road          Director                  N/A
                                  Chesterland, OH  44026

Robert H. Rickel                  P.O. Box 319                Director                  N/A
                                  Bayview, ID 83803

Arden L. Shisler                  2724 West Lebanon Road      Director                  N/A
                                  Dalton, OH 44618

Robert L. Stewart                 88740 Fairview Road         Director                  N/A
                                  Jewett, OH 43986

Nancy C. Thomas                   10835 Georgetown St. N.E.   Director                  N/A
                                  Louisville, OH 44641

                                                         OFFICERS

NAME                                BUSINESS ADDRESS                 TITLE                        POSITION WITH
                                                                                                  REGISTRANT

Harold W. Wiehl                     14282 King Road                  Chairman of Board of         Trustee
                                    Bowling Green, OH 43402          Directors

Peter F. Frenzer                    One Nationwide Plaza             Vice Chairman and            Chairman of Board
                                    Columbus, OH 43215               President                    of Trustees

Robert J. Woodward, Jr.             One Nationwide Plaza             Executive Vice Presi-        N/A
                                                                     dent-Chief Investment
                                                                     Officer

Gordon E. McCutchan                 One Nationwide Plaza             Executive Vice               N/A
                                    Columbus, OH 43215               President-Law and
                                                                     Corporate Services

Robert A. Oakley                    One Nationwide Plaza             Executive Vice Presi-        N/A
                                    Columbus, OH 43215               dent, Chief Financial
                                                                     Officer

W. Sidney Druen                     One Nationwide Plaza             Senior Vice President,       Counsel
                                    Columbus, OH 43215               General Counsel
                                                                     and Assistant Secretary

Peter J. Neckermann                 One Nationwide Plaza             Vice President               Assistant
                                    Columbus, OH 43215                                            Treasurer

Harry A. Schermer                   One Nationwide Plaza             Vice President-              Assistant
                                    Columbus, OH 43215               Investments                  Treasurer

James F. Laird, Jr.                 One Nationwide Plaza             Vice President and           Assistant
                                    Columbus, OH 43215               General Manager              Treasurer

William G. Goslee                   One Nationwide Plaza             Treasurer                    Assistant
                                    Columbus, OH 43215                                            Treasurer

Rae Mercer                          One Nationwide Plaza             Secretary                    Secretary
                                    Columbus, OH 43215



Item 30.  Location of Accounts and Records


          William G. Goslee
          Nationwide Financial Services, Inc.
          One Nationwide Plaza
          Columbus, OH  43215


Item 31.  Management Services

          Not applicable.

Item 32.  Undertakings

         (a) The Trust shall furnish to each person to whom a prospectus is delivered, a copy of the Trust's Annual Report, upon request and without charge.

         (b) Registrant will call such meeting when requested in writing to do so by the holders of not less than 10 percent of its outstanding shares; whenever ten or more shareholders of record of registrant who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1 percent of the outstanding shares of registrant, whichever is less, shall apply to the Trustees of registrant in writing, stating that they wish to communicate with the other shareholders with a view to obtaining signatures to a request for a meeting pursuant to Section 16(c) of the Investment Company Act of 1940 and accompanied by a form of communications and request which they wish to transmit, registrant shall thereafter comply in all respects with the provisions of said Section 16(c) insof ar as they relate to such shareholder communications.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio, on the 29 day of February, 1996.

                                             NATIONWIDE INVESTING FOUNDATION
                                             NATIONWIDE INVESTING FOUNDATION II

                                             By
                                               ---------------------------------
                                                 James F. Laird, Jr., Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated.

SIGNATURE                                   TITLE
---------                                   -----

PRINCIPAL EXECUTIVE OFFICER

    /S/  PETER F. FRENZER                   Trustee and Chairman, Nationwide Investing Foundation (NIF),
------------------------------------
         Peter F. Frenzer                   Nationwide Investing Foundation II (NIF-II)

PRINCIPAL ACCOUNTING AND
FINANCIAL OFFICER

    /S/  JAMES F. LAIRD, JR.                Treasurer, Nationwide Investing Foundation (NIF),
------------------------------------
         James F. Laird, Jr.                Nationwide Investing Foundation II (NIF-II)

    /S/ JOHN C. BRYANT                      Trustee, NIF, NIF-II
------------------------------------
         John C. Bryant

    /S/  C. BRENT DEVORE                    Trustee, NIF
------------------------------------
         C. Brent DeVore

    /S/  SUE A. DOODY                       Trustee, NIF
------------------------------------
         Sue A. Doody

    /S/  ROBERT M. DUNCAN                   Trustee, NIF, NIF-II
------------------------------------
         Robert M. Duncan

    /S/  CHARLES L. FUELLGRAF, JR.          Trustee, NIF
------------------------------------
         Charles L. Fuellgraf, Jr.

    /S/  THOMAS J. KERR, IV                 Trustee, NIF, NIF-II
------------------------------------
         Thomas J. Kerr, IV

    /S/  DOUGLAS F. KRIDLER                 Trustee, NIF
------------------------------------
         Douglas F. Kridler

    /S/  D. RICHARD MCFERSON                Trustee, NIF, NIF-II
------------------------------------
         D. Richard McFerson

    /S/  ROBERT H. RICKEL                   Trustee, NIF
------------------------------------
         Robert H. Rickel

    /S/  NANCY C. THOMAS                    Trustee, NIF
------------------------------------
         Nancy C. Thomas

    /S/  HAROLD W. WEIHL                    Trustee, NIF
------------------------------------
         Harold W. Weihl

    /S/  DAVID C. WETMORE                   Trustee, NIF
------------------------------------
         David C. Wetmore

                                            By
                                               James F. Laird, Jr.
                                               Attorney-in-Fact, Nationwide Investing Foundation
                                                                 Nationwide Investing Foundation II
                                               February 29 , 1996

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrants certify that they meet all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and have caused this Registration Statement to be signed on their behalf by the undersigned, thereunto duly authorized, in the City of Columbus, and the State of Ohio, on the 29 day of February, 1996.

                                             NATIONWIDE INVESTING FOUNDATION
                                             NATIONWIDE INVESTING FOUNDATION II

                                             By
                                               ---------------------------------
                                                 James F. Laird, Jr., Treasurer

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated.

SIGNATURE                                   TITLE
---------                                   -----

PRINCIPAL EXECUTIVE OFFICER

    /S/  PETER F. FRENZER                   Trustee and Chairman, Nationwide Investing Foundation (NIF),
------------------------------------
         Peter F. Frenzer                   Nationwide Investing Foundation II (NIF-II)

PRINCIPAL ACCOUNTING AND
FINANCIAL OFFICER

    /S/  JAMES F. LAIRD, JR.                Treasurer, Nationwide Investing Foundation (NIF),
------------------------------------
         James F. Laird, Jr.                Nationwide Investing Foundation II (NIF-II)

    /S/ JOHN C. BRYANT                      Trustee, NIF, NIF-II
------------------------------------
         John C. Bryant

    /S/  C. BRENT DEVORE                    Trustee, NIF
------------------------------------
         C. Brent DeVore

    /S/  SUE A. DOODY                       Trustee, NIF
------------------------------------
         Sue A. Doody

    /S/  ROBERT M. DUNCAN                   Trustee, NIF, NIF-II
------------------------------------
         Robert M. Duncan

    /S/  CHARLES L. FUELLGRAF, JR.          Trustee, NIF
------------------------------------
         Charles L. Fuellgraf, Jr.

    /S/  THOMAS J. KERR, IV                 Trustee, NIF, NIF-II
------------------------------------
         Thomas J. Kerr, IV

    /S/  DOUGLAS F. KRIDLER                 Trustee, NIF
------------------------------------
         Douglas F. Kridler

    /S/  D. RICHARD MCFERSON                Trustee, NIF, NIF-II
------------------------------------
         D. Richard McFerson

    /S/  ROBERT H. RICKEL                   Trustee, NIF
------------------------------------
         Robert H. Rickel

    /S/  NANCY C. THOMAS                    Trustee, NIF
------------------------------------
         Nancy C. Thomas

    /S/  HAROLD W. WEIHL                    Trustee, NIF
------------------------------------
         Harold W. Weihl

    /S/  DAVID C. WETMORE                   Trustee, NIF
------------------------------------
         David C. Wetmore

                                            By /S/ JAMES F. LAIRD, JR.
                                               James F. Laird, Jr.
                                               Attorney-in-Fact, Nationwide Investing Foundation
                                                                 Nationwide Investing Foundation II
                                               February 29 , 1996